     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 25, 2018



                                           REGISTRATION STATEMENT NOS. 333-96519
                                                                       811-03927
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-6



          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                   POST-EFFECTIVE AMENDMENT NO. 25                     [X]
                                AND/OR
    REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                          AMENDMENT NO. 118                            [X]


                BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                           (Exact name of Registrant)



                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                              (Name of Depositor)


             11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including area code: (212) 578-9500

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                       C/O THE CORPORATION TRUST COMPANY
                               1209 ORANGE STREET
                            CORPORATION TRUST CENTER
                               NEW CASTLE COUNTY
                              WILMINGTON, DE 19801
                                 (302) 658-7581

                    (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: On April 30, 2018 or as soon thereafter as practicable


It is proposed that this filing will become effective (check appropriate box):

[ ]immediately upon filing pursuant to paragraph (b)


[X]on April 30, 2018 pursuant to paragraph (b)


[ ] ___ days after filing pursuant to paragraph (a)(1)

[ ] on ______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being registered: Flexible Premium Variable Life Insurance Policies
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This registration statement incorporates by reference the prospectuses and supplements dated May 1, 2017, May 1, 2016, May 1, 2015, April 28, 2014, April 29, 2013, April 30, 2012, May 1, 2011, May 1, 2010, May 1, 2009 and April 28,
2008 for the Brighthouse Variable Life Policy, each as filed in Post-Effective Amendment No. 23 filed April 7, 2017, Post-Effective Amendment No. 22 filed April 8, 2016, Post-Effective Amendment No. 21 filed April 10, 2015, Post-Effective Amendment No. 20 filed April 4, 2014, Post-Effective Amendment No. 19 filed April 4, 2013, Post-Effective Amendment No. 18 filed April 5, 2012, Post-Effective Amendment No. 17 filed April 6, 2011, Post-Effective Amendment No. 16 filed April 7, 2010, Post-Effective Amendment No. 15 filed April 9, 2009 and Post-Effective Amendment No. 13 filed April 7, 2008, respectively, to the Registration Statement on Form N-6, File No. 333-96519.

                           BRIGHTHOUSE VARIABLE LIFE
               Flexible Premium Variable Life Insurance Policies


                      APRIL 30, 2018 PROSPECTUS SUPPLEMENT


                           ISSUED TO INDIVIDUALS BY:
BRIGHTHOUSE LIFE INSURANCE COMPANY -- BRIGHTHOUSE FUND UL FOR VARIABLE LIFE
                                   INSURANCE


This prospectus supplement updates certain information contained in your last prospectus dated April 28, 2008, as annually and periodically supplemented, for Brighthouse Variable Life, a flexible premium variable life insurance policy issued by Brighthouse Life Insurance Company (the "Company"). Please keep this prospectus supplement for future reference. The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners.


You can build Cash Value by investing in a variety of INVESTMENT OPTIONS, which, in turn, invest in professionally managed Mutual Funds (THE "FUNDS", listed below). A fixed rate option (THE FIXED ACCOUNT) is also available. - Except for amounts in the Fixed Account, the value of your Policy will vary based on the performance of the Funds you select. The following Funds are available under all Policies (please see "The Funds" section for additional Funds that may be available depending on when you purchased your Policy):

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
  Brighthouse/Aberdeen Emerging Markets Equity Portfolio -- Class B
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
BRIGHTHOUSE FUNDS TRUST II
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Balanced Portfolio -- Class A
  Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A
     Frontier Mid Cap Growth Portfolio -- Class D
     MetLife Russell 2000(R) Index Portfolio -- Class A
     MetLife Stock Index Portfolio -- Class A
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     T. Rowe Price Large Cap Growth Portfolio -- Class B

     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A Western Asset Management U.S. Government Portfolio -- Class A
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
     Contrafund(R) Portfolio -- Service Class
     Mid Cap Portfolio -- Service Class 2
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Foreign VIP Fund
GOLDMAN SACHS VARIABLE INSURANCE TRUST -- INSTITUTIONAL SHARES
     Goldman Sachs Strategic Growth Fund
JANUS ASPEN SERIES -- SERVICE SHARES

     Janus Henderson Enterprise Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
  ClearBridge Variable Aggressive Growth Portfolio -- Class I
  ClearBridge Variable Dividend Strategy Portfolio -- Class II
  ClearBridge Variable Large Cap Growth Portfolio -- Class I
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Core Plus VIT Portfolio
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Pioneer Mid Cap Value VCT Portfolio
THE MERGER FUND VL
VANGUARD VARIABLE INSURANCE FUND
     Mid-Cap Index Portfolio
     Total Stock Market Index Portfolio


Certain Funds have been subject to a name change. Please see "Additional Information Regarding Funds" for more information.


The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                           FUND CHARGES AND EXPENSES

The next two tables describe the Fund charges and expenses that you will indirectly pay periodically during the time that you own the Policy. The Investment Options purchase shares of the Funds at net asset value. The net asset value already reflects the deduction of each Fund's Total Operating Expenses. Therefore you are indirectly bearing the costs of Fund expenses.


The first table below shows the minimum and maximum fees and expenses, as a percentage of average daily net assets, charged by any of the Funds as of December 31, 2017. Certain Funds may impose a redemption fee in the future. The second table shows each Fund's fees and expenses, as a percentage of average daily net assets, as of December 31, 2017, unless otherwise noted. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. Current prospectuses for the Fund can be obtained by calling 1-800-334-4298.



MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES



                                                                                              MINIMUM     MAXIMUM
                                                                                             ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets, including management fees, distribution and/or
 service (12b-1) fees, and other expenses)                                                    0.15%       2.57%



FUND FEES AND EXPENSES AS OF DECEMBER 31, 2017

(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Fund fees and expenses, please refer to the prospectus for each Fund.



                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
FUND                                                  FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.52%         0.25%        0.03%
 American Funds Growth Fund.....................    0.33%         0.25%        0.02%
 American Funds Growth-Income Fund..............    0.26%         0.25%        0.02%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100 Portfolio
  -- Class B....................................    0.07%         0.25%        0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.......................................    0.75%         0.25%        0.04%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A+..................    0.88%          --          0.11%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B...................    0.88%         0.25%        0.11%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.61%          --          0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%          --          0.03%
 Invesco Comstock Portfolio -- Class B..........    0.56%         0.25%        0.02%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.85%          --          0.03%
 MFS(R) Research International Portfolio --
  Class B+......................................    0.69%         0.25%        0.05%
 Morgan Stanley Mid Cap Growth Portfolio
  -- Class B+...................................    0.65%         0.25%        0.04%
 Oppenheimer Global Equity Portfolio --
  Class A+......................................    0.66%          --          0.04%
 Oppenheimer Global Equity Portfolio --
  Class B+......................................    0.66%         0.25%        0.04%
 PIMCO Inflation Protected Bond Portfolio
  -- Class A....................................    0.47%          --          0.50%
 PIMCO Total Return Portfolio -- Class B........    0.48%         0.25%        0.08%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%         0.25%        0.02%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                              AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............      --          0.80%           --          0.80%
 American Funds Growth Fund.....................      --          0.60%           --          0.60%
 American Funds Growth-Income Fund..............      --          0.53%           --          0.53%
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100 Portfolio
  -- Class B....................................     0.67%        1.00%           --          1.00%
 Brighthouse Small Cap Value Portfolio --
  Class B.......................................     0.07%        1.11%         0.01%         1.10%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class A+..................      --          0.99%         0.05%         0.94%
 Brighthouse/Aberdeen Emerging Markets
  Equity Portfolio -- Class B...................      --          1.24%         0.05%         1.19%
 Clarion Global Real Estate Portfolio --
  Class A.......................................      --          0.66%           --          0.66%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................      --          0.58%         0.02%         0.56%
 Invesco Comstock Portfolio -- Class B..........      --          0.83%         0.02%         0.81%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................      --          0.88%         0.02%         0.86%
 MFS(R) Research International Portfolio --
  Class B+......................................      --          0.99%         0.10%         0.89%
 Morgan Stanley Mid Cap Growth Portfolio
  -- Class B+...................................      --          0.94%         0.02%         0.92%
 Oppenheimer Global Equity Portfolio --
  Class A+......................................      --          0.70%         0.10%         0.60%
 Oppenheimer Global Equity Portfolio --
  Class B+......................................      --          0.95%         0.10%         0.85%
 PIMCO Inflation Protected Bond Portfolio
  -- Class A....................................      --          0.97%         0.01%         0.96%
 PIMCO Total Return Portfolio -- Class B........      --          0.81%         0.03%         0.78%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................      --          0.84%         0.03%         0.81%

                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
FUND                                                  FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Capital Appreciation Portfolio
  -- Class A....................................    0.69%          --          0.03%
 BlackRock Ultra-Short Term Bond Portfolio
  -- Class A....................................    0.35%          --          0.04%
 Brighthouse Asset Allocation 20 Portfolio
  -- Class B....................................    0.09%         0.25%        0.03%
 Brighthouse Asset Allocation 40 Portfolio
  -- Class B....................................    0.06%         0.25%         --
 Brighthouse Asset Allocation 60 Portfolio
  -- Class B....................................    0.05%         0.25%         --
 Brighthouse Asset Allocation 80 Portfolio
  -- Class B....................................    0.05%         0.25%        0.01%
 Brighthouse/Wellington Balanced Portfolio
  -- Class A....................................    0.46%          --          0.08%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A............    0.70%          --          0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D.......................................    0.71%         0.10%        0.04%
 Jennison Growth Portfolio -- Class A+..........    0.60%          --          0.02%
 MetLife Russell 2000(R) Index Portfolio --
  Class A.......................................    0.25%          --          0.06%
 MetLife Stock Index Portfolio -- Class A.......    0.25%          --          0.02%
 MFS(R) Total Return Portfolio -- Class F.......    0.56%         0.20%        0.05%
 MFS(R) Value Portfolio -- Class A..............    0.62%          --          0.02%
 T. Rowe Price Large Cap Growth Portfolio
  -- Class B....................................    0.60%         0.25%        0.02%
 T. Rowe Price Small Cap Growth Portfolio
  -- Class B....................................    0.47%         0.25%        0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A............    0.56%          --          0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A..........    0.47%          --          0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class.......    0.54%         0.10%        0.08%
 Equity-Income Portfolio -- Initial Class+......    0.44%          --          0.09%
 High Income Portfolio -- Initial Class+........    0.56%          --          0.11%
 Mid Cap Portfolio -- Service Class 2...........    0.54%         0.25%        0.09%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund+........    0.80%         0.25%        0.05%
 Templeton Foreign VIP Fund.....................    0.77%         0.25%        0.05%
GOLDMAN SACHS VARIABLE INSURANCE TRUST --
 INSTITUTIONAL SHARES
 Goldman Sachs Strategic Growth Fund............    0.71%          --          0.07%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio...........    0.64%         0.25%        0.09%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I..........................    0.75%          --          0.04%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II.........................    0.70%         0.25%        0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I..........................    0.70%          --          0.10%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I+.........................    0.65%          --          0.06%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 -- CLASS I
 Western Asset Core Plus VIT Portfolio..........    0.45%          --          0.13%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                              AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------ -------------- ----------- --------------- -----------
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Capital Appreciation Portfolio
  -- Class A....................................      --          0.72%         0.09%         0.63%
 BlackRock Ultra-Short Term Bond Portfolio
  -- Class A....................................      --          0.39%         0.03%         0.36%
 Brighthouse Asset Allocation 20 Portfolio
  -- Class B....................................     0.57%        0.94%         0.02%         0.92%
 Brighthouse Asset Allocation 40 Portfolio
  -- Class B....................................     0.59%        0.90%           --          0.90%
 Brighthouse Asset Allocation 60 Portfolio
  -- Class B....................................     0.61%        0.91%           --          0.91%
 Brighthouse Asset Allocation 80 Portfolio
  -- Class B....................................     0.64%        0.95%           --          0.95%
 Brighthouse/Wellington Balanced Portfolio
  -- Class A....................................      --          0.54%           --          0.54%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A............      --          0.72%         0.11%         0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D.......................................      --          0.85%         0.02%         0.83%
 Jennison Growth Portfolio -- Class A+..........      --          0.62%         0.08%         0.54%
 MetLife Russell 2000(R) Index Portfolio --
  Class A.......................................     0.01%        0.32%           --          0.32%
 MetLife Stock Index Portfolio -- Class A.......      --          0.27%         0.01%         0.26%
 MFS(R) Total Return Portfolio -- Class F.......      --          0.81%           --          0.81%
 MFS(R) Value Portfolio -- Class A..............      --          0.64%         0.06%         0.58%
 T. Rowe Price Large Cap Growth Portfolio
  -- Class B....................................      --          0.87%         0.05%         0.82%
 T. Rowe Price Small Cap Growth Portfolio
  -- Class B....................................      --          0.75%           --          0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A............      --          0.60%         0.06%         0.54%
 Western Asset Management
  U.S. Government Portfolio -- Class A..........      --          0.49%         0.01%         0.48%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio -- Service Class.......      --          0.72%           --          0.72%
 Equity-Income Portfolio -- Initial Class+......     0.03%        0.56%           --          0.56%
 High Income Portfolio -- Initial Class+........      --          0.67%           --          0.67%
 Mid Cap Portfolio -- Service Class 2...........      --          0.88%           --          0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund+........     0.01%        1.11%         0.01%         1.10%
 Templeton Foreign VIP Fund.....................     0.02%        1.09%         0.01%         1.08%
GOLDMAN SACHS VARIABLE INSURANCE TRUST --
 INSTITUTIONAL SHARES
 Goldman Sachs Strategic Growth Fund............      --          0.78%         0.04%         0.74%
JANUS ASPEN SERIES -- SERVICE SHARES
 Janus Henderson Enterprise Portfolio...........      --          0.98%           --          0.98%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST
 ClearBridge Variable Aggressive Growth
  Portfolio -- Class I..........................      --          0.79%           --          0.79%
 ClearBridge Variable Dividend Strategy
  Portfolio -- Class II.........................      --          1.00%           --          1.00%
 ClearBridge Variable Large Cap Growth
  Portfolio -- Class I..........................      --          0.80%           --          0.80%
 ClearBridge Variable Large Cap Value
  Portfolio -- Class I+.........................      --          0.71%           --          0.71%
LEGG MASON PARTNERS VARIABLE INCOME TRUST
 -- CLASS I
 Western Asset Core Plus VIT Portfolio..........      --          0.58%         0.03%         0.55%

                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
FUND                                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio........    0.65%         0.25%        0.06%
 THE MERGER FUND VL.........................    1.25%          --          1.26%
VANGUARD VARIABLE INSURANCE FUND
 Mid-Cap Index Portfolio....................    0.16%          --          0.03%
 Total Stock Market Index Portfolio.........     --            --           --



                                                               TOTAL       FEE WAIVER    NET TOTAL
                                                ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                FUND FEES    OPERATING      EXPENSE      OPERATING
FUND                                          AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
-------------------------------------------- -------------- ----------- --------------- -----------
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio........      --          0.96%           --          0.96%
 THE MERGER FUND VL.........................     0.06%        2.57%         0.73%         1.84%
VANGUARD VARIABLE INSURANCE FUND
 Mid-Cap Index Portfolio....................      --          0.19%           --          0.19%
 Total Stock Market Index Portfolio.........     0.15%        0.15%           --          0.15%


+     Not available under all Policies. Availability depends on Policy issue date.



The information shown in the table above was provided by the Funds. Certain Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2019. These arrangements can be terminated with respect to these Funds only with the approval of the Fund's board of directors or trustees. Please see the Funds' prospectuses for additional information regarding these arrangements.


Certain Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


                                   THE FUNDS


                  FUND                            INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Global Growth           Seeks long-term growth of capital.       Capital Research and Management
  Fund                                                                           Company(SM)
 American Funds Growth Fund             Seeks growth of capital.                 Capital Research and Management
                                                                                 Company(SM)
 American Funds Growth-Income           Seeks long-term growth of capital and    Capital Research and Management
  Fund                                  income.                                  Company(SM)
BRIGHTHOUSE FUNDS TRUST I
 Brighthouse Asset Allocation 100       Seeks growth of capital.                 Brighthouse Investment Advisers, LLC
  Portfolio
 Brighthouse Small Cap Value            Seeks long-term capital appreciation.    Brighthouse Investment Advisers, LLC
  Portfolio                                                                      Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
 Brighthouse/Aberdeen Emerging          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
  Markets Equity Portfolio+                                                      Subadviser: Aberdeen Asset Managers
                                                                                 Limited
 Brighthouse/Aberdeen Emerging          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
  Markets Equity Portfolio                                                       Subadviser: Aberdeen Asset Managers
                                                                                 Limited
 Clarion Global Real Estate Portfolio   Seeks total return through investment    Brighthouse Investment Advisers, LLC
                                        in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                        both capital appreciation and current    LLC
                                        income.
 ClearBridge Aggressive Growth          Seeks capital appreciation.              Brighthouse Investment Advisers, LLC
  Portfolio                                                                      Subadviser: ClearBridge Investments,
                                                                                 LLC
 Invesco Comstock Portfolio             Seeks capital growth and income.         Brighthouse Investment Advisers, LLC
                                                                                 Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio     Seeks long-term growth of capital.       Brighthouse Investment Advisers, LLC
                                                                                 Subadviser: Invesco Advisers, Inc.

                 FUND                            INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------- ----------------------------------------- --------------------------------------
 MFS(R) Research International        Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
  Portfolio+                                                                    Subadviser: Massachusetts Financial
                                                                                Services Company
 Morgan Stanley Mid Cap Growth        Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
  Portfolio+                                                                    Subadviser: Morgan Stanley
                                                                                Investment Management Inc.
 Oppenheimer Global Equity            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
  Portfolio+                                                                    Subadviser: OppenheimerFunds, Inc.
 Oppenheimer Global Equity            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
  Portfolio+                                                                    Subadviser: OppenheimerFunds, Inc.
 PIMCO Inflation Protected Bond       Seeks maximum real return,                Brighthouse Investment Advisers, LLC
  Portfolio                           consistent with preservation of capital   Subadviser: Pacific Investment
                                      and prudent investment management.        Management Company LLC
 PIMCO Total Return Portfolio         Seeks maximum total return,               Brighthouse Investment Advisers, LLC
                                      consistent with the preservation of       Subadviser: Pacific Investment
                                      capital and prudent investment            Management Company LLC
                                      management.
 T. Rowe Price Large Cap Value        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
  Portfolio                           by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                      believed to be undervalued. Income        Inc.
                                      is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Capital Appreciation       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
  Portfolio                                                                     Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond      Seeks a high level of current income      Brighthouse Investment Advisers, LLC
  Portfolio                           consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                      capital.
 Brighthouse Asset Allocation 20      Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
  Portfolio                           with growth of capital as a secondary
                                      objective.
 Brighthouse Asset Allocation 40      Seeks high total return in the form of    Brighthouse Investment Advisers, LLC
  Portfolio                           income and growth of capital, with a
                                      greater emphasis on income.
 Brighthouse Asset Allocation 60      Seeks a balance between a high level      Brighthouse Investment Advisers, LLC
  Portfolio                           of current income and growth of
                                      capital, with a greater emphasis on
                                      growth of capital.
 Brighthouse Asset Allocation 80      Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
  Portfolio
 Brighthouse/Wellington Balanced      Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
  Portfolio                           with some current income.                 Subadviser: Wellington Management
                                                                                Company LLP
 Brighthouse/Wellington Core Equity   Seeks to provide a growing stream of      Brighthouse Investment Advisers, LLC
  Opportunities Portfolio             income over time and, secondarily,        Subadviser: Wellington Management
                                      long-term capital appreciation and        Company LLP
                                      current income.
 Frontier Mid Cap Growth Portfolio    Seeks maximum capital appreciation.       Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Frontier Capital
                                                                                Management Company, LLC
 Jennison Growth Portfolio+           Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                Subadviser: Jennison Associates LLC

                FUND                            INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------ ----------------------------------------- --------------------------------------
 MetLife Russell 2000(R) Index       Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
  Portfolio                          Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                               Advisors, LLC
 MetLife Stock Index Portfolio       Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
                                     Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                     Stock Price Index.                        Advisors, LLC
 MFS(R) Total Return Portfolio       Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                     investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                               Services Company
 MFS(R) Value Portfolio              Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                               Subadviser: Massachusetts Financial
                                                                               Services Company
 T. Rowe Price Large Cap Growth      Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
  Portfolio                                                                    Subadviser: T. Rowe Price Associates,
                                                                               Inc.
 T. Rowe Price Small Cap Growth      Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
  Portfolio                                                                    Subadviser: T. Rowe Price Associates,
                                                                               Inc.
 Western Asset Management            Seeks to maximize total return            Brighthouse Investment Advisers, LLC
  Strategic Bond Opportunities       consistent with preservation of           Subadviser: Western Asset
  Portfolio                          capital.                                  Management Company
 Western Asset Management            Seeks to maximize total return            Brighthouse Investment Advisers, LLC
  U.S. Government Portfolio          consistent with preservation of capital   Subadviser: Western Asset
                                     and maintenance of liquidity.             Management Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS
 Contrafund(R) Portfolio             Seeks long-term capital appreciation.     Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
 Equity-Income Portfolio+            Seeks reasonable income. The fund         Fidelity Management & Research
                                     will also consider the potential for      Company
                                     capital appreciation. The fund's goal     Subadviser: FMR Co., Inc.
                                     is to achieve a yield which exceeds
                                     the composite yield on the securities
                                     comprising the S&P 500(R) Index.
 High Income Portfolio+              Seeks a high level of current income,     Fidelity Management & Research
                                     while also considering growth of          Company
                                     capital.                                  Subadviser: FMR Co., Inc.
 Mid Cap Portfolio                   Seeks long-term growth of capital.        Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Small-Mid Cap Growth VIP   Seeks long-term capital growth.           Franklin Advisers, Inc.
  Fund+
 Templeton Foreign VIP Fund          Seeks long-term capital growth.           Templeton Investment Counsel, LLC
GOLDMAN SACHS VARIABLE INSURANCE
 TRUST
 Goldman Sachs Strategic Growth      Seeks long-term growth of capital.        Goldman Sachs Asset Management,
  Fund                                                                         L.P.

                 FUND                            INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
------------------------------------- ----------------------------------------- -------------------------------------
JANUS ASPEN SERIES
 Janus Henderson Enterprise           Seeks long-term growth of capital.        Janus Capital Management LLC
  Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive      Seeks capital appreciation.               Legg Mason Partners Fund Advisor,
  Growth Portfolio                                                              LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
 ClearBridge Variable Dividend        Seeks dividend income, growth of          Legg Mason Partners Fund Advisor,
  Strategy Portfolio                  dividend income and long-term             LLC
                                      capital appreciation.                     Subadviser: ClearBridge Investments,
                                                                                LLC
 ClearBridge Variable Large Cap       Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
  Growth Portfolio                                                              LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
 ClearBridge Variable Large Cap       Seeks long-term growth of capital as      Legg Mason Partners Fund Advisor,
  Value Portfolio+                    its primary objective. Current income     LLC
                                      is a secondary objective.                 Subadviser: ClearBridge Investments,
                                                                                LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Core Plus VIT          Seeks to maximize total return,           Legg Mason Partners Fund Advisor,
  Portfolio                           consistent with prudent investment        LLC
                                      management and liquidity needs, by        Subadvisers: Western Asset
                                      investing to obtain a dollar weighted     Management Company; Western
                                      average effective duration within 30%     Asset Management Company
                                      of the average duration of the            Limited; Western Asset Management
                                      domestic bond market as a whole.          Company Ltd.; Western Asset
                                                                                Management Company Pte Ltd.
PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT            Seeks capital appreciation by             Amundi Pioneer Asset Management,
  Portfolio                           investing in a diversified portfolio of   Inc.
                                      securities consisting primarily of
                                      common stocks.
THE MERGER FUND VL                    Seeks capital growth.                     Westchester Capital Management,
                                                                                Inc.
VANGUARD VARIABLE INSURANCE FUND
 Mid-Cap Index Portfolio              Seeks to track the performance of a       Vanguard Equity Index Group
                                      benchmark index that measures the
                                      investment return of
                                      mid-capitalization stocks.
 Total Stock Market Index Portfolio   Seeks to track the performance of a       Vanguard Equity Index Group
                                      benchmark index that measures the
                                      investment return of the overall stock
                                      market.


+     Not available under all Policies. Availability depends on Policy issue date.



                     ADDITIONAL INFORMATION REGARDING FUNDS


A Fund was subject to a name change. The chart below identifies the former name and new name of this Fund.

FUND NAME CHANGE




      FORMER NAME                      NEW NAME
----------------------- -------------------------------------
JANUS ASPEN SERIES      JANUS ASPEN SERIES
 Enterprise Portfolio   Janus Henderson Enterprise Portfolio




             DESCRIPTION OF THE COMPANY, SEPARATE ACCOUNT AND FUNDS

--------------------------------------------------------------------------------
                             THE INSURANCE COMPANY



Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

The Company is a subsidiary of, and controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.



                      CHARGES AGAINST THE SEPARATE ACCOUNT

We are waiving a portion of the Mortality and Expense Risk Charge for Investment Options investing in certain Funds. We are waiving 0.15% for the Investment Option investing in the Western Asset Management U.S. Government Portfolio (Class A). For the Investment Options investing in the following Funds, we are waiving an amount equal to the excess, if any, of the Fund's expenses over the following percentages: 0.65% for the PIMCO Inflation Protected Bond Portfolio (Class A), 0.265% for the MetLife Stock Index Portfolio (Class A), 1.10% for the Brighthouse Small Cap Value Portfolio (Class
B), 1.10% for the MFS Research International Portfolio (Class B), 0.84% for the
T. Rowe Price Small Cap Growth Portfolio (Class B), 0.68% for the Jennison Growth Portfolio (Class A), 0.62% for the Oppenheimer Global Equity Portfolio (Class A), 0.87% for the Oppenheimer Global Equity Portfolio (Class B), 0.84% for the Invesco Comstock Portfolio (Class B), and 1.22% for the T. Rowe Price Large Cap Growth Portfolio (Class B).




                     GENERAL MATTERS RELATING TO THE POLICY

--------------------------------------------------------------------------------

                                 CYBERSECURITY


Our variable life insurance business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Funds and the firms involved in the distribution and sale of our variable life insurance policies).
- For example, many routine operations, such as processing Policy Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems. - - - - -

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. - Despite these protocols, a cybersecurity breach could have a material, negative impact on the Company and the Separate Account, as well as individual Policy Owners and their Policies. - Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. -

Cybersecurity breaches can interfere with our processing of Policy transactions, including the processing of transfer orders from our website or with the Funds; impact our ability to calculate Accumulation Unit Values; cause the release and possible destruction of confidential Policy Owner or business information; or impede order processing or cause other operational issues. -

Cybersecurity breaches may also impact the issuers of securities in which the Investment Options invest, and it is possible the Funds underlying your Policy could lose value. There can be no assurance that we or our service providers or the Investment Options will avoid losses affecting your Policy due to cyberattacks or information security breaches in the future. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times.




                                   TRANSFERS
--------------------------------------------------------------------------------
                           RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Policy Owners to transfer Cash Value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Funds, which in turn may adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g. beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds. In addition, as described below, we treat all American Funds Insurance Series portfolios ("American Funds portfolios") as Monitored Funds. We monitor transfer activity in those Monitored Portfolios:

     American Funds Global Growth Fund
     Brighthouse Small Cap Value Portfolio
     Brighthouse/Aberdeen Emerging Markets Equity Portfolio
     Clarion Global Real Estate Portfolio
     Franklin Small-Mid Cap Growth VIP Fund
     High Income Portfolio
     Invesco Small Cap Growth Portfolio
     MetLife Russell 2000(R) Index Portfolio
     MFS(R) Research International Portfolio
     Oppenheimer Global Equity Portfolio
     T. Rowe Price Small Cap Growth Portfolio
     Templeton Foreign VIP Fund
     Western Asset Core Plus VIT Portfolio
     Western Asset Management Strategic Bond Opportunities Portfolio

We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Funds within given periods of time. For example, we currently monitor transfer activity to determine if for each of the Monitored Funds, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Policy that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE FUNDS. We may change the Monitored Funds at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Funds under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Funds that exceeds our current transfer limits, upon a first violation you will receive a warning letter. Upon a second violation, we will exercise our contractual right to revise, suspend or eliminate transfer privileges, including limiting the acceptable mode of requesting transfers, and thereafter will only accept transfer requests via regular U.S. mail and will reject transfer requests requested via facsimile, telephone or Internet. In addition, we also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any third party who has been authorized to initiate transfers on behalf of multiple Policy Owners. We may, among other things:

   o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner, or

   o reject the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by third parties on behalf of more than one Policy Owner.

Transfers made under a Dollar Cost Averaging Program, a rebalancing program, or, if applicable, any asset allocation program described in this prospectus are not treated as a transfer when we monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate frequent transfers in any Fund and there are no arrangements in place to permit any Policy Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.

The Funds may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the frequent transfer policies established by the Fund.

In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance products. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance products and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Policy Owners engaged in frequent trading, the Fund may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Policy Owner.

You should read the Fund prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the underlying Funds and may disrupt fund management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Funds except where the manager of a particular underlying Fund has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some fund managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Policy Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above.



                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The effect of federal income taxes on the economic benefits provided under the Policy depends on a variety of factors, including but not limited to, the tax status of the Policy Owner and the tax treatment of the Policy (whether it is a Modified Endowment Contract). This tax treatment is highly complex. The following SUMMARY PROVIDES A GENERAL DESCRIPTION OF THE MATERIAL FEDERAL TAX CONSEQUENCES to the Policy owner and Beneficiary of buying, holding and exchanging rights under the Policy. This discussion is only a brief general summary and does not purport to be complete or cover all situations and is not intended as tax or legal advice. This discussion is based upon the Company's understanding of the federal income tax laws as currently interpreted by the U.S. Treasury ("Treasury") and the Internal Revenue Service ("IRS"). The Company cannot guarantee that those laws or interpretations will remain unchanged.

IT SHOULD BE UNDERSTOOD THAT THIS IS NOT AN EXHAUSTIVE DISCUSSION OF ALL TAX QUESTIONS THAT MIGHT ARISE UNDER THE POLICIES. NO ATTEMPT HAS BEEN MADE TO ADDRESS ANY FOREIGN, STATE OR LOCAL TAX CONSIDERATIONS THAT MAY ARISE IN CONNECTION WITH A POLICY. FOR COMPLETE INFORMATION, A QUALIFIED TAX OR LEGAL ADVISER SHOULD BE CONSULTED.



                      POTENTIAL BENEFITS OF LIFE INSURANCE

A life insurance contract, including the Policy, is a unique financial instrument that along with providing protection for premature death, also provides a number of potential tax advantages including:


   o INCOME TAX-FREE DEATH BENEFITS (e.g., the Death Benefit under the Policy, including the portion attributable to the increase in value based on the Investment Options, may pass to your Beneficiary free of income taxes if the requirements of Section 101 of the Internal Revenue Code of 1986, as amended ("IRC" or the "Code") are satisfied.)


   o INCOME TAX-FREE GROWTH OF POLICY CASH VALUES (e.g., within the Policy, any increase in value based on the Investment Options may be tax-deferred until withdrawn -- including tax-free transfers among the Investment Options, and as mentioned above, will not be subject to federal income taxes if paid as a Death Benefit.)

   o INCOME TAX-FREE ACCESS TO CASH VALUE THROUGH LOANS AND/OR WITHDRAWALS (e.g., under certain circumstances, such as where you adhere to certain premium limits, a Policy Owner may access cash from the Policy through a withdrawal, up to the tax basis, or a loan without facing tax consequences.)

Whether and how these benefits may be utilized is largely governed by IRC Sections 7702, 7702A, 817 and 101. These federal tax laws were passed to ensure that the tax advantages of life insurance are not abused.

In sum, these federal tax laws, among numerous other things, establish the following:

   o A definition of a life insurance contract

   o Diversification requirements for separate account assets

   o Limitations on policy owner's control over the assets in a separate account

   o Guidelines to determine the maximum amount of premium that may be paid into a policy

   o Limitations on withdrawals from a policy

   o Qualification testing for all life insurance policies that have cash value features.

                            TAX STATUS OF THE POLICY


DEFINITION OF LIFE INSURANCE


In order for this Policy to offer some or all of the tax advantages described above, it must meet the definition of a life insurance contract under SECTION 7702 OF THE CODE. Complying with either the cash value accumulation test or the guideline premium test set forth in IRC Section 7702 will satisfy this definition. This Policy uses the guideline premium test. Guidance as to how IRC
Section 7702 and the guideline premium test are to be applied, however, is limited. If a Policy were determined not to be a life insurance contract for purposes of IRC Section 7702, such Policy would not provide the tax advantages normally described above.

The Company believes that it is reasonable to conclude that the Policy meets the IRC Section 7702 definition of a life insurance contract. The Company reserves the right to make changes in the Policy if such changes are deemed necessary to attempt to assure its qualification as a life insurance contract for tax purposes. The death benefit under a Policy will never be less than the minimum amount required for the Policy to be treated as life insurance under
Section 7702 of the Code, as in effect on the date the Policy was issued.



DIVERSIFICATION


In addition to meeting the definition of a life insurance contract in IRC
Section 7702, to qualify as life insurance for federal income tax purposes, separate account investments (or the investments of a Fund, the shares of which are owned by separate accounts of insurance companies) underlying the Policy must also be "adequately diversified" pursuant to SECTION 817(H) of the Code. If fund shares are sold directly to tax-qualified retirement plans that later lose their tax-qualified status, or to non-qualified plans, there could be adverse consequences under the diversification rules.


The Separate Account, through the funds, intends to comply with these requirements. Although the Company does not control the funds, the Company intends to monitor the investments of the mutual funds to ensure compliance with these diversification requirements.


INVESTOR CONTROL

In certain circumstances, owners of variable life insurance contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their policy or contract rather than the insurance company. In those circumstances, a proportionate share of the income and gains from the separate account assets would be includable in the variable contract owner's gross income each year.

The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets IF THE CONTRACT OWNER POSSESSES INCIDENTS OF OWNERSHIP IN THOSE SEPARATE ACCOUNT ASSETS, such as the ability to exercise investment control over the assets. While we believe that the Policy does not give the Policy Owner investment control over the separate account assets, we reserve the right to modify the Policy as necessary to prevent a Policy Owner from being treated as the owner of the separate account assets supporting the Policy.


                        TAX TREATMENT OF POLICY BENEFITS

The remaining tax discussion assumes that the Policy qualifies as a life insurance contract for federal income tax purposes.


IN GENERAL

The Company believes that the DEATH BENEFIT UNDER THE POLICY WILL BE EXCLUDABLE FROM THE GROSS INCOME OF THE BENEFICIARY under IRC Section 101(a)(1); unless the Policy has been transferred for value and no exception to the transfer for value rules set forth in the IRC Section 101 (a) (2) applies.

In the case of employer-owned life insurance as defined in IRC Section 101(j), the amount excludable from gross income is limited to premiums paid unless the policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated, a director or recently employed. There are also exceptions for policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the policy. These rules apply to policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the Death Benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of Death Benefits, it is advisable to consult tax counsel.

In addition, the Policy Owner will generally not be deemed to be in constructive receipt of the Cash Value, including increments thereof, until there is a distribution or a deemed distribution. (See discussion of "Modified Endowment Contracts" below.) Depending on the circumstances, the exchange of one life insurance policy for another, a change in the policy's face amount, a change in the policy's death benefit option, a payment of an increased level of premiums, a policy loan, a partial or full surrender, a lapse with outstanding Indebtedness, a change in ownership, or an assignment of the policy may have federal income tax consequences. Furthermore, such actions may have Federal gift and estate, as well as state and local tax consequences that will depend upon the financial situation and other circumstances of each owner or beneficiary. You should consult your tax or legal adviser for further advice on all tax issues.

THE TAX CONSEQUENCES OF DISTRIBUTION FROM, AND LOANS TAKEN FROM OR SECURED BY, A POLICY DEPEND ON WHETHER THE POLICY IS CLASSIFIED AS A "MODIFIED ENDOWMENT CONTRACT."


MODIFIED ENDOWMENT CONTRACTS


Special tax considerations apply to "Modified Endowment Contracts" ("MEC"). A MEC is defined under tax law as ANY POLICY THAT SATISFIES THE PRESENT DEFINITION OF A LIFE INSURANCE CONTRACT UNDER IRC SECTION 7702 BUT WHICH FAILS TO SATISFY A 7-PAY TEST SET FORTH IN IRC SECTION 7702A. A contract fails to satisfy the 7-pay test if the cumulative amount of premiums paid under the contract at any time during the first seven contract years exceeds the sum of the net level premiums that would have been paid on or before such time had the contract provided for paid-up future benefits after the payment of seven level annual premiums. If a material change in the contract occurs either during the first seven contract years, or later, a new seven-year testing period is begun to determine whether the policy constitutes a MEC. A decrease to the stated amount of the Policy may cause a re-test under the 7-pay test and could cause your Policy to become a MEC.

Any POLICY ISSUED IN EXCHANGE FOR A MEC will be subject to the tax treatment accorded to MECs. However, in general, any policy received in exchange for a life insurance contract that is not a MEC will generally not be treated as a MEC if the face amount of the policy is greater than or equal to the death benefit of the policy being exchanged. The payment of any premiums at the time of or after the exchange may, however, cause the policy to become a MEC.


LOANS AND PARTIAL WITHDRAWALS from, as well as collateral assignments of, policies that are MECs will be treated as distributions to the policy owner for tax purposes. All pre-death distributions (including loans, partial withdrawals and collateral assignments) from MECs will be included in gross income on an income-first basis to the extent of any income in the policy (the contract value less the policy owner's investment in the policy) immediately before the distribution.

The law also imposes an additional 10% TAX ON PRE-DEATH DISTRIBUTIONS (including loans, collateral assignments, partial withdrawals and complete surrenders) FROM MECS to the extent they are included in income, unless a specific exception to the penalty applies. The penalty does not apply to amounts which are distributed on or after the date on which the taxpayer attains age 591/2, because the taxpayer is disabled, or as substantially equal periodic payments over the taxpayer's life (or life expectancy) or over the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary. The foregoing exceptions generally do not apply to a Policy Owner which is a non-natural person such as a corporation.

If a Policy becomes a MEC, distributions that occur during the contract year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution made from a Policy that is not a MEC (and therefore not taxable at the time of the distribution) could later become taxable as a distribution from a MEC if due to subsequent changes to the Policy, it later becomes a MEC.

For purposes of applying the MEC rules, all MECs that are issued by the Company (or its affiliates) to the same owner during any calendar year will be treated as one MEC contract for purposes of determining the amount includable in the owner's gross income at the time of a distribution from any such contract.

The death benefit of a modified endowment contract remains excludable from the gross income of the beneficiary to the extent described above in "Tax Treatment of Policy Benefits." Furthermore, no part of the investment growth of the cash value of a MEC is includable in the gross income of the owner unless the contract matures, is distributed or partially surrendered, is pledged, collaterally assigned, or borrowed against, or otherwise terminates with income in the contract prior to death. A full surrender of a MEC after age 591/2 will have the same tax consequences as life insurance policies generally as described above in "Tax Treatment of Policy Benefits."

Due to the complexity of the MEC tax rules, a policy owner should consult a qualified tax or legal adviser as to the potential MEC consequences before taking any actions with respect to the Policy.


DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS

Distributions from a policy that is not classified as a modified endowment contract are generally TREATED AS FIRST NON-TAXABLE RECOVERING THE INVESTMENT IN THE POLICY (DESCRIBED BELOW) AND THEN, ONLY AFTER THE RETURN OF ALL SUCH INVESTMENT IN THE POLICY, AS GAIN TAXABLE AS ORDINARY INCOME. An exception to this general rule occurs in the cases of a partial surrender, a decrease in the face amount, or any other change that reduces benefits under the policy in the first 15 years after the policy is issued where, as a result of that action, a cash distribution to the owner is made by the Company in order for the policy to continue complying with the IRC Section 7702 definitional limits. In that case, such distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the policy) under rules prescribed in IRC Section 7702.

Loans from, or secured by, a policy that is not a MEC are generally not treated as taxable distributions. Instead, such loans are generally treated as indebtedness of the owner. However, the tax consequences of some Policy loans are uncertain. You should consult a tax or legal adviser as to those consequences. Upon a complete surrender or lapse of a policy that is not a MEC, or when benefits are paid at such a policy's maturity date, if the amount received plus the amount of indebtedness discharged exceeds the total investment in the policy, the excess generally will be treated as ordinary income subject to tax.

Finally, neither distributions (including distributions upon surrender or lapse) nor loans from or secured by, a policy that is not a MEC, are subject to the 10 percent additional tax previously referred to above regardless of when they are made. Certain changes to the policy may cause the policy to become a MEC. Therefore, a policy owner should consult a tax or legal advisor before effecting any change to a policy that is not a modified endowment contract.


TREATMENT OF LOAN INTEREST

If there is any borrowing under which the Policy is pledged as security or otherwise serves as collateral, the interest paid on loans will generally not be tax deductible. Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity's interest deduction even where such entity's indebtedness is in no way connected to the Policy, unless the insured is an employee, officer, director or 20% owner.


ACCELERATION OF DEATH BENEFIT RIDER

Payments received under the Acceleration of Death Benefit Rider should be excludable from the gross income of the Policy Owner except in certain business contexts. However, you should consult a qualified tax adviser about the consequences of adding this rider to a Policy or requesting payment under this rider.


INVESTMENT IN THE POLICY

Investment in the policy generally includes the aggregate amount of premiums or other consideration paid for the policy, reduced by non-taxable distributions.


BUSINESS USES OF POLICY

Businesses can use the Policies in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances. In the case of a business owned Policy, the provisions of IRC Section 101(j) may limit the amount of the Death Benefit excludable from gross income unless a specified exception applies and a notice and consent requirement is satisfied, as discussed above. If you are contemplating a change to an existing Policy or purchasing the Policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax or legal adviser.


TAX CREDITS AND DEDUCTIONS

The Company may be entitled to certain tax benefits related to the assets of the Separate Account. These tax benefits, which may include foreign tax credits and corporate dividend received deductions, are not passed back to the Separate Account or to Policy Owners since the Company is the owner of the assets from which the tax benefits are derived.



                            OTHER TAX CONSIDERATIONS
--------------------------------------------------------------------------------
The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.


In general, current federal tax law in effect as of 2018 provides for a $10 million estate, gift and generation-skipping transfer tax exemption (as further indexed for inflation in accordance with applicable law). Current law provides that this exemption amount may sunset for tax years after December 31, 2025 and a lower exemption amount may be applicable unless the law is changed.


The complexity of the tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.


                               INSURABLE INTEREST

The Policy Owner must have an insurable interest in the life of the Insured in order for the Policy to be valid under applicable state law and for the Policy to be treated as a life insurance policy for federal income tax purposes. State laws on this subject vary widely, but typically require that the Policy Owner have a lawful and substantial economic interest in the continued life of the person insured, which interest must exist at the time the insurance is procured, but not necessarily at the time of the Insured's death. If no recognized insurable interest exists in a given situation, the Policy may be deemed void as against public policy under the state law and not entitled to treatment as a life insurance contract for federal income tax purposes. It is the responsibility of the Policy Owner, not the life insurance carrier, to determine the existence of insurable interest in the life of the Insured under applicable state law.


                           THE COMPANY'S INCOME TAXES

The Company is taxed as a life insurance company under federal income tax law. Presently, the Company does not expect to incur any income tax on the earnings or the realized capital gains retained to meet the Company's obligations under the Policy. Based on these expectations, no charge is being made currently to the income of the Separate Account for federal income taxes that may be attributable to the Separate Account. However, the Company may assess a charge against the Investment Options for federal income taxes in the event that the Company incurs income or other tax liability attributable to the Separate Account under future tax law.


Under present laws, the Company may incur state and local taxes in certain states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, charges may be made for such taxes (including such taxes), if any, attributable to the Separate Account.

                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The financial statements and financial highlights comprising each of the Investment Options of the Separate Account, Brighthouse Fund UL for Variable Life Insurance and the consolidated financial statements and related financial statement schedules of the Company, can be found in the Statement of Additional Information ("SAI"). The financial statements of the Company only bear on the Company's ability to meet its obligations under the Policies and should not be considered as bearing on the investment performance of the Separate Account.




















































Book 47                                                April 30, 2018

                           BRIGHTHOUSE VARIABLE LIFE


                  PART B: STATEMENT OF ADDITIONAL INFORMATION
                                     DATED

                                 APRIL 30, 2018

                                      FOR
                BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                                   ISSUED BY
                       BRIGHTHOUSE LIFE INSURANCE COMPANY


This Statement of Additional Information ("SAI") is not a prospectus. This SAI contains additional information about the Policies listed above and Brighthouse Life Insurance Company (the "Company," "we," "our," and "us"). The Company no longer offers the Policies to new purchasers. It does continue to accept additional premium payments from existing policy owners. You should read this SAI in conjunction with the prospectus dated April 28, 2008, as supplemented, for Brighthouse Variable Life. The defined terms used in this SAI are as defined in the prospectuses.


Copies of the prospectuses may be obtained by writing to Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, or by calling 1-800-334-4298 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

                               TABLE OF CONTENTS


                                                             PAGE
                                                            -----
GENERAL INFORMATION AND HISTORY............................    3
 The Depositor.............................................    3
 State Regulation..........................................    3
 The Registrant............................................    4
 Registration Statements...................................    4
 The Custodian.............................................    4
UNDERWRITING AND DISTRIBUTION AGREEMENTS...................    4
 Principal Underwriting and Distribution Agreement.........    4
 Compensation..............................................    4
VALUATION OF ASSETS........................................    5
 Investment Options:.......................................    5
 The Cash Value:...........................................    5
 Accumulation Unit Value...................................    5
ADDITIONAL INFORMATION ABOUT POLICY CHARGES................    6
 Special Purchase Plans....................................    6
 Underwriting Procedures...................................    6
 Increases and Decreases in Stated Amount..................    6
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............    6
FINANCIAL STATEMENTS.......................................    6

                        GENERAL INFORMATION AND HISTORY


THE DEPOSITOR. Brighthouse Life Insurance Company is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, the Company was known as MetLife Insurance Company USA. The Company is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas.

The Company is a subsidiary of, and controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, BHF was a subsidiary of, and controlled by, MetLife, Inc. On that date, MetLife, Inc. distributed 80.8% of the common stock of BHF to MetLife, Inc.'s shareholders and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is a major provider of life insurance and annuity products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, North Carolina 28277.


Brighthouse Life Insurance Company History


MetLife Insurance Company USA: From the close of business on November 14, 2014 to March 6, 2017, BLIC was called MetLife Insurance Company USA ("MetLife USA"). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the Policies and paying any benefits due under all policies and contracts issued by each of its corporate predecessors. These predecessor companies that issued policies on and prior to November 14, 2014 were the following:


- MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut ("MICC"), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006 . MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.

- MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut ("MLAC"), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.


- MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company ("MLI USA"), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

- MetLife Investors Insurance Company: MetLife Investors Insurance Company ("MLI"), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

- MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California ("MLI-CA"), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.


STATE REGULATION. The Company is subject to the laws of the state of Delaware governing insurance companies and to regulation by the Insurance Commissioner of the state of Delaware (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE REGISTRANT. Effective December 8, 2008, the Company combined MetLife of CT Fund UL II for Variable Life Insurance, MetLife of CT Variable Life Insurance Separate Account One, MetLife of CT Variable Life Insurance Separate Account Two and MetLife of CT Variable Life Insurance Separate Account Three, with and into Brighthouse Fund UL for Variable Life Insurance (formerly MetLife of CT Fund UL for Variable Life Insurance) ("Fund UL"). Fund UL was established under the laws of Connecticut on November 10, 1983. Fund UL is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940 and qualifies as a "separate account." Separate Accounts are primarily designed to keep policy assets separate from other company assets.

REGISTRATION STATEMENTS. Registration Statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the policies offered. The Registration Statements, their amendments and exhibits, contain information beyond that found in the prospectuses and the SAI.

THE CUSTODIAN. The Company holds title to the assets in the Separate Account.


                    UNDERWRITING AND DISTRIBUTION AGREEMENTS

PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT. Information about the distribution of the Policies is contained in the prospectus (see "Distribution & Compensation"). Additional information is provided below.


Brighthouse Securities, LLC ("Brighthouse Securities") serves as the principal underwriter and distributor of the securities offered through the prospectus pursuant to the terms of the Principal Underwriting and Distribution Agreement. Brighthouse Securities, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other variable life insurance policies and variable annuity contracts issued by the Company and its affiliated companies. MetLife Investors Distribution Company ("MLIDC") served as principal underwriter and distributor prior to March 6, 2017.


Brighthouse Securities' principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA").


The following table shows the amount of commissions paid with respect to Fund UL in the years indicated. MLIDC was the recipient of these commissions for periods preceding March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.



                            UNDERWRITING COMMISSIONS



                                              AMOUNT OF UNDERWRITING
              UNDERWRITING COMMISSIONS PAID   COMMISSIONS RETAINED BY
    YEAR         TO MLIDC BY THE COMPANY               MLIDC
------------ ------------------------------- ------------------------
 2017........$1,660,352                      $0
 2016........$1,770,351                      $0
 2015........$1,965,549                      $0



The Policies are no longer offered for sale. Brighthouse Securities entered into selling agreements with broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may have offered the Policies but are exempt from registration. Applications for the Policies were solicited by registered representatives who are associated persons of such broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable life insurance products.

COMPENSATION. Broker-dealers who have selling agreements with Brighthouse Securities are paid compensation for the promotion and sale of the Policies. Financial representatives who solicit sales of the Policies typically receive a portion of the compensation payable to the broker-dealer firm. The amount the financial representative receives depends on the agreement between the firm and the financial representative. This agreement may also provide for the payment of other types of cash and on-cash compensation and other benefits. Compensation paid on the Policies, as well as other incentives or payments, are not assessed as an additional direct charge to Policy owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policies and from profits on payments received by the Company and Brighthouse Securities from the Funds.

The Company and Brighthouse Securities have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and Brighthouse Securities pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.


                              VALUATION OF ASSETS

INVESTMENT OPTIONS: The value of the assets of each Investment Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CASH VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of an Investment Option from one valuation period to the next. The net investment factor for an Investment Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Investment Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of an Investment Option is equal to (a) minus (b), divided by (c) where:

     (a) = investment income plus capital gains and losses (whether realized or unrealized);

     (b) = any deduction for applicable taxes (presently zero); and

     (c) = the value of the assets of the Investment Option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. An Investment Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Investment Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Investment Option and takes into account the investment performance, expenses and the deduction of certain expenses.

                  ADDITIONAL INFORMATION ABOUT POLICY CHARGES

SPECIAL PURCHASE PLANS. We reserve the right to waive all or a part of any fee we charge under the Policy (excluding Fund expenses). Factors we consider include one or more of the following: size and type of group to whom the Policy is issued; amount of expected premiums; relationship with us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue; type and frequency of administrative and sales service provided; or any other factor we determine relevant. Any fee modification will not discriminate unfairly against protected classes of individuals and will be done according to our rules in effect at the time the Policy is issued.

UNDERWRITING PROCEDURES. The Policy's cost of insurance depends on the insured's sex, issue age, risk class and length of time the Policy has been in force. The rates will vary depending on tobacco use and other risk factors. Guaranteed cost of insurance rates are based on the Insured's attained age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables. The maximum rates for the tables-rated substandard insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to reflect higher mortality risk. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

The cost of insurance rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

INCREASES AND DECREASES IN STATED AMOUNT. For certain Policies, after the first Policy Year, you may request in writing to change the Stated Amount. When your Stated Amount changes, your Policy charges and possibly your Death Benefit will also change. If you increase or decrease your Stated Amount your Policy may become a modified endowment contract (MEC) under federal tax law (please see the Federal Income Taxes section of the Prospectus for more information and consult your tax adviser for information on the impact a modified endowment contract may effect you).

Under some circumstances you will need to provide evidence that the insured(s) is still insurable. Any change in Stated Amount will be effective on either the next or prior Monthly Deduction Date after the change has been approved by us.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Investment Options of Brighthouse Fund UL for Variable Life Insurance (formerly MetLife of CT Fund UL for Variable Life Insurance) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.



                              FINANCIAL STATEMENTS


The financial statements and financial highlights comprising each of the Investment Options of the Separate Account, Brighthouse Fund UL for Variable Life Insurance, and the consolidated financial statements and related financial statement schedules of the Company, follow this page of the SAI. The consolidated financial statements of the Company only bear on the Company's ability to meet its obligations under the Policies and should not be considered as bearing on the investment performance of the Separate Account.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Policy Owners of
Brighthouse Fund UL for Variable Life Insurance and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Fund UL for Variable Life Insurance (formerly MetLife of CT Fund UL for Variable Life Insurance) (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Investment Options listed in Note 2.A as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended or since inception, the financial highlights in Note 8 for each of the five years in the period then ended or since inception, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Investment Options constituting the Separate Account of the Company as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended or since inception, and the financial highlights for each of the five years in the period then ended or since inception, in conformity with accounting principles generally accepted in the United States of America.

BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 27, 2018



We have served as the Separate Account's auditor since 2005.

This page is intentionally left blank.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2017


                                                                                                                       BHFTI
                                               AMERICAN FUNDS        AMERICAN FUNDS         AMERICAN FUNDS           BLACKROCK
                                                GLOBAL GROWTH            GROWTH              GROWTH-INCOME          HIGH YIELD
                                              INVESTMENT OPTION     INVESTMENT OPTION      INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------   -------------------   -------------------   -------------------
ASSETS:
   Investments at fair value..............   $        23,586,757   $        57,737,488   $        31,751,022   $            99,015
   Due from Brighthouse Life Insurance
     Company..............................                    --                    --                    --                    --
                                             -------------------   -------------------   -------------------   -------------------
       Total Assets.......................            23,586,757            57,737,488            31,751,022                99,015
                                             -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees...........................                    62                    39                    81                    22
   Due to Brighthouse Life Insurance
     Company..............................                   119                   161                   129                    21
                                             -------------------   -------------------   -------------------   -------------------
       Total Liabilities..................                   181                   200                   210                    43
                                             -------------------   -------------------   -------------------   -------------------

NET ASSETS................................   $        23,586,576   $        57,737,288   $        31,750,812   $            98,972
                                             ===================   ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                BHFTI                                     BHFTI
                                             BRIGHTHOUSE             BHFTI            BRIGHTHOUSE/         BHFTI CLARION
                                                ASSET             BRIGHTHOUSE       ABERDEEN EMERGING         GLOBAL
                                           ALLOCATION 100       SMALL CAP VALUE      MARKETS EQUITY         REAL ESTATE
                                          INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                        -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..........  $         3,920,918  $         13,144,991  $         8,300,068  $         4,922,807
   Due from Brighthouse Life Insurance
     Company..........................                   --                    --                   --                   --
                                        -------------------  --------------------  -------------------  -------------------
       Total Assets...................            3,920,918            13,144,991            8,300,068            4,922,807
                                        -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.......................                  194                   113                  257                  136
   Due to Brighthouse Life Insurance
     Company..........................                  165                   120                  157                   89
                                        -------------------  --------------------  -------------------  -------------------
       Total Liabilities..............                  359                   233                  414                  225
                                        -------------------  --------------------  -------------------  -------------------

NET ASSETS............................  $         3,920,559  $         13,144,758  $         8,299,654  $         4,922,582
                                        ===================  ====================  ===================  ===================

                                               BHFTI
                                            CLEARBRIDGE                               BHFTI INVESCO            BHFTI
                                            AGGRESSIVE           BHFTI INVESCO          SMALL CAP          LOOMIS SAYLES
                                              GROWTH               COMSTOCK              GROWTH           GLOBAL MARKETS
                                         INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                        -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..........  $        29,814,578  $         5,247,830  $          2,702,408  $         5,711,177
   Due from Brighthouse Life Insurance
     Company..........................                   83                   --                    --                   --
                                        -------------------  -------------------  --------------------  -------------------
       Total Assets...................           29,814,661            5,247,830             2,702,408            5,711,177
                                        -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.......................                  103                  114                   244                   42
   Due to Brighthouse Life Insurance
     Company..........................                   --                  118                   261                   75
                                        -------------------  -------------------  --------------------  -------------------
       Total Liabilities..............                  103                  232                   505                  117
                                        -------------------  -------------------  --------------------  -------------------

NET ASSETS............................  $        29,814,558  $         5,247,598  $          2,701,903  $         5,711,060
                                        ===================  ===================  ====================  ===================


                                              BHFTI MFS              BHFTI
                                              RESEARCH          MORGAN STANLEY
                                            INTERNATIONAL       MID CAP GROWTH
                                          INVESTMENT OPTION    INVESTMENT OPTION
                                        -------------------  --------------------
ASSETS:
   Investments at fair value..........  $        12,129,294  $            557,073
   Due from Brighthouse Life Insurance
     Company..........................                   --                    --
                                        -------------------  --------------------
       Total Assets...................           12,129,294               557,073
                                        -------------------  --------------------
LIABILITIES:
   Accrued fees.......................                  226                    40
   Due to Brighthouse Life Insurance
     Company..........................                  210                    47
                                        -------------------  --------------------
       Total Liabilities..............                  436                    87
                                        -------------------  --------------------

NET ASSETS............................  $        12,128,858  $            556,986
                                        ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                                BHFTI                BHFTI                BHFTI            BHFTI T. ROWE
                                             OPPENHEIMER        PIMCO INFLATION           PIMCO             PRICE LARGE
                                            GLOBAL EQUITY       PROTECTED BOND        TOTAL RETURN           CAP VALUE
                                          INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                        -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..........  $        23,750,491  $          3,598,850  $        28,029,486  $        32,763,060
   Due from Brighthouse Life Insurance
     Company..........................                   --                    --                   --                   --
                                        -------------------  --------------------  -------------------  -------------------
       Total Assets...................           23,750,491             3,598,850           28,029,486           32,763,060
                                        -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.......................                  214                   253                  123                  369
   Due to Brighthouse Life Insurance
     Company..........................                  274                   135                   76                  500
                                        -------------------  --------------------  -------------------  -------------------
       Total Liabilities..............                  488                   388                  199                  869
                                        -------------------  --------------------  -------------------  -------------------

NET ASSETS............................  $        23,750,003  $          3,598,462  $        28,029,287  $        32,762,191
                                        ===================  ====================  ===================  ===================

                                                                    BHFTII               BHFTII               BHFTII
                                              BHFTII               BLACKROCK            BLACKROCK           BRIGHTHOUSE
                                             BLACKROCK              CAPITAL            ULTRA-SHORT             ASSET
                                            BOND INCOME          APPRECIATION           TERM BOND          ALLOCATION 20
                                         INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                        -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..........  $           222,066  $        32,400,847  $         14,971,250  $           820,340
   Due from Brighthouse Life Insurance
     Company..........................                   --                1,378                    --                   --
                                        -------------------  -------------------  --------------------  -------------------
       Total Assets...................              222,066           32,402,225            14,971,250              820,340
                                        -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.......................                   95                  184                   210                  181
   Due to Brighthouse Life Insurance
     Company..........................                   84                   --                   397                  114
                                        -------------------  -------------------  --------------------  -------------------
       Total Liabilities..............                  179                  184                   607                  295
                                        -------------------  -------------------  --------------------  -------------------

NET ASSETS............................  $           221,887  $        32,402,041  $         14,970,643  $           820,045
                                        ===================  ===================  ====================  ===================

                                               BHFTII               BHFTII
                                             BRIGHTHOUSE          BRIGHTHOUSE
                                                ASSET                ASSET
                                            ALLOCATION 40        ALLOCATION 60
                                          INVESTMENT OPTION    INVESTMENT OPTION
                                        -------------------  -------------------
ASSETS:
   Investments at fair value..........  $         1,509,213  $         6,698,285
   Due from Brighthouse Life Insurance
     Company..........................                   --                   --
                                        -------------------  -------------------
       Total Assets...................            1,509,213            6,698,285
                                        -------------------  -------------------
LIABILITIES:
   Accrued fees.......................                  167                  172
   Due to Brighthouse Life Insurance
     Company..........................                  123                  153
                                        -------------------  -------------------
       Total Liabilities..............                  290                  325
                                        -------------------  -------------------

NET ASSETS............................  $         1,508,923  $         6,697,960
                                        ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                          BHFTII
                                               BHFTII               BHFTII             BRIGHTHOUSE/
                                             BRIGHTHOUSE         BRIGHTHOUSE/           WELLINGTON             BHFTII
                                                ASSET             WELLINGTON            CORE EQUITY           FRONTIER
                                            ALLOCATION 80          BALANCED            OPPORTUNITIES       MID CAP GROWTH
                                          INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                        --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..........  $          8,977,668  $        12,904,593  $          5,739,333  $         4,299,167
   Due from Brighthouse Life Insurance
     Company..........................                    --                   --                    --                   --
                                        --------------------  -------------------  --------------------  -------------------
       Total Assets...................             8,977,668           12,904,593             5,739,333            4,299,167
                                        --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.......................                   169                  200                   251                  165
   Due to Brighthouse Life Insurance
     Company..........................                   170                  175                   300                  276
                                        --------------------  -------------------  --------------------  -------------------
       Total Liabilities..............                   339                  375                   551                  441
                                        --------------------  -------------------  --------------------  -------------------

NET ASSETS............................  $          8,977,329  $        12,904,218  $          5,738,782  $         4,298,726
                                        ====================  ===================  ====================  ===================


                                                                    BHFTII
                                                                    METLIFE
                                              BHFTII               AGGREGATE         BHFTII METLIFE        BHFTII METLIFE
                                          JENNISON GROWTH         BOND INDEX         MSCI EAFE INDEX     RUSSELL 2000 INDEX
                                         INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                        -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..........  $        27,057,164  $            21,210  $            492,016  $        19,148,803
   Due from Brighthouse Life Insurance
     Company..........................                  397                   --                    --                   --
                                        -------------------  -------------------  --------------------  -------------------
       Total Assets...................           27,057,561               21,210               492,016           19,148,803
                                        -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.......................                  162                    5                    48                  132
   Due to Brighthouse Life Insurance
     Company..........................                   --                    7                    38                  179
                                        -------------------  -------------------  --------------------  -------------------
       Total Liabilities..............                  162                   12                    86                  311
                                        -------------------  -------------------  --------------------  -------------------

NET ASSETS............................  $        27,057,399  $            21,198  $            491,930  $        19,148,492
                                        ===================  ===================  ====================  ===================




                                           BHFTII METLIFE            BHFTII
                                             STOCK INDEX        MFS TOTAL RETURN
                                          INVESTMENT OPTION     INVESTMENT OPTION
                                        --------------------  -------------------
ASSETS:
   Investments at fair value..........  $         70,873,679  $        29,604,960
   Due from Brighthouse Life Insurance
     Company..........................                    --                   --
                                        --------------------  -------------------
       Total Assets...................            70,873,679           29,604,960
                                        --------------------  -------------------
LIABILITIES:
   Accrued fees.......................                    87                  186
   Due to Brighthouse Life Insurance
     Company..........................                   212                  732
                                        --------------------  -------------------
       Total Liabilities..............                   299                  918
                                        --------------------  -------------------

NET ASSETS............................  $         70,873,380  $        29,604,042
                                        ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017


                                                                                                           BHFTII WESTERN
                                                                    BHFTII                BHFTII          ASSET MANAGEMENT
                                              BHFTII             T. ROWE PRICE         T. ROWE PRICE       STRATEGIC BOND
                                             MFS VALUE         LARGE CAP GROWTH      SMALL CAP GROWTH       OPPORTUNITIES
                                         INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                        -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..........  $        23,132,677  $          8,938,484  $        12,923,336  $         17,898,936
   Due from Brighthouse Life Insurance
     Company..........................                   --                    --                   --                    --
                                        -------------------  --------------------  -------------------  --------------------
        Total Assets..................           23,132,677             8,938,484           12,923,336            17,898,936
                                        -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.......................                  301                   203                   97                   217
   Due to Brighthouse Life Insurance
     Company..........................                  275                   278                  127                   254
                                        -------------------  --------------------  -------------------  --------------------
        Total Liabilities.............                  576                   481                  224                   471
                                        -------------------  --------------------  -------------------  --------------------

NET ASSETS............................  $        23,132,101  $          8,938,003  $        12,923,112  $         17,898,465
                                        ===================  ====================  ===================  ====================


                                          BHFTII WESTERN
                                         ASSET MANAGEMENT        FIDELITY VIP         FIDELITY VIP          FIDELITY VIP
                                          U.S. GOVERNMENT         CONTRAFUND          EQUITY-INCOME          HIGH INCOME
                                         INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                        -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..........  $        19,573,972  $         25,674,377  $        17,307,781  $          2,715,091
   Due from Brighthouse Life Insurance
     Company..........................                   --                    --                   --                    --
                                        -------------------  --------------------  -------------------  --------------------
        Total Assets..................           19,573,972            25,674,377           17,307,781             2,715,091
                                        -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees.......................                  151                    33                   92                   141
   Due to Brighthouse Life Insurance
     Company..........................                  106                   181                  136                    90
                                        -------------------  --------------------  -------------------  --------------------
        Total Liabilities.............                  257                   214                  228                   231
                                        -------------------  --------------------  -------------------  --------------------

NET ASSETS............................  $        19,573,715  $         25,674,163  $        17,307,553  $          2,714,860
                                        ===================  ====================  ===================  ====================


                                                                FTVIPT FRANKLIN
                                            FIDELITY VIP         SMALL-MID CAP
                                               MID CAP            GROWTH VIP
                                          INVESTMENT OPTION    INVESTMENT OPTION
                                        -------------------  --------------------
ASSETS:
   Investments at fair value..........  $        13,508,711  $          6,887,203
   Due from Brighthouse Life Insurance
     Company..........................                   --                    --
                                        -------------------  --------------------
        Total Assets..................           13,508,711             6,887,203
                                        -------------------  --------------------
LIABILITIES:
   Accrued fees.......................                  102                    89
   Due to Brighthouse Life Insurance
     Company..........................                  135                   107
                                        -------------------  --------------------
        Total Liabilities.............                  237                   196
                                        -------------------  --------------------

NET ASSETS............................  $        13,508,474  $          6,887,007
                                        ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2017



                                         FTVIPT TEMPLETON      FTVIPT TEMPLETON      GOLDMAN SACHS       JANUS HENDERSON
                                            FOREIGN VIP         GLOBAL BOND VIP    STRATEGIC GROWTH        ENTERPRISE
                                         INVESTMENT OPTION     INVESTMENT OPTION   INVESTMENT OPTION    INVESTMENT OPTION
                                        -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..........  $        19,380,739  $           782,808  $         6,026,967  $        10,229,006
   Due from Brighthouse Life Insurance
     Company..........................                   --                   --                   --                   --
                                        -------------------  -------------------  -------------------  -------------------
       Total Assets...................           19,380,739              782,808            6,026,967           10,229,006
                                        -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.......................                  108                   62                  142                  179
   Due to Brighthouse Life Insurance
     Company..........................                   86                   44                  130                  255
                                        -------------------  -------------------  -------------------  -------------------
       Total Liabilities..............                  194                  106                  272                  434
                                        -------------------  -------------------  -------------------  -------------------

NET ASSETS............................  $        19,380,545  $           782,702  $         6,026,695  $        10,228,572
                                        ===================  ===================  ===================  ===================

                                               LMPVET                LMPVET                LMPVET                LMPVET
                                        CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                          AGGRESSIVE GROWTH     DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE
                                          INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                        --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..........   $        14,018,702   $         2,400,409  $        11,750,866   $          9,559,106
   Due from Brighthouse Life Insurance
     Company..........................                    --                    --                   --                     --
                                        --------------------  --------------------  --------------------  --------------------
       Total Assets...................            14,018,702             2,400,409           11,750,866              9,559,106
                                        --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.......................                   129                   119                  145                    244
   Due to Brighthouse Life Insurance
     Company..........................                   114                   106                  224                    450
                                        --------------------  --------------------  --------------------  --------------------
       Total Liabilities..............                   243                   225                  369                    694
                                        --------------------  --------------------  --------------------  --------------------

NET ASSETS............................   $        14,018,459   $         2,400,184  $        11,750,497   $          9,558,412
                                        ====================  ====================  ====================  ====================

                                              LMPVET
                                            QS VARIABLE             LMPVET
                                        CONSERVATIVE GROWTH   QS VARIABLE GROWTH
                                         INVESTMENT OPTION     INVESTMENT OPTION
                                        -------------------  -------------------
ASSETS:
   Investments at fair value..........  $               581  $           206,130
   Due from Brighthouse Life Insurance
     Company..........................                   --                   --
                                        -------------------  -------------------
       Total Assets...................                  581              206,130
                                        -------------------  -------------------
LIABILITIES:
   Accrued fees.......................                   34                   57
   Due to Brighthouse Life Insurance
     Company..........................                   21                   52
                                        -------------------  -------------------
       Total Liabilities..............                   55                  109
                                        -------------------  -------------------

NET ASSETS............................  $               526  $           206,021
                                        ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2017


                                               LMPVET
                                             QS VARIABLE        LMPVIT WESTERN         PIONEER VCT
                                           MODERATE GROWTH      ASSET CORE PLUS       MID CAP VALUE     THE MERGER FUND VL
                                          INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                        -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..........  $            68,165  $          7,821,137  $         4,967,444  $         1,921,368
   Due from Brighthouse Life Insurance
     Company..........................                   --                    --                   --                   --
                                        -------------------  --------------------  -------------------  -------------------
       Total Assets...................               68,165             7,821,137            4,967,444            1,921,368
                                        -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.......................                   78                   239                   83                   75
   Due to Brighthouse Life Insurance
     Company..........................                   71                   182                  121                   57
                                        -------------------  --------------------  -------------------  -------------------
       Total Liabilities..............                  149                   421                  204                  132
                                        -------------------  --------------------  -------------------  -------------------

NET ASSETS............................  $            68,016  $          7,820,716  $         4,967,240  $         1,921,236
                                        ===================  ====================  ===================  ===================

                                                                 VANGUARD VIF
                                           VANGUARD VIF           TOTAL STOCK
                                           MID-CAP INDEX         MARKET INDEX
                                         INVESTMENT OPTION     INVESTMENT OPTION
                                        -------------------  -------------------
ASSETS:
   Investments at fair value..........  $         6,973,403  $        23,265,099
   Due from Brighthouse Life Insurance
     Company..........................                   --                   --
                                        -------------------  -------------------
       Total Assets...................            6,973,403           23,265,099
                                        -------------------  -------------------
LIABILITIES:
   Accrued fees.......................                  212                  271
   Due to Brighthouse Life Insurance
     Company..........................                  247                  303
                                        -------------------  -------------------
       Total Liabilities..............                  459                  574
                                        -------------------  -------------------

NET ASSETS............................  $         6,972,944  $        23,264,525
                                        ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                                                                                     BHFTI
                                                AMERICAN FUNDS       AMERICAN FUNDS        AMERICAN FUNDS          BLACKROCK
                                                 GLOBAL GROWTH           GROWTH             GROWTH-INCOME         HIGH YIELD
                                               INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            144,743  $           270,709  $           419,168  $              5,395
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               134,595              341,263              189,596                   474
      Administrative charges...............                 6,443               18,456                5,398                    --
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................               141,038              359,719              194,994                   474
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                 3,705             (89,010)              224,174                 4,921
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               650,392            5,109,746            1,930,011                    --
      Realized gains (losses) on sale of
        investments........................               405,573            1,132,597              547,376                 (106)
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             1,055,965            6,242,343            2,477,387                 (106)
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             4,661,286            6,729,723            3,172,239                 2,220
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             5,717,251           12,972,066            5,649,626                 2,114
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          5,720,956  $        12,883,056  $         5,873,800  $              7,035
                                             ====================  ===================  ===================  ====================

                                                     BHFTI                                      BHFTI
                                                  BRIGHTHOUSE             BHFTI             BRIGHTHOUSE/         BHFTI CLARION
                                                     ASSET             BRIGHTHOUSE        ABERDEEN EMERGING         GLOBAL
                                                ALLOCATION 100       SMALL CAP VALUE       MARKETS EQUITY         REAL ESTATE
                                               INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             37,409  $           113,624  $             95,470  $           176,264
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                15,528               84,583                46,974               31,119
      Administrative charges...............                   456                4,930                 2,792                2,360
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................                15,984               89,513                49,766               33,479
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....                21,425               24,111                45,704              142,785
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               166,341              450,632                    --                   --
      Realized gains (losses) on sale of
        investments........................                21,820               76,574                29,799              (1,443)
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....               188,161              527,206                29,799              (1,443)
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               408,544              764,246             1,747,255              321,606
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               596,705            1,291,452             1,777,054              320,163
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            618,130  $         1,315,563  $          1,822,758  $           462,948
                                             ====================  ===================  ====================  ===================

                                                     BHFTI
                                                  CLEARBRIDGE
                                                  AGGRESSIVE          BHFTI INVESCO
                                                    GROWTH              COMSTOCK
                                               INVESTMENT OPTION    INVESTMENT OPTION
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           271,996  $            110,384
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................              106,858                32,350
      Administrative charges...............                  424                 1,354
                                             -------------------  --------------------
        Total expenses.....................              107,282                33,704
                                             -------------------  --------------------
           Net investment income (loss)....              164,714                76,680
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --               145,259
      Realized gains (losses) on sale of
        investments........................              519,315               222,708
                                             -------------------  --------------------
           Net realized gains (losses).....              519,315               367,967
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            4,136,543               346,154
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            4,655,858               714,121
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         4,820,572  $            790,801
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                BHFTI INVESCO            BHFTI              BHFTI MFS              BHFTI
                                                  SMALL CAP          LOOMIS SAYLES          RESEARCH          MORGAN STANLEY
                                                   GROWTH           GLOBAL MARKETS        INTERNATIONAL       MID CAP GROWTH
                                              INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $            88,057  $           197,153  $               771
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               15,425               26,462               57,671                1,344
      Administrative charges...............                1,252                   --                4,274                   --
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               16,677               26,462               61,945                1,344
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....             (16,677)               61,595              135,208                (573)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              264,498               23,482                   --                   --
      Realized gains (losses) on sale of
        investments........................             (30,356)              165,932               92,094               12,660
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              234,142              189,414               92,094               12,660
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              353,500              863,086            2,480,666              124,160
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              587,642            1,052,500            2,572,760              136,820
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           570,965  $         1,114,095  $         2,707,968  $           136,247
                                             ===================  ===================  ===================  ===================


                                                    BHFTI                BHFTI                BHFTI            BHFTI T. ROWE
                                                 OPPENHEIMER        PIMCO INFLATION           PIMCO             PRICE LARGE
                                                GLOBAL EQUITY       PROTECTED BOND        TOTAL RETURN           CAP VALUE
                                              INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           235,432  $            64,833  $           483,146  $           654,180
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               85,854               19,974              171,845              178,734
      Administrative charges...............                  221                1,143               10,310               17,091
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................               86,075               21,117              182,155              195,825
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....              149,357               43,716              300,991              458,355
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --              137,697            2,665,623
      Realized gains (losses) on sale of
        investments........................              765,119             (31,927)               14,021              320,620
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......              765,119             (31,927)              151,718            2,986,243
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            5,726,900              101,021              582,960            1,342,803
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            6,492,019               69,094              734,678            4,329,046
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         6,641,376  $           112,810  $         1,035,669  $         4,787,401
                                             ===================  ===================  ===================  ===================

                                                                        BHFTII
                                                   BHFTII              BLACKROCK
                                                  BLACKROCK             CAPITAL
                                                 BOND INCOME         APPRECIATION
                                              INVESTMENT OPTION    INVESTMENT OPTION
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             7,683  $            30,859
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                1,965              120,979
      Administrative charges...............                  951                9,943
                                             -------------------  -------------------
        Total expenses.....................                2,916              130,922
                                             -------------------  -------------------
          Net investment income (loss).....                4,767            (100,063)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --              681,165
      Realized gains (losses) on sale of
        investments........................                1,264            1,130,460
                                             -------------------  -------------------
          Net realized gains (losses)......                1,264            1,811,625
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                  919            6,726,530
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                2,183            8,538,155
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             6,950  $         8,438,092
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017



                                                   BHFTII                BHFTII                BHFTII               BHFTII
                                                  BLACKROCK            BRIGHTHOUSE           BRIGHTHOUSE          BRIGHTHOUSE
                                                 ULTRA-SHORT              ASSET                 ASSET                ASSET
                                                  TERM BOND           ALLOCATION 20         ALLOCATION 40        ALLOCATION 60
                                              INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            56,872  $             20,493  $            29,677  $            108,562
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               86,001                 5,458                7,607                36,888
      Administrative charges...............                3,844                   718                  653                 2,052
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................               89,845                 6,176                8,260                38,940
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....             (32,973)                14,317               21,417                69,622
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  329                15,889               46,490               249,290
      Realized gains (losses) on sale of
        investments........................               42,303               (7,876)                1,614                28,935
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....               42,632                 8,013               48,104               278,225
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               49,901                35,671               76,002               484,684
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................               92,533                43,684              124,106               762,909
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            59,560  $             58,001  $           145,523  $            832,531
                                             ===================  ====================  ===================  ====================

                                                                                              BHFTII
                                                   BHFTII                BHFTII            BRIGHTHOUSE/
                                                 BRIGHTHOUSE          BRIGHTHOUSE/          WELLINGTON              BHFTII
                                                    ASSET              WELLINGTON           CORE EQUITY            FRONTIER
                                                ALLOCATION 80           BALANCED           OPPORTUNITIES        MID CAP GROWTH
                                              INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           121,903  $            242,679  $            89,052  $                 --
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               48,230                58,856               34,817                21,297
      Administrative charges...............                1,413                   267                2,819                 1,028
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................               49,643                59,123               37,636                22,325
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....               72,260               183,556               51,416              (22,325)
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              431,740               304,464              210,169                98,389
      Realized gains (losses) on sale of
        investments........................               71,455               204,777                (368)                86,870
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....              503,195               509,241              209,801               185,259
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              770,151             1,012,489              691,475               722,005
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,273,346             1,521,730              901,276               907,264
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,345,606  $          1,705,286  $           952,692  $            884,939
                                             ===================  ====================  ===================  ====================


                                                                         BHFTII
                                                                         METLIFE
                                                    BHFTII              AGGREGATE
                                                JENNISON GROWTH        BOND INDEX
                                               INVESTMENT OPTION    INVESTMENT OPTION
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            77,593  $                677
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               96,803                   133
      Administrative charges...............                  970                    --
                                             -------------------  --------------------
        Total expenses.....................               97,773                   133
                                             -------------------  --------------------
           Net investment income (loss)....             (20,180)                   544
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,730,316                    --
      Realized gains (losses) on sale of
        investments........................              403,150                  (31)
                                             -------------------  --------------------
           Net realized gains (losses).....            2,133,466                  (31)
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            5,476,064                    90
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            7,609,530                    59
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         7,589,350  $                603
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017




                                                BHFTII METLIFE       BHFTII METLIFE        BHFTII METLIFE           BHFTII
                                                MSCI EAFE INDEX    RUSSELL 2000 INDEX        STOCK INDEX       MFS TOTAL RETURN
                                               INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             10,659  $           225,774  $         1,165,033  $            697,365
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                 1,451               88,814              297,772               154,781
      Administrative charges...............                    --                2,762               14,326                12,136
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................                 1,451               91,576              312,098               166,917
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....                 9,208              134,198              852,935               530,448
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --              740,573            1,831,140             1,555,545
      Realized gains (losses) on sale of
        investments........................                 3,102              507,664            1,799,006               573,069
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....                 3,102            1,248,237            3,630,146             2,128,614
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                78,847            1,053,714            8,010,860               592,835
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                81,949            2,301,951           11,641,006             2,721,449
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             91,157  $         2,436,149  $        12,493,941  $          3,251,897
                                             ====================  ===================  ===================  ====================

                                                                                                                BHFTII WESTERN
                                                                         BHFTII                BHFTII          ASSET MANAGEMENT
                                                    BHFTII            T. ROWE PRICE         T. ROWE PRICE       STRATEGIC BOND
                                                   MFS VALUE        LARGE CAP GROWTH      SMALL CAP GROWTH       OPPORTUNITIES
                                               INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            441,655  $             7,135  $             8,529  $            669,450
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               124,289               39,885               66,667                89,882
      Administrative charges...............                 7,256                1,423                3,512                 4,479
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................               131,545               41,308               70,179                94,361
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....               310,110             (34,173)             (61,650)               575,089
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........             1,303,935              506,196              738,320                    --
      Realized gains (losses) on sale of
        investments........................               202,703              209,314              258,137               119,254
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             1,506,638              715,510              996,457               119,254
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             1,688,153            1,675,125            1,422,783               577,281
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             3,194,791            2,390,635            2,419,240               696,535
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          3,504,901  $         2,356,462  $         2,357,590  $          1,271,624
                                             ====================  ===================  ===================  ====================


                                                BHFTII WESTERN
                                               ASSET MANAGEMENT       FIDELITY VIP
                                                U.S. GOVERNMENT        CONTRAFUND
                                               INVESTMENT OPTION    INVESTMENT OPTION
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           476,351  $           219,340
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               75,210              159,418
      Administrative charges...............                1,828               10,686
                                             -------------------  -------------------
        Total expenses.....................               77,038              170,104
                                             -------------------  -------------------
           Net investment income (loss)....              399,313               49,236
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --            1,282,437
      Realized gains (losses) on sale of
        investments........................             (34,703)              771,116
                                             -------------------  -------------------
           Net realized gains (losses).....             (34,703)            2,053,553
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (97,627)            2,475,842
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            (132,330)            4,529,395
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           266,983  $         4,578,631
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                                                                               FTVIPT FRANKLIN
                                                FIDELITY VIP         FIDELITY VIP          FIDELITY VIP         SMALL-MID CAP
                                                EQUITY-INCOME         HIGH INCOME             MID CAP            GROWTH VIP
                                              INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           286,952  $           145,614  $             61,825  $                --
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               63,770               10,178                78,447               40,338
      Administrative charges...............                   --                   --                 3,678                2,202
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................               63,770               10,178                82,125               42,540
                                             -------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              223,182              135,436              (20,300)             (42,540)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              351,317                   --               579,950              632,475
      Realized gains (losses) on sale of
        investments........................              125,908             (17,221)               167,827             (47,065)
                                             -------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....              477,225             (17,221)               747,777              585,410
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            1,295,883               57,314             1,546,357              667,210
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,773,108               40,093             2,294,134            1,252,620
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,996,290  $           175,529  $          2,273,834  $         1,210,080
                                             ===================  ===================  ====================  ===================


                                               FTVIPT TEMPLETON     FTVIPT TEMPLETON        GOLDMAN SACHS        JANUS HENDERSON
                                                  FOREIGN VIP        GLOBAL BOND VIP      STRATEGIC GROWTH         ENTERPRISE
                                               INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION     INVESTMENT OPTION
                                             --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            481,520  $                --  $             29,004  $             13,781
                                             --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               124,391                3,546                26,204                32,670
      Administrative charges...............                 9,275                   --                   731                   479
                                             --------------------  -------------------  --------------------  --------------------
        Total expenses.....................               133,666                3,546                26,935                33,149
                                             --------------------  -------------------  --------------------  --------------------
           Net investment income (loss)....               347,854              (3,546)                 2,069              (19,368)
                                             --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                2,777               251,326               629,943
      Realized gains (losses) on sale of
        investments........................                41,278                (406)                78,506               306,061
                                             --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses).....                41,278                2,371               329,832               936,004
                                             --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................             2,342,683               18,279             1,072,456             1,304,076
                                             --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             2,383,961               20,650             1,402,288             2,240,080
                                             --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          2,731,815  $            17,104  $          1,404,357  $          2,220,712
                                             ====================  ===================  ====================  ====================

                                                    LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               AGGRESSIVE GROWTH     DIVIDEND STRATEGY
                                               INVESTMENT OPTION     INVESTMENT OPTION
                                             --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            68,914   $             30,336
                                             --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               68,065                 14,234
      Administrative charges...............                1,460                    256
                                             --------------------  --------------------
        Total expenses.....................               69,525                 14,490
                                             --------------------  --------------------
           Net investment income (loss)....                (611)                 15,846
                                             --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              879,586                     --
      Realized gains (losses) on sale of
        investments........................              257,805                 62,600
                                             --------------------  --------------------
           Net realized gains (losses).....            1,137,391                 62,600
                                             --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................              811,435                289,722
                                             --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,948,826                352,322
                                             --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,948,215   $            368,168
                                             ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2017


                                                    LMPVET                LMPVET               LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE      QS VARIABLE            LMPVET
                                               LARGE CAP GROWTH       LARGE CAP VALUE    CONSERVATIVE GROWTH  QS VARIABLE GROWTH
                                               INVESTMENT OPTION     INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION
                                             --------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $            25,011   $           126,937  $                15  $             3,559
                                             --------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                50,308                42,391                   47                1,461
      Administrative charges...............                 1,501                 3,558                   21                  763
                                             --------------------  --------------------  -------------------  -------------------
        Total expenses.....................                51,809                45,949                   68                2,224
                                             --------------------  --------------------  -------------------  -------------------
          Net investment income (loss).....              (26,798)                80,988                 (53)                1,335
                                             --------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               645,935               272,833                   60               31,445
      Realized gains (losses) on sale of
        investments........................               267,491               193,962                1,145                1,693
                                             --------------------  --------------------  -------------------  -------------------
          Net realized gains (losses)......               913,426               466,795                1,205               33,138
                                             --------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             1,595,418               700,240                (164)              (2,637)
                                             --------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             2,508,844             1,167,035                1,041               30,501
                                             --------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $         2,482,046   $         1,248,023  $               988  $            31,836
                                             ====================  ====================  ===================  ===================

                                                   LMPVET
                                                 QS VARIABLE        LMPVIT WESTERN         PIONEER VCT
                                               MODERATE GROWTH      ASSET CORE PLUS       MID CAP VALUE      THE MERGER FUND VL
                                              INVESTMENT OPTION    INVESTMENT OPTION    INVESTMENT OPTION     INVESTMENT OPTION
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             1,398  $           334,205  $            29,279  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                  563               46,964               32,626               14,505
      Administrative charges...............                  258                4,534                  764                1,251
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................                  821               51,498               33,390               15,756
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....                  577              282,707              (4,111)             (15,756)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               11,162                   --              379,726                   --
      Realized gains (losses) on sale of
        investments........................                1,810             (45,865)               22,981                (560)
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......               12,972             (45,865)              402,707                (560)
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (4,200)              137,760              149,451               50,338
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                8,772               91,895              552,158               49,778
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             9,349  $           374,602  $           548,047  $            34,022
                                             ===================  ===================  ===================  ===================

                                                                      VANGUARD VIF
                                                 VANGUARD VIF          TOTAL STOCK
                                                 MID-CAP INDEX        MARKET INDEX
                                               INVESTMENT OPTION    INVESTMENT OPTION
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            80,748  $           410,107
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               37,676              121,888
      Administrative charges...............                2,494                6,921
                                             -------------------  -------------------
        Total expenses.....................               40,170              128,809
                                             -------------------  -------------------
          Net investment income (loss).....               40,578              281,298
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........              295,150            1,117,556
      Realized gains (losses) on sale of
        investments........................              199,407              332,170
                                             -------------------  -------------------
          Net realized gains (losses)......              494,557            1,449,726
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              608,814            2,259,869
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,103,371            3,709,595
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,143,949  $         3,990,893
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                        AMERICAN FUNDS GLOBAL GROWTH         AMERICAN FUNDS GROWTH
                                              INVESTMENT OPTION                INVESTMENT OPTION
                                      -------------------------------  --------------------------------
                                            2017            2016             2017             2016
                                      ---------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         3,705  $       28,388  $      (89,010)  $       (4,774)
   Net realized gains (losses)......        1,055,965       1,915,758        6,242,343        5,260,761
   Change in unrealized gains
     (losses) on investments........        4,661,286     (2,001,281)        6,729,723      (1,324,574)
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        5,720,956        (57,135)       12,883,056        3,931,413
                                      ---------------  --------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          548,041         602,605        1,305,338        1,358,538
   Net transfers (including
     fixed account).................        (197,882)       (546,933)      (2,719,500)      (2,447,998)
   Policy charges...................        (791,396)       (834,256)      (1,865,653)      (1,875,076)
   Transfers for policy benefits
     and terminations...............        (823,842)       (552,998)      (1,623,340)      (2,515,550)
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (1,265,079)     (1,331,582)      (4,903,155)      (5,480,086)
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        4,455,877     (1,388,717)        7,979,901      (1,548,673)
NET ASSETS:
   Beginning of year................       19,130,699      20,519,416       49,757,387       51,306,060
                                      ---------------  --------------  ---------------  ---------------
   End of year......................  $    23,586,576  $   19,130,699  $    57,737,288  $    49,757,387
                                      ===============  ==============  ===============  ===============


                                        AMERICAN FUNDS GROWTH-INCOME       BHFTI BLACKROCK HIGH YIELD
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2017            2016             2017             2016
                                      ---------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       224,174  $       191,096  $        4,921  $         5,870
   Net realized gains (losses)......        2,477,387        3,302,505           (106)          (1,061)
   Change in unrealized gains
     (losses) on investments........        3,172,239        (782,004)           2,220            7,183
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        5,873,800        2,711,597           7,035           11,992
                                      ---------------  ---------------  --------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        1,037,954        1,099,282           3,578            3,733
   Net transfers (including
     fixed account).................        (444,746)        (734,935)              19              352
   Policy charges...................      (1,172,177)      (1,177,802)         (5,935)          (6,421)
   Transfers for policy benefits
     and terminations...............      (1,327,008)        (948,913)             (6)          (6,869)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (1,905,977)      (1,762,368)         (2,344)          (9,205)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets...............        3,967,823          949,229           4,691            2,787
NET ASSETS:
   Beginning of year................       27,782,989       26,833,760          94,281           91,494
                                      ---------------  ---------------  --------------  ---------------
   End of year......................  $    31,750,812  $    27,782,989  $       98,972  $        94,281
                                      ===============  ===============  ==============  ===============

                                                    BHFTI                             BHFTI
                                      BRIGHTHOUSE ASSET ALLOCATION 100     BRIGHTHOUSE SMALL CAP VALUE
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2017              2016             2017             2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        21,425  $        43,525  $        24,111  $        26,559
   Net realized gains (losses)......          188,161          362,092          527,206          149,400
   Change in unrealized gains
     (losses) on investments........          408,544        (192,960)          764,246        2,817,317
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          618,130          212,657        1,315,563        2,993,276
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          188,219          166,005          262,750          321,431
   Net transfers (including
     fixed account).................          624,252         (61,916)        (564,170)         (63,563)
   Policy charges...................        (194,182)        (175,111)        (450,822)        (417,559)
   Transfers for policy benefits
     and terminations...............         (11,874)         (49,025)        (158,105)        (223,560)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          606,415        (120,047)        (910,347)        (383,251)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        1,224,545           92,610          405,216        2,610,025
NET ASSETS:
   Beginning of year................        2,696,014        2,603,404       12,739,542       10,129,517
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     3,920,559  $     2,696,014  $    13,144,758  $    12,739,542
                                      ===============  ===============  ===============  ===============

                                          BHFTI BRIGHTHOUSE/ABERDEEN
                                            EMERGING MARKETS EQUITY
                                               INVESTMENT OPTION
                                      --------------------------------
                                            2017             2016
                                      ---------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        45,704   $       27,322
   Net realized gains (losses)......           29,799        (311,707)
   Change in unrealized gains
     (losses) on investments........        1,747,255          991,820
                                      ---------------   --------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,822,758          707,435
                                      ---------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          228,885          257,820
   Net transfers (including
     fixed account).................          222,211        (547,892)
   Policy charges...................        (383,686)        (404,792)
   Transfers for policy benefits
     and terminations...............        (226,106)        (175,251)
                                      ---------------   --------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (158,696)        (870,115)
                                      ---------------   --------------
     Net increase (decrease)
        in net assets...............        1,664,062        (162,680)
NET ASSETS:
   Beginning of year................        6,635,592        6,798,272
                                      ---------------   --------------
   End of year......................  $     8,299,654   $    6,635,592
                                      ===============   ==============

(a) For the period April 29, 2016 to December 31, 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                            BHFTI CLARION GLOBAL                BHFTI CLEARBRIDGE
                                                 REAL ESTATE                    AGGRESSIVE GROWTH
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2017             2016            2017              2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       142,785  $        75,513  $       164,714  $        65,344
   Net realized gains (losses)......          (1,443)           15,852          519,315          121,479
   Change in unrealized gains
     (losses) on investments........          321,606         (49,050)        4,136,543          427,104
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          462,948           42,315        4,820,572          613,927
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          127,716          145,933        1,229,209        1,355,072
   Net transfers (including
     fixed account).................         (89,503)        (515,354)        (346,766)        (369,421)
   Policy charges...................        (158,332)        (224,939)      (1,700,420)      (1,829,476)
   Transfers for policy benefits
     and terminations...............         (30,782)         (82,608)      (1,510,029)      (1,571,982)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (150,901)        (676,968)      (2,328,006)      (2,415,807)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          312,047        (634,653)        2,492,566      (1,801,880)
NET ASSETS:
   Beginning of year................        4,610,535        5,245,188       27,321,992       29,123,872
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     4,922,582  $     4,610,535  $    29,814,558  $    27,321,992
                                      ===============  ===============  ===============  ===============


                                           BHFTI INVESCO COMSTOCK       BHFTI INVESCO SMALL CAP GROWTH
                                              INVESTMENT OPTION                INVESTMENT OPTION
                                      -------------------------------  --------------------------------
                                            2017            2016             2017             2016
                                      ---------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        76,680  $       87,646  $      (16,677)  $      (16,947)
   Net realized gains (losses)......          367,967         635,276          234,142          338,258
   Change in unrealized gains
     (losses) on investments........          346,154             511          353,500         (70,990)
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          790,801         723,433          570,965          250,321
                                      ---------------  --------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          141,424         146,736           59,239           77,573
   Net transfers (including
     fixed account).................        (236,800)         (5,957)        (111,890)         (46,545)
   Policy charges...................        (177,331)       (178,900)        (134,968)        (161,604)
   Transfers for policy benefits
     and terminations...............        (229,252)       (193,617)        (134,294)        (190,351)
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (501,959)       (231,738)        (321,913)        (320,927)
                                      ---------------  --------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          288,842         491,695          249,052         (70,606)
NET ASSETS:
   Beginning of year................        4,958,756       4,467,061        2,452,851        2,523,457
                                      ---------------  --------------  ---------------  ---------------
   End of year......................  $     5,247,598  $    4,958,756  $     2,701,903  $     2,452,851
                                      ===============  ==============  ===============  ===============

                                                BHFTI LOOMIS                   BHFTI MFS RESEARCH
                                            SAYLES GLOBAL MARKETS                 INTERNATIONAL
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2017             2016              2017             2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        61,595  $        73,548  $       135,208  $        94,633
   Net realized gains (losses)......          189,414          301,064           92,094         (59,514)
   Change in unrealized gains
     (losses) on investments........          863,086        (152,663)        2,480,666        (165,970)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,114,095          221,949        2,707,968        (130,851)
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          119,497          121,464          199,235          237,510
   Net transfers (including
     fixed account).................           34,624          (4,122)           43,863        1,945,769
   Policy charges...................        (219,865)        (246,561)        (456,966)        (382,343)
   Transfers for policy benefits
     and terminations...............        (382,717)        (391,132)        (265,660)         (50,913)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (448,461)        (520,351)        (479,528)        1,750,023
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          665,634        (298,402)        2,228,440        1,619,172
NET ASSETS:
   Beginning of year................        5,045,426        5,343,828        9,900,418        8,281,246
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     5,711,060  $     5,045,426  $    12,128,858  $     9,900,418
                                      ===============  ===============  ===============  ===============

                                            BHFTI MORGAN STANLEY
                                               MID CAP GROWTH
                                              INVESTMENT OPTION
                                      --------------------------------
                                            2017             2016
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         (573)  $       (1,269)
   Net realized gains (losses)......           12,660            2,298
   Change in unrealized gains
     (losses) on investments........          124,160         (18,204)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          136,247         (17,175)
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           30,302           10,246
   Net transfers (including
     fixed account).................          279,025            1,043
   Policy charges...................         (59,992)         (10,557)
   Transfers for policy benefits
     and terminations...............          (1,567)            (117)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          247,768              615
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............          384,015         (16,560)
NET ASSETS:
   Beginning of year................          172,971          189,531
                                      ---------------  ---------------
   End of year......................  $       556,986  $       172,971
                                      ===============  ===============

(a) For the period April 29, 2016 to December 31, 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                            BHFTI OPPENHEIMER             BHFTI PIMCO INFLATION
                                              GLOBAL EQUITY                  PROTECTED BOND
                                            INVESTMENT OPTION               INVESTMENT OPTION
                                     ------------------------------  --------------------------------
                                          2017            2016            2017              2016
                                     --------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      149,357  $      137,200  $        43,716  $      (23,006)
   Net realized gains (losses).....         765,119       1,229,979         (31,927)         (77,948)
   Change in unrealized gains
     (losses) on investments.......       5,726,900     (1,447,810)          101,021          243,399
                                     --------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       6,641,376        (80,631)          112,810          142,445
                                     --------------  --------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............         775,033         791,623          192,399          202,470
   Net transfers (including
     fixed account)................       (231,437)       (318,145)          249,490           27,270
   Policy charges..................     (1,266,805)     (1,308,736)        (203,761)        (226,117)
   Transfers for policy benefits
     and terminations..............       (985,517)       (768,233)        (148,203)        (160,826)
                                     --------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........     (1,708,726)     (1,603,491)           89,925        (157,203)
                                     --------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       4,932,650     (1,684,122)          202,735         (14,758)
NET ASSETS:
   Beginning of year...............      18,817,353      20,501,475        3,395,727        3,410,485
                                     --------------  --------------  ---------------  ---------------
   End of year.....................  $   23,750,003  $   18,817,353  $     3,598,462  $     3,395,727
                                     ==============  ==============  ===============  ===============

                                                                            BHFTI T. ROWE PRICE
                                        BHFTI PIMCO TOTAL RETURN              LARGE CAP VALUE
                                            INVESTMENT OPTION                INVESTMENT OPTION
                                     ------------------------------  --------------------------------
                                          2017            2016             2017             2016
                                     --------------  --------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      300,991  $      484,838  $       458,355  $       579,353
   Net realized gains (losses).....         151,718          14,335        2,986,243        3,287,110
   Change in unrealized gains
     (losses) on investments.......         582,960           8,776        1,342,803           34,440
                                     --------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............       1,035,669         507,949        4,787,401        3,900,903
                                     --------------  --------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............         778,753         758,565          895,577          882,640
   Net transfers (including
     fixed account)................         952,404       (960,703)        (453,484)         (86,122)
   Policy charges..................     (1,054,792)     (1,124,433)      (1,412,402)      (1,413,095)
   Transfers for policy benefits
     and terminations..............       (959,483)       (557,695)      (1,615,882)      (3,007,138)
                                     --------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........       (283,118)     (1,884,266)      (2,586,191)      (3,623,715)
                                     --------------  --------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............         752,551     (1,376,317)        2,201,210          277,188
NET ASSETS:
   Beginning of year...............      27,276,736      28,653,053       30,560,981       30,283,793
                                     --------------  --------------  ---------------  ---------------
   End of year.....................  $   28,029,287  $   27,276,736  $    32,762,191  $    30,560,981
                                     ==============  ==============  ===============  ===============

                                             BHFTII BLACKROCK                  BHFTII BLACKROCK
                                                BOND INCOME                  CAPITAL APPRECIATION
                                             INVESTMENT OPTION                 INVESTMENT OPTION
                                     --------------------------------  --------------------------------
                                           2017             2016            2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         4,767  $         5,605  $     (100,063)  $     (140,790)
   Net realized gains (losses).....            1,264            7,570        1,811,625        3,175,650
   Change in unrealized gains
     (losses) on investments.......              919          (4,789)        6,726,530      (3,229,039)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............            6,950            8,386        8,438,092        (194,179)
                                     ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............               --            1,238        1,289,926        1,437,264
   Net transfers (including
     fixed account)................              301           21,313        (346,011)        (248,452)
   Policy charges..................         (14,121)         (26,036)      (1,839,580)      (1,949,273)
   Transfers for policy benefits
     and terminations..............         (22,132)        (112,538)      (1,421,780)      (1,171,079)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........         (35,952)        (116,023)      (2,317,445)      (1,931,540)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............         (29,002)        (107,637)        6,120,647      (2,125,719)
NET ASSETS:
   Beginning of year...............          250,889          358,526       26,281,394       28,407,113
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $       221,887  $       250,889  $    32,402,041  $    26,281,394
                                     ===============  ===============  ===============  ===============

                                             BHFTII BLACKROCK
                                           ULTRA-SHORT TERM BOND
                                             INVESTMENT OPTION
                                     -------------------------------
                                          2017             2016
                                     --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (32,973)   $    (126,640)
   Net realized gains (losses).....          42,632            8,007
   Change in unrealized gains
     (losses) on investments.......          49,901           49,791
                                     --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          59,560         (68,842)
                                     --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............       3,629,265        2,993,390
   Net transfers (including
     fixed account)................       (985,849)        (128,131)
   Policy charges..................     (4,260,920)      (3,951,911)
   Transfers for policy benefits
     and terminations..............     (2,350,035)      (2,076,121)
                                     --------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........     (3,967,539)      (3,162,773)
                                     --------------   --------------
     Net increase (decrease)
       in net assets...............     (3,907,979)      (3,231,615)
NET ASSETS:
   Beginning of year...............      18,878,622       22,110,237
                                     --------------   --------------
   End of year.....................  $   14,970,643   $   18,878,622
                                     ==============   ==============

(a) For the period April 29, 2016 to December 31, 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                             BHFTII BRIGHTHOUSE                BHFTII BRIGHTHOUSE
                                             ASSET ALLOCATION 20               ASSET ALLOCATION 40
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2017             2016            2017             2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        14,317  $        22,643  $        21,417  $        39,895
   Net realized gains (losses)......            8,013           16,695           48,104           93,300
   Change in unrealized gains
     (losses) on investments........           35,671          (5,261)           76,002         (57,277)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           58,001           34,077          145,523           75,918
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           31,112           53,451           67,109           80,370
   Net transfers (including
     fixed account).................         (82,190)           96,468         (40,516)           70,368
   Policy charges...................         (55,822)         (59,033)        (118,846)        (111,036)
   Transfers for policy benefits
     and terminations...............        (187,227)         (32,964)         (60,672)         (58,721)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (294,127)           57,922        (152,925)         (19,019)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        (236,126)           91,999          (7,402)           56,899
NET ASSETS:
   Beginning of year................        1,056,171          964,172        1,516,325        1,459,426
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $       820,045  $     1,056,171  $     1,508,923  $     1,516,325
                                      ===============  ===============  ===============  ===============


                                             BHFTII BRIGHTHOUSE                BHFTII BRIGHTHOUSE
                                             ASSET ALLOCATION 60               ASSET ALLOCATION 80
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  ---------------------------------
                                           2017             2016              2017             2016
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        69,622  $       140,467  $        72,260  $        157,325
   Net realized gains (losses)......          278,225          541,817          503,195           939,815
   Change in unrealized gains
     (losses) on investments........          484,684        (331,317)          770,151         (591,354)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          832,531          350,967        1,345,606           505,786
                                      ---------------  ---------------  ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          196,828          196,763          352,737           422,386
   Net transfers (including
     fixed account).................           73,906          159,842          682,880         (465,296)
   Policy charges...................        (401,005)        (375,484)        (339,604)         (342,856)
   Transfers for policy benefits
     and terminations...............         (60,471)        (149,698)        (267,035)         (131,756)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (190,742)        (168,577)          428,978         (517,522)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............          641,789          182,390        1,774,584          (11,736)
NET ASSETS:
   Beginning of year................        6,056,171        5,873,781        7,202,745         7,214,481
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $     6,697,960  $     6,056,171  $     8,977,329  $      7,202,745
                                      ===============  ===============  ===============  ================

                                                                                 BHFTII BRIGHTHOUSE/
                                              BHFTII BRIGHTHOUSE/              WELLINGTON CORE EQUITY
                                              WELLINGTON BALANCED                   OPPORTUNITIES
                                               INVESTMENT OPTION                  INVESTMENT OPTION
                                      ---------------------------------  ---------------------------------
                                            2017             2016              2017             2016
                                      ---------------   ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       183,556   $       259,516  $         51,416  $        54,380
   Net realized gains (losses)......          509,241           687,000           209,801          194,363
   Change in unrealized gains
     (losses) on investments........        1,012,489         (225,794)           691,475           50,916
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,705,286           720,722           952,692          299,659
                                      ---------------   ---------------  ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          498,890           497,890           140,193          161,097
   Net transfers (including
     fixed account).................          521,699           161,182         (151,589)        1,619,647
   Policy charges...................        (720,842)         (740,609)         (250,724)        (219,548)
   Transfers for policy benefits
     and terminations...............        (753,903)         (686,351)         (438,041)        (223,359)
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (454,156)         (767,888)         (700,161)        1,337,837
                                      ---------------   ---------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............        1,251,130          (47,166)           252,531        1,637,496
NET ASSETS:
   Beginning of year................       11,653,088        11,700,254         5,486,251        3,848,755
                                      ---------------   ---------------  ----------------  ---------------
   End of year......................  $    12,904,218   $    11,653,088  $      5,738,782  $     5,486,251
                                      ===============   ===============  ================  ===============


                                                BHFTII FRONTIER
                                                MID CAP GROWTH
                                               INVESTMENT OPTION
                                      ---------------------------------
                                            2017             2016
                                      ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (22,325)  $      (25,693)
   Net realized gains (losses)......           185,259          443,629
   Change in unrealized gains
     (losses) on investments........           722,005        (247,752)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           884,939          170,184
                                      ----------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............           138,857          144,657
   Net transfers (including
     fixed account).................          (26,089)          469,075
   Policy charges...................         (188,993)        (178,905)
   Transfers for policy benefits
     and terminations...............         (177,601)        (152,255)
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........         (253,826)          282,572
                                      ----------------  ---------------
     Net increase (decrease)
        in net assets...............           631,113          452,756
NET ASSETS:
   Beginning of year................         3,667,613        3,214,857
                                      ----------------  ---------------
   End of year......................  $      4,298,726  $     3,667,613
                                      ================  ===============

(a) For the period April 29, 2016 to December 31, 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                BHFTII METLIFE
                                           BHFTII JENNISON GROWTH            AGGREGATE BOND INDEX
                                              INVESTMENT OPTION                INVESTMENT OPTION
                                      --------------------------------  -------------------------------
                                           2017              2016            2017            2016
                                      ---------------  ---------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (20,180)  $      (28,479)  $          544  $           520
   Net realized gains (losses)......        2,133,466        2,854,151            (31)               43
   Change in unrealized gains
     (losses) on investments........        5,476,064      (2,929,446)              90            (110)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        7,589,350        (103,774)             603              453
                                      ---------------  ---------------  --------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          916,311        1,039,867             204              251
   Net transfers (including
     fixed account).................        (103,628)        (119,691)             175          (1,510)
   Policy charges...................      (1,370,575)      (1,390,097)         (1,153)          (1,323)
   Transfers for policy benefits
     and terminations...............      (1,210,592)        (802,110)         (1,814)              (6)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (1,768,484)      (1,272,031)         (2,588)          (2,588)
                                      ---------------  ---------------  --------------  ---------------
     Net increase (decrease)
        in net assets...............        5,820,866      (1,375,805)         (1,985)          (2,135)
NET ASSETS:
   Beginning of year................       21,236,533       22,612,338          23,183           25,318
                                      ---------------  ---------------  --------------  ---------------
   End of year......................  $    27,057,399  $    21,236,533  $       21,198  $        23,183
                                      ===============  ===============  ==============  ===============

                                              BHFTII METLIFE                    BHFTII METLIFE
                                              MSCI EAFE INDEX                 RUSSELL 2000 INDEX
                                             INVESTMENT OPTION                 INVESTMENT OPTION
                                      -------------------------------  --------------------------------
                                           2017            2016             2017             2016
                                      --------------  ---------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        9,208  $         3,859  $      134,198   $      116,511
   Net realized gains (losses)......           3,102        (184,353)       1,248,237        1,134,674
   Change in unrealized gains
     (losses) on investments........          78,847          165,171       1,053,714        1,717,818
                                      --------------  ---------------  --------------   --------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          91,157         (15,323)       2,436,149        2,969,003
                                      --------------  ---------------  --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          79,086           78,398         509,735          522,549
   Net transfers (including
     fixed account).................           8,639      (2,101,202)       (292,433)          242,372
   Policy charges...................        (49,326)         (81,904)       (807,825)        (709,763)
   Transfers for policy benefits
     and terminations...............           (110)               --       (623,283)        (272,050)
                                      --------------  ---------------  --------------   --------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........          38,289      (2,104,708)     (1,213,806)        (216,892)
                                      --------------  ---------------  --------------   --------------
     Net increase (decrease)
        in net assets...............         129,446      (2,120,031)       1,222,343        2,752,111
NET ASSETS:
   Beginning of year................         362,484        2,482,515      17,926,149       15,174,038
                                      --------------  ---------------  --------------   --------------
   End of year......................  $      491,930  $       362,484  $   19,148,492   $   17,926,149
                                      ==============  ===============  ==============   ==============


                                         BHFTII METLIFE STOCK INDEX          BHFTII MFS TOTAL RETURN
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2017             2016             2017             2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       852,935  $       750,723  $       530,448  $       589,517
   Net realized gains (losses)......        3,630,146        3,711,057        2,128,614        1,690,959
   Change in unrealized gains
     (losses) on investments........        8,010,860          957,825          592,835         (37,164)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............       12,493,941        5,419,605        3,251,897        2,243,312
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............        1,563,177        1,684,829        1,405,485        1,494,488
   Net transfers (including
     fixed account).................        5,689,751        2,196,121      (1,216,199)        1,209,933
   Policy charges...................      (2,818,569)      (2,533,296)      (1,861,634)      (1,986,491)
   Transfers for policy benefits
     and terminations...............      (2,545,010)      (2,742,602)      (1,414,272)      (1,502,180)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        1,889,349      (1,394,948)      (3,086,620)        (784,250)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............       14,383,290        4,024,657          165,277        1,459,062
NET ASSETS:
   Beginning of year................       56,490,090       52,465,433       29,438,765       27,979,703
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    70,873,380  $    56,490,090  $    29,604,042  $    29,438,765
                                      ===============  ===============  ===============  ===============


                                              BHFTII MFS VALUE
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2017             2016
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       310,110  $       325,008
   Net realized gains (losses)......        1,506,638        2,071,366
   Change in unrealized gains
     (losses) on investments........        1,688,153          437,335
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        3,504,901        2,833,709
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          541,314          537,360
   Net transfers (including
     fixed account).................      (2,052,590)      (1,545,257)
   Policy charges...................        (795,580)        (897,677)
   Transfers for policy benefits
     and terminations...............        (326,659)        (347,998)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (2,633,515)      (2,253,572)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............          871,386          580,137
NET ASSETS:
   Beginning of year................       22,260,715       21,680,578
                                      ---------------  ---------------
   End of year......................  $    23,132,101  $    22,260,715
                                      ===============  ===============

(a) For the period April 29, 2016 to December 31, 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                               BHFTII T. ROWE                    BHFTII T. ROWE
                                           PRICE LARGE CAP GROWTH            PRICE SMALL CAP GROWTH
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                           2017             2016              2017             2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (34,173)  $      (47,955)  $      (61,650)  $      (82,292)
   Net realized gains (losses)......          715,510        1,004,395          996,457        1,680,203
   Change in unrealized gains
     (losses) on investments........        1,675,125        (888,987)        1,422,783        (469,966)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        2,356,462           67,453        2,357,590        1,127,945
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          233,393          229,398          246,038          236,804
   Net transfers (including
     fixed account).................        (405,623)         (27,055)        (501,344)         (55,836)
   Policy charges...................        (391,537)        (398,296)        (441,175)        (443,626)
   Transfers for policy benefits
     and terminations...............        (397,246)        (310,525)        (161,449)        (257,577)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (961,013)        (506,478)        (857,930)        (520,235)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        1,395,449        (439,025)        1,499,660          607,710
NET ASSETS:
   Beginning of year................        7,542,554        7,981,579       11,423,452       10,815,742
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     8,938,003  $     7,542,554  $    12,923,112  $    11,423,452
                                      ===============  ===============  ===============  ===============

                                                   BHFTII                            BHFTII
                                          WESTERN ASSET MANAGEMENT          WESTERN ASSET MANAGEMENT
                                        STRATEGIC BOND OPPORTUNITIES             U.S. GOVERNMENT
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  ---------------------------------
                                            2017           2016 (a)           2017             2016
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       575,089  $       193,876  $       399,313  $        372,161
   Net realized gains (losses)......          119,254           30,921         (34,703)             (414)
   Change in unrealized gains
     (losses) on investments........          577,281          507,030         (97,627)         (219,830)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,271,624          731,827          266,983           151,917
                                      ---------------  ---------------  ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          571,914          343,582        1,266,036         1,211,571
   Net transfers (including
     fixed account).................          361,745       17,550,981        2,210,971         (457,491)
   Policy charges...................      (1,035,557)        (710,798)      (1,442,456)       (1,373,578)
   Transfers for policy benefits
     and terminations...............        (624,477)        (562,376)        (386,048)         (295,950)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (726,375)       16,621,389        1,648,503         (915,448)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............          545,249       17,353,216        1,915,486         (763,531)
NET ASSETS:
   Beginning of year................       17,353,216               --       17,658,229        18,421,760
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $    17,898,465  $    17,353,216  $    19,573,715  $     17,658,229
                                      ===============  ===============  ===============  ================



                                           FIDELITY VIP CONTRAFUND          FIDELITY VIP EQUITY-INCOME
                                              INVESTMENT OPTION                  INVESTMENT OPTION
                                      ---------------------------------  ---------------------------------
                                            2017             2016              2017             2016
                                      ---------------   ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        49,236   $      (11,543)  $       223,182  $        296,284
   Net realized gains (losses)......        2,053,553         2,155,551          477,225           895,405
   Change in unrealized gains
     (losses) on investments........        2,475,842         (545,605)        1,295,883         1,406,869
                                      ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        4,578,631         1,598,403        1,996,290         2,598,558
                                      ---------------   ---------------  ---------------  ----------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          459,756           500,211          727,916           764,676
   Net transfers (including
     fixed account).................      (2,281,467)         (340,393)        (486,356)       (1,339,174)
   Policy charges...................        (787,797)         (927,103)      (1,038,285)       (1,114,589)
   Transfers for policy benefits
     and terminations...............        (380,135)         (447,586)        (725,347)         (563,457)
                                      ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........      (2,989,643)       (1,214,871)      (1,522,072)       (2,252,544)
                                      ---------------   ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............        1,588,988           383,532          474,218           346,014
NET ASSETS:
   Beginning of year................       24,085,175        23,701,643       16,833,335        16,487,321
                                      ---------------   ---------------  ---------------  ----------------
   End of year......................  $    25,674,163   $    24,085,175  $    17,307,553  $     16,833,335
                                      ===============   ===============  ===============  ================



                                          FIDELITY VIP HIGH INCOME
                                              INVESTMENT OPTION
                                      --------------------------------
                                            2017             2016
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       135,436  $       131,491
   Net realized gains (losses)......         (17,221)         (47,246)
   Change in unrealized gains
     (losses) on investments........           57,314          276,605
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          175,529          360,850
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          147,688          157,204
   Net transfers (including
     fixed account).................             (64)         (24,357)
   Policy charges...................        (224,386)        (233,636)
   Transfers for policy benefits
     and terminations...............        (136,546)        (185,267)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (213,308)        (286,056)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............         (37,779)           74,794
NET ASSETS:
   Beginning of year................        2,752,639        2,677,845
                                      ---------------  ---------------
   End of year......................  $     2,714,860  $     2,752,639
                                      ===============  ===============

(a) For the period April 29, 2016 to December 31, 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                                                                FTVIPT FRANKLIN
                                            FIDELITY VIP MID CAP           SMALL-MID CAP GROWTH VIP
                                              INVESTMENT OPTION                INVESTMENT OPTION
                                      -------------------------------  -------------------------------
                                            2017            2016             2017            2016
                                      ---------------  --------------  ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (20,300)  $     (47,958)  $      (42,540)  $     (51,073)
   Net realized gains (losses)......          747,777         736,878          585,410         457,731
   Change in unrealized gains
     (losses) on investments........        1,546,357         506,020          667,210       (224,077)
                                      ---------------  --------------  ---------------  --------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        2,273,834       1,194,940        1,210,080         182,581
                                      ---------------  --------------  ---------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          375,507         379,821          104,777         115,941
   Net transfers (including
     fixed account).................        (269,710)       (257,830)         (42,117)       (632,732)
   Policy charges...................        (473,305)       (462,494)        (235,050)       (231,162)
   Transfers for policy benefits
     and terminations...............        (272,530)       (358,669)        (132,170)       (170,933)
                                      ---------------  --------------  ---------------  --------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (640,038)       (699,172)        (304,560)       (918,886)
                                      ---------------  --------------  ---------------  --------------
     Net increase (decrease)
        in net assets...............        1,633,796         495,768          905,520       (736,305)
NET ASSETS:
   Beginning of year................       11,874,678      11,378,910        5,981,487       6,717,792
                                      ---------------  --------------  ---------------  --------------
   End of year......................  $    13,508,474  $   11,874,678  $     6,887,007  $    5,981,487
                                      ===============  ==============  ===============  ==============

                                                                                FTVIPT TEMPLETON
                                        FTVIPT TEMPLETON FOREIGN VIP             GLOBAL BOND VIP
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2017            2016             2017             2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       347,854  $       211,837  $       (3,546)  $       (3,756)
   Net realized gains (losses)......           41,278         (64,608)            2,371         (18,303)
   Change in unrealized gains
     (losses) on investments........        2,342,683          955,111           18,279           45,139
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        2,731,815        1,102,340           17,104           23,080
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          367,942          429,663           61,545           99,020
   Net transfers (including
     fixed account).................           20,760      (1,961,462)         (31,352)         (24,379)
   Policy charges...................        (569,396)        (559,307)         (63,179)         (98,291)
   Transfers for policy benefits
     and terminations...............        (384,656)        (303,073)        (126,951)         (78,515)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (565,350)      (2,394,179)        (159,937)        (102,165)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............        2,166,465      (1,291,839)        (142,833)         (79,085)
NET ASSETS:
   Beginning of year................       17,214,080       18,505,919          925,535        1,004,620
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $    19,380,545  $    17,214,080  $       782,702  $       925,535
                                      ===============  ===============  ===============  ===============


                                       GOLDMAN SACHS STRATEGIC GROWTH      JANUS HENDERSON ENTERPRISE
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2017             2016            2017             2016
                                      ---------------  ---------------  --------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         2,069  $       (4,921)  $     (19,368)   $      (34,192)
   Net realized gains (losses)......          329,832           54,156         936,004           934,327
   Change in unrealized gains
     (losses) on investments........        1,072,456            8,269       1,304,076          (40,951)
                                      ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,404,357           57,504       2,220,712           859,184
                                      ---------------  ---------------  --------------   ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          117,496          116,667         404,859           342,637
   Net transfers (including
     fixed account).................         (22,753)            (330)         114,927         1,008,140
   Policy charges...................        (201,289)        (178,344)       (571,845)         (495,610)
   Transfers for policy benefits
     and terminations...............         (14,181)          (5,116)       (551,033)         (272,736)
                                      ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (120,727)         (67,123)       (603,092)           582,431
                                      ---------------  ---------------  --------------   ---------------
     Net increase (decrease)
        in net assets...............        1,283,630          (9,619)       1,617,620         1,441,615
NET ASSETS:
   Beginning of year................        4,743,065        4,752,684       8,610,952         7,169,337
                                      ---------------  ---------------  --------------   ---------------
   End of year......................  $     6,026,695  $     4,743,065  $   10,228,572   $     8,610,952
                                      ===============  ===============  ==============   ===============

                                             LMPVET CLEARBRIDGE
                                         VARIABLE AGGRESSIVE GROWTH
                                              INVESTMENT OPTION
                                      --------------------------------
                                           2017             2016
                                      ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $         (611)  $      (15,854)
   Net realized gains (losses)......        1,137,391        2,176,986
   Change in unrealized gains
     (losses) on investments........          811,435      (2,430,227)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,948,215        (269,095)
                                      ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          355,895          368,017
   Net transfers (including
     fixed account).................        (159,138)        (645,434)
   Policy charges...................        (453,979)        (489,850)
   Transfers for policy benefits
     and terminations...............        (310,955)      (2,504,810)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (568,177)      (3,272,077)
                                      ---------------  ---------------
     Net increase (decrease)
        in net assets...............        1,380,038      (3,541,172)
NET ASSETS:
   Beginning of year................       12,638,421       16,179,593
                                      ---------------  ---------------
   End of year......................  $    14,018,459  $    12,638,421
                                      ===============  ===============

(a) For the period April 29, 2016 to December 31, 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016


                                           LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                       VARIABLE DIVIDEND STRATEGY          VARIABLE LARGE CAP GROWTH
                                            INVESTMENT OPTION                  INVESTMENT OPTION
                                     --------------------------------  --------------------------------
                                          2017             2016              2017             2016
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        15,846  $        12,985  $      (26,798)  $       (9,758)
   Net realized gains (losses).....           62,600          189,357          913,426        1,096,616
   Change in unrealized gains
     (losses) on investments.......          289,722           64,528        1,595,418        (438,671)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          368,168          266,870        2,482,046          648,187
                                     ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............           96,526           81,371          525,946          510,654
   Net transfers (including
     fixed account)................           31,609        (177,079)         (28,396)          217,991
   Policy charges..................         (77,425)         (88,362)        (790,034)        (754,123)
   Transfers for policy benefits
     and terminations..............         (20,294)        (184,508)        (554,601)        (618,167)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........           30,416        (368,578)        (847,085)        (643,645)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............          398,584        (101,708)        1,634,961            4,542
NET ASSETS:
   Beginning of year...............        2,001,600        2,103,308       10,115,536       10,110,994
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     2,400,184  $     2,001,600  $    11,750,497  $    10,115,536
                                     ===============  ===============  ===============  ===============

                                            LMPVET CLEARBRIDGE                    LMPVET QS
                                         VARIABLE LARGE CAP VALUE       VARIABLE CONSERVATIVE GROWTH
                                             INVESTMENT OPTION                INVESTMENT OPTION
                                     -------------------------------  -------------------------------
                                           2017            2016            2017             2016
                                     ---------------  --------------  --------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        80,988  $       77,634  $         (53)  $           646
   Net realized gains (losses).....          466,795         351,079           1,205              235
   Change in unrealized gains
     (losses) on investments.......          700,240         633,259           (164)            (231)
                                     ---------------  --------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,248,023       1,061,972             988              650
                                     ---------------  --------------  --------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............          294,141         314,554              --              222
   Net transfers (including
     fixed account)................        (202,894)       (462,492)              --           34,050
   Policy charges..................        (511,591)       (556,651)         (1,895)          (1,671)
   Transfers for policy benefits
     and terminations..............        (504,709)       (776,007)        (34,176)            (248)
                                     ---------------  --------------  --------------  ---------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........        (925,053)     (1,480,596)        (36,071)           32,353
                                     ---------------  --------------  --------------  ---------------
     Net increase (decrease)
       in net assets...............          322,970       (418,624)        (35,083)           33,003
NET ASSETS:
   Beginning of year...............        9,235,442       9,654,066          35,609            2,606
                                     ---------------  --------------  --------------  ---------------
   End of year.....................  $     9,558,412  $    9,235,442  $          526  $        35,609
                                     ===============  ==============  ==============  ===============

                                                 LMPVET QS                         LMPVET QS
                                              VARIABLE GROWTH              VARIABLE MODERATE GROWTH
                                             INVESTMENT OPTION                 INVESTMENT OPTION
                                     --------------------------------  -------------------------------
                                           2017            2016             2017             2016
                                     ---------------  ---------------  --------------   --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         1,335  $          (42)  $          577   $          357
   Net realized gains (losses).....           33,138           19,129          12,972           10,038
   Change in unrealized gains
     (losses) on investments.......          (2,637)          (5,578)         (4,200)          (5,479)
                                     ---------------  ---------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           31,836           13,509           9,349            4,916
                                     ---------------  ---------------  --------------   --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............               --               --              --               --
   Net transfers (including
     fixed account)................            1,963            (114)           (191)            (402)
   Policy charges..................          (6,789)          (6,407)         (4,266)          (4,539)
   Transfers for policy benefits
     and terminations..............             (23)         (76,790)            (27)         (27,018)
                                     ---------------  ---------------  --------------   --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........          (4,849)         (83,311)         (4,484)         (31,959)
                                     ---------------  ---------------  --------------   --------------
     Net increase (decrease)
       in net assets...............           26,987         (69,802)           4,865         (27,043)
NET ASSETS:
   Beginning of year...............          179,034          248,836          63,151           90,194
                                     ---------------  ---------------  --------------   --------------
   End of year.....................  $       206,021  $       179,034  $       68,016   $       63,151
                                     ===============  ===============  ==============   ==============

                                           LMPVIT WESTERN ASSET
                                                 CORE PLUS
                                             INVESTMENT OPTION
                                     -------------------------------
                                          2017             2016
                                     ---------------  --------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       282,707  $      117,367
   Net realized gains (losses).....         (45,865)        (59,681)
   Change in unrealized gains
     (losses) on investments.......          137,760         207,541
                                     ---------------  --------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          374,602         265,227
                                     ---------------  --------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners............          295,904         245,812
   Net transfers (including
     fixed account)................          230,579         762,455
   Policy charges..................        (399,196)       (476,930)
   Transfers for policy benefits
     and terminations..............        (380,395)       (271,275)
                                     ---------------  --------------
     Net increase (decrease)
       in net assets resulting from
       policy transactions.........        (253,108)         260,062
                                     ---------------  --------------
     Net increase (decrease)
       in net assets...............          121,494         525,289
NET ASSETS:
   Beginning of year...............        7,699,222       7,173,933
                                     ---------------  --------------
   End of year.....................  $     7,820,716  $    7,699,222
                                     ===============  ==============

(a) For the period April 29, 2016 to December 31, 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

               BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016



                                          PIONEER VCT MID CAP VALUE            THE MERGER FUND VL
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2017            2016              2017            2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $       (4,111)  $      (12,456)  $      (15,756)  $       (4,492)
   Net realized gains (losses)......          402,707          252,062            (560)         (65,513)
   Change in unrealized gains
     (losses) on investments........          149,451          384,393           50,338           89,081
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          548,047          623,999           34,022           19,076
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          184,919          179,042           27,774           30,741
   Net transfers (including
     fixed account).................         (83,776)        (214,718)         (31,863)        (419,494)
   Policy charges...................        (245,549)        (246,764)         (67,574)         (75,814)
   Transfers for policy benefits
     and terminations...............         (98,715)        (151,558)         (42,602)        (883,426)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (243,121)        (433,998)        (114,265)      (1,347,993)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          304,926          190,001         (80,243)      (1,328,917)
NET ASSETS:
   Beginning of year................        4,662,314        4,472,313        2,001,479        3,330,396
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     4,967,240  $     4,662,314  $     1,921,236  $     2,001,479
                                      ===============  ===============  ===============  ===============

                                                                                  VANGUARD VIF
                                         VANGUARD VIF MID-CAP INDEX         TOTAL STOCK MARKET INDEX
                                              INVESTMENT OPTION                 INVESTMENT OPTION
                                      --------------------------------  --------------------------------
                                            2017             2016             2017             2016
                                      ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        40,578  $        46,364  $       281,298  $        90,702
   Net realized gains (losses)......          494,557          535,551        1,449,726          742,022
   Change in unrealized gains
     (losses) on investments........          608,814           12,754        2,259,869        1,167,307
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,143,949          594,669        3,990,893        2,000,031
                                      ---------------  ---------------  ---------------  ---------------
POLICY TRANSACTIONS:
   Premium payments received
     from policy owners.............          264,870          330,027          405,093          451,122
   Net transfers (including
     fixed account).................         (68,581)        (150,695)         (43,704)        5,659,993
   Policy charges...................        (388,304)        (388,855)        (917,176)        (795,098)
   Transfers for policy benefits
     and terminations...............        (393,345)        (128,590)        (205,795)        (406,564)
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting from
        policy transactions.........        (585,360)        (338,113)        (761,582)        4,909,453
                                      ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............          558,589          256,556        3,229,311        6,909,484
NET ASSETS:
   Beginning of year................        6,414,355        6,157,799       20,035,214       13,125,730
                                      ---------------  ---------------  ---------------  ---------------
   End of year......................  $     6,972,944  $     6,414,355  $    23,264,525  $    20,035,214
                                      ===============  ===============  ===============  ===============

(a) For the period April 29, 2016 to December 31, 2016.


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

         BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Fund UL for Variable Life Insurance (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Insurance Company of Connecticut ("MICC") on November 10, 1983 to support operations of MICC with respect to certain variable life insurance policies (the "Policies"). On November 14, 2014, MICC changed its name to MetLife Insurance Company USA and its state of domicile from Connecticut to Delaware. The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company and the Separate Account changed its name from MetLife of CT Fund UL for Variable Life Insurance to Brighthouse Fund UL for Variable Life Insurance.

On October 5, 2016, Brighthouse Financial, Inc., which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include the Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. On July 28, 2017, MetLife, Inc. contributed the Company's parent company, Brighthouse Holdings, LLC, to Brighthouse Financial, Inc., resulting in the Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse, representing 80.8% of MetLife, Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

The Separate Account is divided into Investment Options, each of which is treated as an individual accounting entity for financial reporting purposes. Each Investment Option invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")         Janus Aspen Series ("Janus Aspen")
Brighthouse Funds Trust I ("BHFTI")*                       Legg Mason Partners Variable Equity Trust
Brighthouse Funds Trust II ("BHFTII")*                       ("LMPVET")
Fidelity Variable Insurance Products ("Fidelity VIP")      Legg Mason Partners Variable Income Trust
Franklin Templeton Variable Insurance Products Trust         ("LMPVIT")
   ("FTVIPT")                                              Pioneer Variable Contracts Trust ("Pioneer VCT")
Goldman Sachs Variable Insurance Trust ("Goldman           The Merger Fund VL
   Sachs")                                                 Vanguard Variable Insurance Fund ("Vanguard VIF")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Investment Options of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business the Company may conduct.

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF INVESTMENT OPTIONS


A. Premium payments, less any applicable charges, applied to the Separate Account are invested in one or more Investment Options in accordance with the selection made by the policy owner. The following Investment Options had net assets as of December 31, 2017:

American Funds Global Growth Investment Option          BHFTII MetLife Aggregate Bond Index Investment
American Funds Growth Investment Option                   Option
American Funds Growth-Income Investment Option          BHFTII MetLife MSCI EAFE Index Investment Option
BHFTI BlackRock High Yield Investment Option            BHFTII MetLife Russell 2000 Index Investment Option
BHFTI Brighthouse Asset Allocation 100 Investment       BHFTII MetLife Stock Index Investment Option
   Option                                               BHFTII MFS Total Return Investment Option
BHFTI Brighthouse Small Cap Value Investment Option     BHFTII MFS Value Investment Option (a)
BHFTI Brighthouse/Aberdeen Emerging Markets             BHFTII T. Rowe Price Large Cap Growth Investment
   Equity Investment Option (a)                           Option
BHFTI Clarion Global Real Estate Investment Option      BHFTII T. Rowe Price Small Cap Growth Investment
BHFTI ClearBridge Aggressive Growth Investment            Option
   Option                                               BHFTII Western Asset Management Strategic Bond
BHFTI Invesco Comstock Investment Option                  Opportunities Investment Option
BHFTI Invesco Small Cap Growth Investment Option        BHFTII Western Asset Management U.S. Government
BHFTI Loomis Sayles Global Markets Investment             Investment Option
   Option                                               Fidelity VIP Contrafund Investment Option
BHFTI MFS Research International Investment Option      Fidelity VIP Equity-Income Investment Option
BHFTI Morgan Stanley Mid Cap Growth Investment          Fidelity VIP High Income Investment Option
   Option                                               Fidelity VIP Mid Cap Investment Option
BHFTI Oppenheimer Global Equity Investment              FTVIPT Franklin Small-Mid Cap Growth VIP
   Option (a)                                             Investment Option
BHFTI PIMCO Inflation Protected Bond Investment         FTVIPT Templeton Foreign VIP Investment Option
   Option                                               FTVIPT Templeton Global Bond VIP Investment Option
BHFTI PIMCO Total Return Investment Option              Goldman Sachs Strategic Growth Investment Option
BHFTI T. Rowe Price Large Cap Value Investment          Janus Henderson Enterprise Investment Option
   Option (a)                                           LMPVET ClearBridge Variable Aggressive Growth
BHFTII BlackRock Bond Income Investment Option            Investment Option
BHFTII BlackRock Capital Appreciation Investment        LMPVET ClearBridge Variable Dividend Strategy
   Option                                                 Investment Option
BHFTII BlackRock Ultra-Short Term Bond Investment       LMPVET ClearBridge Variable Large Cap Growth
   Option                                                 Investment Option
BHFTII Brighthouse Asset Allocation 20 Investment       LMPVET ClearBridge Variable Large Cap Value
   Option                                                 Investment Option
BHFTII Brighthouse Asset Allocation 40 Investment       LMPVET QS Variable Conservative Growth
   Option                                                 Investment Option
BHFTII Brighthouse Asset Allocation 60 Investment       LMPVET QS Variable Growth Investment Option
   Option                                               LMPVET QS Variable Moderate Growth Investment
BHFTII Brighthouse Asset Allocation 80 Investment         Option
   Option                                               LMPVIT Western Asset Core Plus Investment Option
BHFTII Brighthouse/Wellington Balanced Investment       Pioneer VCT Mid Cap Value Investment Option
   Option                                               The Merger Fund VL Investment Option
BHFTII Brighthouse/Wellington Core Equity               Vanguard VIF Mid-Cap Index Investment Option
   Opportunities Investment Option                      Vanguard VIF Total Stock Market Index Investment
BHFTII Frontier Mid Cap Growth Investment Option          Option
BHFTII Jennison Growth Investment Option

(a) This Investment Option invests in two or more share classes within the underlying fund or portfolio of the Trusts.

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF INVESTMENT OPTIONS -- (CONCLUDED)


B. The following Investment Options had no net assets as of December 31, 2017:

BHFTI Harris Oakmark International Investment Option   BHFTII Neuberger Berman Genesis Investment Option

3. PORTFOLIO CHANGES


The operations of the Investment Options were affected by the following changes that occurred during the year ended December 31, 2017:

NAME CHANGES:

Former Name                                               New Name

Janus Aspen Enterprise Portfolio                          Janus Henderson Enterprise Portfolio
(MIST) Met/Aberdeen Emerging Markets Equity               (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                                Equity Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio             (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Small Cap Value Portfolio                  (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio             (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Wellington Balanced Portfolio                   (BHFTII) Brighthouse/Wellington Balanced Portfolio
(MSF) Met/Wellington Core Equity Opportunities            (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                                Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio               (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio               (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio               (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio               (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                           (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                        (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Name                                              New Name

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Name                                           New Name

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                             New Name

MetLife of CT Fund UL for Variable Life Insurance       Brighthouse Fund UL for Variable Life Insurance

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.


SECURITY VALUATION
An Investment Option's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Investment Options. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Investment Option invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Policies.


PREMIUM PAYMENTS
The Company deducts a sales charge for certain policies and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, the Company also deducts a federal income tax charge before amounts are allocated to the Separate Account. This federal income tax charge is imposed in connection with certain Policies to recover a portion of the federal income tax adjustment attributable to policy acquisition expenses. Net premiums are reported as premium payments received from policy owners on the statements of changes in net assets of the applicable Investment Options and are credited as accumulation units.


NET TRANSFERS
Funds transferred by the policy owner into or out of Investment Options within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Investment Options.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, Fair Value Measurement (Topic 820): Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges and assessed through a daily reduction in unit values which are recorded as expenses in the accompanying statements of operations of the applicable Investment Options:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Policies will exceed the amounts realized from the administrative charges assessed against the Policies.

      Administrative Charge -- The Company has responsibility for the administration of the Policies and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each policy and the Separate Account.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2017:

     -------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                              0.00% - 0.90%
     -------------------------------------------------------------------------------------------------------------------------
      Administrative Charge                                                                                   0.00% - 0.40%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular policy. The range of effective rates disclosed above excludes waivers granted to certain Investment Options.

Policy charges are assessed on a monthly basis and generally include: cost of insurance ("COI") charges, administrative charges, a policy fee, and charges for benefits provided by rider, if any. The COI charge is the primary charge under the policy for the death benefit provided by the Company which may vary by policy based on underwriting criteria.

Depending on the policy, administrative charges are as follows: $0 to $20 for every $1,000 of the policy face amount for the first 3 to 6 policy years, plus $0.00 to $0.39 for every $1,000 of initial stated policy face amount per month for the first 3 to 6 policy years, or 0% to .40% annually and/or $5 per month if the initial premium is less than $25,000. In addition, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period that ranges from $1.63 to $42.20 for every $1,000 of the policy face amount between the first 10 to 15 years or 0% to 7.50% of premium payments made in the last 10 years depending on the policy. These charges are paid to the Company and are recorded as policy charges in the accompanying statements of changes in net assets of the applicable Investment Options.

The Brighthouse Funds Trust I (BHFTI) and Brighthouse Funds Trust II (BHFTII) Trusts currently offer shares of their portfolios to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers") an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of the BHFTI and BHFTII Trusts.

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017               DECEMBER 31, 2017
                                                                  ------------------------------     ------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES           COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     -------------   --------------
     American Funds Global Growth Investment Option.............        779,985       17,255,102         1,315,801        1,926,752
     American Funds Growth Investment Option....................        746,445       43,953,518         6,051,062        5,933,400
     American Funds Growth-Income Investment Option.............        638,725       25,231,138         3,374,724        3,126,466
     BHFTI BlackRock High Yield Investment Option...............         12,630          100,101             8,272            5,683
     BHFTI Brighthouse Asset Allocation 100 Investment Option...        295,695        3,338,239           975,212          180,946
     BHFTI Brighthouse Small Cap Value Investment Option........        780,581       11,705,783           906,816        1,342,349
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Investment Option........................................        729,414        7,368,811           872,353          985,216
     BHFTI Clarion Global Real Estate Investment Option.........        395,406        4,710,663           395,830          403,914
     BHFTI ClearBridge Aggressive Growth Investment Option......      1,620,357       23,307,598           910,797        3,074,256
     BHFTI Invesco Comstock Investment Option...................        322,150        3,309,713           407,784          687,702
     BHFTI Invesco Small Cap Growth Investment Option...........        174,236        2,614,759           437,531          511,466
     BHFTI Loomis Sayles Global Markets Investment Option.......        314,665        3,724,035           191,805          555,167
     BHFTI MFS Research International Investment Option.........        957,324       10,258,383           759,262        1,103,513
     BHFTI Morgan Stanley Mid Cap Growth Investment Option......         28,789          405,445           308,019           60,788
     BHFTI Oppenheimer Global Equity Investment Option..........        909,280       15,391,033         1,217,861        2,777,117
     BHFTI PIMCO Inflation Protected Bond Investment Option.....        361,330        3,796,365           600,610          466,809
     BHFTI PIMCO Total Return Investment Option.................      2,467,384       27,697,143         2,354,086        2,198,447
     BHFTI T. Rowe Price Large Cap Value Investment Option......        929,428       29,373,936         4,246,423        3,708,414
     BHFTII BlackRock Bond Income Investment Option.............          2,077          215,201             8,806           39,959
     BHFTII BlackRock Capital Appreciation Investment Option....        746,219       18,438,733         1,325,886        3,063,829
     BHFTII BlackRock Ultra-Short Term Bond Investment Option...        148,495       14,871,536         5,402,355        9,402,364
     BHFTII Brighthouse Asset Allocation 20 Investment Option...         75,123          852,096            62,473          326,344
     BHFTII Brighthouse Asset Allocation 40 Investment Option...        127,683        1,456,503           178,648          263,618
     BHFTII Brighthouse Asset Allocation 60 Investment Option...        529,509        6,075,015           631,584          503,337
     BHFTII Brighthouse Asset Allocation 80 Investment Option...        633,122        7,611,435         1,481,834          548,716
     BHFTII Brighthouse/Wellington Balanced Investment Option...        633,199       10,678,721         1,438,935        1,404,984
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Investment Option........................................        177,688        5,411,068           540,087          978,538
     BHFTII Frontier Mid Cap Growth Investment Option...........        114,067        3,330,201           311,715          489,343
     BHFTII Jennison Growth Investment Option...................      1,605,766       20,746,877         2,315,701        2,374,574
     BHFTII MetLife Aggregate Bond Index Investment Option......          1,946           21,356               916            2,968
     BHFTII MetLife MSCI EAFE Index Investment Option...........         33,816          431,142            98,134           50,622
     BHFTII MetLife Russell 2000 Index Investment Option........        871,192       14,098,509         1,985,553        2,324,544
     BHFTII MetLife Stock Index Investment Option...............      1,327,222       45,725,164        10,260,301        5,686,816
     BHFTII MFS Total Return Investment Option..................        168,824       24,952,467         2,980,078        3,980,586
     BHFTII MFS Value Investment Option.........................      1,391,021       20,545,137         2,210,859        3,230,109
     BHFTII T. Rowe Price Large Cap Growth Investment Option....        359,408        7,108,434           967,226        1,455,993
     BHFTII T. Rowe Price Small Cap Growth Investment Option....        559,694        9,573,328         1,092,833        1,274,069
     BHFTII Western Asset Management Strategic Bond
       Opportunities Investment Option..........................      1,284,920       16,814,624         2,446,789        2,597,999
     BHFTII Western Asset Management U.S. Government
       Investment Option........................................      1,680,169       20,019,772         3,840,418        1,792,608
     Fidelity VIP Contrafund Investment Option..................        679,756       18,968,597         2,076,255        3,734,162
     Fidelity VIP Equity-Income Investment Option...............        724,478       15,528,051         1,058,323        2,005,841
     Fidelity VIP High Income Investment Option.................        498,182        2,900,789           247,621          325,467
     Fidelity VIP Mid Cap Investment Option.....................        357,468       10,861,511         1,172,458        1,252,769
     FTVIPT Franklin Small-Mid Cap Growth VIP
       Investment Option........................................        386,270        7,288,602           733,752          448,398
     FTVIPT Templeton Foreign VIP Investment Option.............      1,252,795       17,956,648         1,161,497        1,378,924
     FTVIPT Templeton Global Bond VIP Investment Option.........         45,618          787,848            61,840          222,539
     Goldman Sachs Strategic Growth Investment Option...........        305,472        3,954,084           381,902          249,178
     Janus Henderson Enterprise Investment Option...............        153,427        6,586,412           992,321          984,730
     LMPVET ClearBridge Variable Aggressive Growth
       Investment Option........................................        515,773       10,114,543         1,167,172          856,270

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                          FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2017              DECEMBER 31, 2017
                                                                  ------------------------------    -------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                     SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  ------------     -------------    --------------   --------------
     LMPVET ClearBridge Variable Dividend Strategy
       Investment Option........................................       119,901         1,573,840          260,989           214,660
     LMPVET ClearBridge Variable Large Cap Growth
       Investment Option........................................       477,096         9,108,003        1,097,663         1,325,572
     LMPVET ClearBridge Variable Large Cap Value
       Investment Option........................................       446,062         7,836,418          626,204         1,197,184
     LMPVET QS Variable Conservative Growth Investment Option...            40               478           34,966            71,013
     LMPVET QS Variable Growth Investment Option................        14,255           186,797           37,095             9,136
     LMPVET QS Variable Moderate Growth Investment Option.......         4,893            53,727           12,730             5,424
     LMPVIT Western Asset Core Plus Investment Option...........     1,355,483         8,199,062        1,151,624         1,121,961
     Pioneer VCT Mid Cap Value Investment Option................       238,018         4,575,683          527,003           394,461
     The Merger Fund VL Investment Option.......................       177,904         1,906,896           79,956           209,970
     Vanguard VIF Mid-Cap Index Investment Option...............       293,988         5,352,758          841,269         1,090,820
     Vanguard VIF Total Stock Market Index Investment Option....       608,079        18,246,721        2,886,192         2,248,743

This page is intentionally left blank.

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                          AMERICAN FUNDS                                                 AMERICAN FUNDS
                                           GLOBAL GROWTH              AMERICAN FUNDS GROWTH               GROWTH-INCOME
                                         INVESTMENT OPTION              INVESTMENT OPTION               INVESTMENT OPTION
                                   -----------------------------  -----------------------------  ------------------------------
                                        2017            2016           2017            2016           2017            2016
                                   --------------  -------------  --------------  -------------   -------------  --------------

Units beginning of year..........       8,511,542      8,611,964      23,313,449     25,487,887      12,574,992      13,256,281
Units issued and transferred
   from other funding options....       3,051,948      2,371,546       6,288,478      5,692,467       4,030,386       2,366,039
Units redeemed and transferred
   to other funding options......     (2,747,596)    (2,471,968)     (7,753,452)    (7,866,905)     (4,392,904)     (3,047,328)
                                   --------------  -------------  --------------  -------------   -------------  --------------
Units end of year................       8,815,894      8,511,542      21,848,475     23,313,449      12,212,474      12,574,992
                                   ==============  =============  ==============  =============   =============  ==============


                                           BHFTI BLACKROCK               BHFTI BRIGHTHOUSE              BHFTI BRIGHTHOUSE
                                             HIGH YIELD                ASSET ALLOCATION 100              SMALL CAP VALUE
                                          INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   ------------------------------  -----------------------------  ----------------------------
                                        2017            2016           2017            2016            2017          2016
                                   --------------  --------------  -------------  --------------  -------------  -------------

Units beginning of year..........          10,352          13,006      1,611,309       1,667,532      4,590,962      4,544,804
Units issued and transferred
   from other funding options....             384           2,226        451,117         653,180      1,707,892      1,201,738
Units redeemed and transferred
   to other funding options......           (630)         (4,880)      (149,640)       (709,403)    (1,571,089)    (1,155,580)
                                   --------------  --------------  -------------  --------------  -------------  -------------
Units end of year................          10,106          10,352      1,912,786       1,611,309      4,727,765      4,590,962
                                   ==============  ==============  =============  ==============  =============  =============

                                    BHFTI BRIGHTHOUSE/ABERDEEN            BHFTI CLARION                 BHFTI CLEARBRIDGE
                                      EMERGING MARKETS EQUITY          GLOBAL REAL ESTATE               AGGRESSIVE GROWTH
                                         INVESTMENT OPTION              INVESTMENT OPTION               INVESTMENT OPTION
                                   -----------------------------  -----------------------------  ------------------------------
                                        2017            2016           2017            2016           2017            2016
                                   --------------  -------------  --------------  -------------   -------------  --------------

Units beginning of year..........       5,102,603      4,857,396       2,646,319      2,840,857      16,570,614      17,902,608
Units issued and transferred
   from other funding options....       1,810,271      2,812,769         382,996      1,227,223       1,654,502       3,899,375
Units redeemed and transferred
   to other funding options......     (1,288,230)    (2,567,562)       (426,983)    (1,421,761)     (2,883,249)     (5,231,369)
                                   --------------  -------------  --------------  -------------   -------------  --------------
Units end of year................       5,624,644      5,102,603       2,602,332      2,646,319      15,341,867      16,570,614
                                   ==============  =============  ==============  =============   =============  ==============


                                            BHFTI INVESCO                  BHFTI INVESCO               BHFTI LOOMIS SAYLES
                                              COMSTOCK                   SMALL CAP GROWTH                GLOBAL MARKETS
                                          INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   ------------------------------  -----------------------------  ----------------------------
                                        2017            2016           2017            2016            2017          2016
                                   --------------  --------------  -------------  --------------  -------------  -------------

Units beginning of year..........       1,919,090       1,934,442        946,066       1,068,307      2,113,405      2,344,539
Units issued and transferred
   from other funding options....         243,483         749,115        209,276         283,246         68,795         79,245
Units redeemed and transferred
   to other funding options......       (399,302)       (764,467)      (306,449)       (405,487)      (251,570)      (310,379)
                                   --------------  --------------  -------------  --------------  -------------  -------------
Units end of year................       1,763,271       1,919,090        848,893         946,066      1,930,630      2,113,405
                                   ==============  ==============  =============  ==============  =============  =============

                                             BHFTI MFS               BHFTI MORGAN STANLEY             BHFTI OPPENHEIMER
                                      RESEARCH INTERNATIONAL            MID CAP GROWTH                  GLOBAL EQUITY
                                         INVESTMENT OPTION             INVESTMENT OPTION              INVESTMENT OPTION
                                   -----------------------------  ----------------------------  -----------------------------
                                       2017            2016           2017            2016           2017           2016
                                   -------------  --------------  -------------  -------------  --------------  -------------

Units beginning of year..........      7,626,892       5,560,212        124,041        133,065       9,781,362      9,570,503
Units issued and transferred
   from other funding options....      3,419,617       5,128,301        218,118         55,060       1,060,880      3,211,474
Units redeemed and transferred
   to other funding options......    (2,973,434)     (3,061,621)       (86,622)       (64,084)     (1,644,824)    (3,000,615)
                                   -------------  --------------  -------------  -------------  --------------  -------------
Units end of year................      8,073,075       7,626,892        255,537        124,041       9,197,418      9,781,362
                                   =============  ==============  =============  =============  ==============  =============


                                            BHFTI PIMCO                    BHFTI PIMCO                BHFTI T. ROWE PRICE
                                     INFLATION PROTECTED BOND             TOTAL RETURN                  LARGE CAP VALUE
                                         INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016            2017           2016
                                   --------------  -------------  -------------  --------------  -------------  --------------

Units beginning of year..........       2,506,093      2,596,356     13,715,485      14,773,146     11,157,514      12,050,462
Units issued and transferred
   from other funding options....         763,442        866,828      4,906,169       2,366,303      4,897,214       4,210,317
Units redeemed and transferred
   to other funding options......       (671,600)      (957,091)    (5,266,247)     (3,423,964)    (4,364,881)     (5,103,265)
                                   --------------  -------------  -------------  --------------  -------------  --------------
Units end of year................       2,597,935      2,506,093     13,355,407      13,715,485     11,689,847      11,157,514
                                   ==============  =============  =============  ==============  =============  ==============

                                       BHFTII BLACKROCK                BHFTII BLACKROCK                BHFTII BLACKROCK
                                          BOND INCOME                CAPITAL APPRECIATION            ULTRA-SHORT TERM BOND
                                       INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 -----------------------------  ------------------------------  ------------------------------
                                      2017            2016           2017            2016            2017            2016
                                 --------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year........         129,882        187,394      16,039,769      18,172,879      16,754,180      18,361,993
Units issued and transferred
   from other funding options..          86,905         87,402       3,213,290       4,844,713      11,997,546       9,535,664
Units redeemed and transferred
   to other funding options....       (107,583)      (144,914)     (5,212,035)     (6,977,823)    (14,609,505)    (11,143,477)
                                 --------------  -------------  --------------  --------------  --------------  --------------
Units end of year..............         109,204        129,882      14,041,024      16,039,769      14,142,221      16,754,180
                                 ==============  =============  ==============  ==============  ==============  ==============


                                      BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE              BHFTII BRIGHTHOUSE
                                      ASSET ALLOCATION 20            ASSET ALLOCATION 40             ASSET ALLOCATION 60
                                       INVESTMENT OPTION              INVESTMENT OPTION               INVESTMENT OPTION
                                 ----------------------------  ------------------------------  ------------------------------
                                      2017          2016            2017            2016            2017            2016
                                 -------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year........        712,703        657,516         955,681         964,982       3,900,796       4,069,275
Units issued and transferred
   from other funding options..         78,316        429,439         426,392         254,925         308,300       1,175,925
Units redeemed and transferred
   to other funding options....      (269,571)      (374,252)       (508,634)       (264,226)       (432,806)     (1,344,404)
                                 -------------  -------------  --------------  --------------  --------------  --------------
Units end of year..............        521,448        712,703         873,439         955,681       3,776,290       3,900,796
                                 =============  =============  ==============  ==============  ==============  ==============


(a) For the period April 29, 2016 to December 31, 2016.

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                                                                                     BHFTII BRIGHTHOUSE/
                                      BHFTII BRIGHTHOUSE             BHFTII BRIGHTHOUSE/           WELLINGTON CORE EQUITY
                                      ASSET ALLOCATION 80            WELLINGTON BALANCED                OPPORTUNITIES
                                       INVESTMENT OPTION              INVESTMENT OPTION               INVESTMENT OPTION
                                 -----------------------------  ------------------------------  -----------------------------
                                     2017            2016            2017            2016           2017            2016
                                 -------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year........      4,273,780       4,563,802       5,685,352       6,048,768      2,704,451       1,929,455
Units issued and transferred
   from other funding options..      1,333,242       1,059,223       1,130,780       1,976,286        515,228       1,600,608
Units redeemed and transferred
   to other funding options....    (1,082,887)     (1,349,245)     (1,265,530)     (2,339,702)      (812,567)       (825,612)
                                 -------------  --------------  --------------  --------------  -------------  --------------
Units end of year..............      4,524,135       4,273,780       5,550,602       5,685,352      2,407,112       2,704,451
                                 =============  ==============  ==============  ==============  =============  ==============



                                        BHFTII FRONTIER                                                 BHFTII METLIFE
                                        MID CAP GROWTH               BHFTII JENNISON GROWTH          AGGREGATE BOND INDEX
                                       INVESTMENT OPTION                INVESTMENT OPTION              INVESTMENT OPTION
                                 ------------------------------  ------------------------------  ------------------------------
                                      2017            2016            2017            2016            2017            2016
                                 --------------  --------------   -------------  --------------  --------------  --------------

Units beginning of year........       2,730,937       2,747,708      10,594,431      11,302,452           7,862           8,735
Units issued and transferred
   from other funding options..         791,644       1,038,850         863,613       2,104,318             130             231
Units redeemed and transferred
   to other funding options....     (1,203,269)     (1,055,621)     (1,643,324)     (2,812,339)           (988)         (1,104)
                                 --------------  --------------   -------------  --------------  --------------  --------------
Units end of year..............       2,319,312       2,730,937       9,814,720      10,594,431           7,004           7,862
                                 ==============  ==============   =============  ==============  ==============  ==============

                                          BHFTII METLIFE                 BHFTII METLIFE                 BHFTII METLIFE
                                          MSCI EAFE INDEX              RUSSELL 2000 INDEX                 STOCK INDEX
                                         INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016            2017           2016            2017           2016
                                   -------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year..........        345,813       2,358,657      7,231,444       6,878,506     23,443,734      23,413,922
Units issued and transferred
   from other funding options....         73,420          85,698      1,201,833       2,962,171      5,892,371       8,957,597
Units redeemed and transferred
   to other funding options......       (42,823)     (2,098,542)    (1,516,278)     (2,609,233)    (4,984,878)     (8,927,785)
                                   -------------  --------------  -------------  --------------  -------------  --------------
Units end of year................        376,410         345,813      6,916,999       7,231,444     24,351,227      23,443,734
                                   =============  ==============  =============  ==============  =============  ==============


                                                                                                     BHFTII T. ROWE PRICE
                                      BHFTII MFS TOTAL RETURN           BHFTII MFS VALUE               LARGE CAP GROWTH
                                         INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   -----------------------------  -----------------------------  -----------------------------
                                        2017           2016           2017            2016           2017            2016
                                   -------------  --------------  -------------  --------------  -------------  --------------

Units beginning of year..........     13,926,348      13,134,967      9,850,465      10,567,444      3,841,577       4,281,718
Units issued and transferred
   from other funding options....      4,215,511       5,960,955      3,700,140       2,884,536        938,027       1,453,798
Units redeemed and transferred
   to other funding options......    (4,656,484)     (5,169,574)    (4,486,121)     (3,601,515)    (1,399,618)     (1,893,939)
                                   -------------  --------------  -------------  --------------  -------------  --------------
Units end of year................     13,485,375      13,926,348      9,064,484       9,850,465      3,379,986       3,841,577
                                   =============  ==============  =============  ==============  =============  ==============

                                                                     BHFTII WESTERN ASSET            BHFTII WESTERN ASSET
                                     BHFTII T. ROWE PRICE            MANAGEMENT STRATEGIC                 MANAGEMENT
                                       SMALL CAP GROWTH               BOND OPPORTUNITIES                U.S. GOVERNMENT
                                       INVESTMENT OPTION               INVESTMENT OPTION               INVESTMENT OPTION
                                 -----------------------------  ------------------------------  ------------------------------
                                      2017            2016           2017          2016 (a)          2017            2016
                                 --------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year........       4,672,663      4,940,940       8,418,432              --      11,432,183      10,741,177
Units issued and transferred
   from other funding options..       2,042,067      1,298,395       3,312,384      11,327,041       4,388,795       4,681,648
Units redeemed and transferred
   to other funding options....     (2,498,288)    (1,566,672)     (3,029,667)     (2,908,609)     (2,613,539)     (3,990,642)
                                 --------------  -------------  --------------  --------------  --------------  --------------
Units end of year..............       4,216,442      4,672,663       8,701,149       8,418,432      13,207,439      11,432,183
                                 ==============  =============  ==============  ==============  ==============  ==============




                                    FIDELITY VIP CONTRAFUND      FIDELITY VIP EQUITY-INCOME       FIDELITY VIP HIGH INCOME
                                       INVESTMENT OPTION              INVESTMENT OPTION               INVESTMENT OPTION
                                 ----------------------------  ------------------------------  ------------------------------
                                      2017          2016            2017            2016            2017            2016
                                 -------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year........      9,571,699      9,320,004       8,133,041       8,642,878       1,525,817       1,657,545
Units issued and transferred
   from other funding options..      2,178,474      2,840,023         435,385       2,176,561         100,508         259,231
Units redeemed and transferred
   to other funding options....    (2,949,045)    (2,588,328)     (1,092,736)     (2,686,398)       (207,017)       (390,959)
                                 -------------  -------------  --------------  --------------  --------------  --------------
Units end of year..............      8,801,128      9,571,699       7,475,690       8,133,041       1,419,308       1,525,817
                                 =============  =============  ==============  ==============  ==============  ==============

                                                                          FTVIPT FRANKLIN               FTVIPT TEMPLETON
                                       FIDELITY VIP MID CAP          SMALL-MID CAP GROWTH VIP              FOREIGN VIP
                                         INVESTMENT OPTION               INVESTMENT OPTION              INVESTMENT OPTION
                                   -----------------------------  ------------------------------  -----------------------------
                                        2017            2016           2017            2016           2017            2016
                                   --------------  -------------  --------------  --------------  -------------  --------------

Units beginning of year..........       3,787,477      3,557,524       3,144,570       3,640,723      8,988,428       9,391,684
Units issued and transferred
   from other funding options....       1,186,624      1,102,114         873,654         819,763      2,194,636       2,873,692
Units redeemed and transferred
   to other funding options......       (982,433)      (872,161)     (1,007,325)     (1,315,916)    (1,708,692)     (3,276,948)
                                   --------------  -------------  --------------  --------------  -------------  --------------
Units end of year................       3,991,668      3,787,477       3,010,899       3,144,570      9,474,372       8,988,428
                                   ==============  =============  ==============  ==============  =============  ==============


                                         FTVIPT TEMPLETON                 GOLDMAN SACHS
                                          GLOBAL BOND VIP               STRATEGIC GROWTH          JANUS HENDERSON ENTERPRISE
                                         INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   -----------------------------  -----------------------------  ------------------------------
                                        2017           2016            2017           2016            2017            2016
                                   -------------  --------------  --------------  -------------  --------------  --------------

Units beginning of year..........        485,005         514,910       2,306,944      2,280,858       4,644,364       5,129,992
Units issued and transferred
   from other funding options....         44,214          87,635       1,126,857        566,140         719,694       2,870,216
Units redeemed and transferred
   to other funding options......      (137,322)       (117,540)     (1,054,657)      (540,054)     (1,261,253)     (3,355,844)
                                   -------------  --------------  --------------  -------------  --------------  --------------
Units end of year................        391,897         485,005       2,379,144      2,306,944       4,102,805       4,644,364
                                   =============  ==============  ==============  =============  ==============  ==============


(a) For the period April 29, 2016 to December 31, 2016.

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2017 AND 2016:


                                       LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE
                                   VARIABLE AGGRESSIVE GROWTH     VARIABLE DIVIDEND STRATEGY       VARIABLE LARGE CAP GROWTH
                                        INVESTMENT OPTION              INVESTMENT OPTION               INVESTMENT OPTION
                                   ----------------------------  -----------------------------  ------------------------------
                                       2017            2016           2017            2016           2017            2016
                                   -------------  -------------  --------------  -------------  --------------  --------------

Units beginning of year..........      5,589,198      7,355,153       1,061,256      1,268,039       4,629,416       5,265,869
Units issued and transferred
   from other funding options....      2,330,003      2,551,349         226,946        239,361       1,056,935       2,163,130
Units redeemed and transferred
   to other funding options......    (2,800,626)    (4,317,304)       (206,903)      (446,144)     (1,622,513)     (2,799,583)
                                   -------------  -------------  --------------  -------------  --------------  --------------
Units end of year................      5,118,575      5,589,198       1,081,299      1,061,256       4,063,838       4,629,416
                                   =============  =============  ==============  =============  ==============  ==============


                                        LMPVET CLEARBRIDGE            LMPVET QS VARIABLE             LMPVET QS VARIABLE
                                     VARIABLE LARGE CAP VALUE         CONSERVATIVE GROWTH                  GROWTH
                                         INVESTMENT OPTION             INVESTMENT OPTION              INVESTMENT OPTION
                                   -----------------------------  ----------------------------  -----------------------------
                                        2017           2016           2017            2016           2017           2016
                                   -------------  --------------  -------------  -------------  --------------  -------------

Units beginning of year..........      4,089,244       4,643,833         17,087          1,326         122,490        185,116
Units issued and transferred
   from other funding options....      1,392,480       1,845,118         16,676         16,589          15,746        299,029
Units redeemed and transferred
   to other funding options......    (1,520,233)     (2,399,707)       (33,545)          (828)        (19,088)      (361,655)
                                   -------------  --------------  -------------  -------------  --------------  -------------
Units end of year................      3,961,491       4,089,244            218         17,087         119,148        122,490
                                   =============  ==============  =============  =============  ==============  =============

                                         LMPVET QS VARIABLE            LMPVIT WESTERN ASSET
                                           MODERATE GROWTH                   CORE PLUS              PIONEER VCT MID CAP VALUE
                                          INVESTMENT OPTION              INVESTMENT OPTION              INVESTMENT OPTION
                                   ------------------------------  ----------------------------  ------------------------------
                                        2017            2016            2017          2016            2017            2016
                                   --------------  --------------  -------------  -------------  --------------  --------------

Units beginning of year..........          32,428          48,766      3,473,836      3,303,553       1,905,134       2,069,926
Units issued and transferred
   from other funding options....          21,386          21,934      1,061,303      1,321,981         711,542         348,498
Units redeemed and transferred
   to other funding options......        (24,132)        (38,272)    (1,103,107)    (1,151,698)       (641,575)       (513,290)
                                   --------------  --------------  -------------  -------------  --------------  --------------
Units end of year................          29,682          32,428      3,432,032      3,473,836       1,975,101       1,905,134
                                   ==============  ==============  =============  =============  ==============  ==============


                                                                                                  VANGUARD VIF TOTAL STOCK
                                        THE MERGER FUND VL         VANGUARD VIF MID-CAP INDEX           MARKET INDEX
                                         INVESTMENT OPTION              INVESTMENT OPTION             INVESTMENT OPTION
                                   -----------------------------  ----------------------------  -----------------------------
                                        2017           2016            2017          2016            2017           2016
                                   -------------  --------------  -------------  -------------  --------------  -------------

Units beginning of year..........      1,282,480       2,131,650      2,722,868      2,827,224       9,212,700      6,622,055
Units issued and transferred
   from other funding options....        170,432         872,100        666,666      1,033,854       1,171,415      4,590,599
Units redeemed and transferred
   to other funding options......      (221,596)     (1,721,270)      (857,786)    (1,138,210)     (1,459,235)    (1,999,954)
                                   -------------  --------------  -------------  -------------  --------------  -------------
Units end of year................      1,231,316       1,282,480      2,531,748      2,722,868       8,924,880      9,212,700
                                   =============  ==============  =============  =============  ==============  =============


(a) For the period April 29, 2016 to December 31, 2016.

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable life products which have unique combinations of features and fees, some of which directly affect the unit values of the Investment Options. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Policies, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio or fund, for the respective stated periods in the five years ended December 31, 2017:

                                                           AS OF DECEMBER 31
                                                --------------------------------------
                                                              UNIT VALUE
                                                               LOWEST TO        NET
                                                    UNITS     HIGHEST ($)   ASSETS ($)
                                                -----------  ------------  -----------
  American Funds Global Growth            2017    8,815,894   2.24 - 3.39   23,586,576
     Investment Option                    2016    8,511,542   1.71 - 2.60   19,130,699
                                          2015    8,611,964   1.70 - 2.60   20,519,416
                                          2014    9,097,257   1.60 - 2.44   20,565,093
                                          2013    9,609,057   1.57 - 2.40   21,424,871

  American Funds Growth                   2017   21,848,475   2.40 - 2.91   57,737,288
     Investment Option                    2016   23,313,449   1.88 - 2.28   49,757,387
                                          2015   25,487,887   1.73 - 2.10   51,306,060
                                          2014   27,235,152   1.62 - 1.98   51,786,970
                                          2013   28,421,172   1.50 - 1.83   50,163,361

  American Funds Growth-Income            2017   12,212,474   2.39 - 2.89   31,750,812
     Investment Option                    2016   12,574,992   1.96 - 2.38   27,782,989
                                          2015   13,256,281   1.76 - 2.15   26,833,760
                                          2014   14,004,820   1.74 - 2.13   28,181,139
                                          2013   15,990,908   1.58 - 1.94   29,329,991

  BHFTI BlackRock High Yield              2017       10,106   2.51 - 9.79       98,972
     Investment Option                    2016       10,352   2.35 - 9.11       94,281
                                          2015       13,006   2.09 - 8.01       91,494
                                          2014       16,540   2.20 - 8.36      122,628
                                          2013       17,396   2.15 - 8.13      123,934

  BHFTI Brighthouse Asset Allocation 100  2017    1,912,786   1.98 - 2.19    3,920,559
     Investment Option                    2016    1,611,309   1.62 - 1.79    2,696,014
                                          2015    1,667,532   1.50 - 1.65    2,603,404
                                          2014    1,760,229   1.53 - 1.69    2,832,281
                                          2013    1,959,946   1.46 - 1.62    3,032,601

  BHFTI Brighthouse Small Cap Value       2017    4,727,765   2.13 - 3.53   13,144,758
     Investment Option                    2016    4,590,962   1.92 - 3.18   12,739,542
                                          2015    4,544,804   1.47 - 2.44   10,129,517
                                          2014    4,934,874   1.56 - 2.60   11,804,732
                                          2013    5,610,594   1.54 - 2.57   13,350,842

  BHFTI Brighthouse/Aberdeen              2017    5,624,644   1.09 - 2.89    8,299,654
     Emerging Markets Equity              2016    5,102,603   0.85 - 2.26    6,635,592
     Investment Option                    2015    4,857,396   0.77 - 2.04    6,798,272
                                          2014    4,951,553   0.90 - 2.38    8,166,422
                                          2013    4,911,867   0.96 - 2.55    8,707,726

  BHFTI Clarion Global Real Estate        2017    2,602,332   1.57 - 2.14    4,922,582
     Investment Option                    2016    2,646,319   1.42 - 1.94    4,610,535
                                          2015    2,840,857   1.41 - 1.93    5,245,188
                                          2014    3,051,026   1.43 - 1.97    5,756,356
                                          2013    3,505,626   1.27 - 1.75    5,877,690

                                                           FOR THE YEAR ENDED DECEMBER 31
                                                --------------------------------------------------
                                                INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                   INCOME          LOWEST TO          LOWEST TO
                                                  RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                                -------------  ----------------  -----------------
  American Funds Global Growth            2017      0.66         0.20 - 0.90         30.30 - 31.21
     Investment Option                    2016      0.91         0.20 - 0.90         (0.28) - 0.42
                                          2015      1.01         0.20 - 0.90           5.98 - 6.72
                                          2014      1.15         0.40 - 0.90           1.40 - 1.90
                                          2013      1.22         0.40 - 0.90         28.02 - 28.66

  American Funds Growth                   2017      0.50         0.20 - 0.90         27.15 - 28.04
     Investment Option                    2016      0.77         0.20 - 0.90           8.51 - 9.27
                                          2015      0.60         0.20 - 0.90           5.90 - 6.64
                                          2014      0.80         0.40 - 0.90           7.54 - 8.08
                                          2013      0.92         0.40 - 0.90         28.94 - 29.58

  American Funds Growth-Income            2017      1.39         0.20 - 0.90         21.29 - 22.14
     Investment Option                    2016      1.48         0.20 - 0.90         10.52 - 11.30
                                          2015      1.31         0.20 - 0.90           0.55 - 1.25
                                          2014      1.27         0.40 - 0.90          9.64 - 10.19
                                          2013      1.35         0.40 - 0.90         32.30 - 32.97

  BHFTI BlackRock High Yield              2017      5.54         0.49 - 1.30           6.67 - 7.54
     Investment Option                    2016      6.83         0.49 - 1.30         12.79 - 13.71
                                          2015      8.19         0.49 - 1.30       (4.98) - (4.21)
                                          2014      6.07         0.49 - 1.30           2.08 - 2.91
                                          2013      6.93         0.49 - 1.30           8.35 - 9.23

  BHFTI Brighthouse Asset Allocation 100  2017      1.22         0.20 - 1.30         21.35 - 22.69
     Investment Option                    2016      2.26         0.20 - 1.30           7.57 - 8.76
                                          2015      1.26         0.20 - 1.30       (3.27) - (2.20)
                                          2014      0.73         0.25 - 1.30           3.73 - 4.83
                                          2013      0.74         0.25 - 1.30         27.83 - 29.18

  BHFTI Brighthouse Small Cap Value       2017      0.90         0.20 - 0.90         10.70 - 11.48
     Investment Option                    2016      1.04         0.20 - 0.90         30.08 - 30.99
                                          2015      0.09         0.20 - 0.90       (6.26) - (5.60)
                                          2014      0.04         0.40 - 0.90           0.80 - 1.31
                                          2013      0.91         0.40 - 0.90         31.26 - 31.92

  BHFTI Brighthouse/Aberdeen              2017      1.24         0.20 - 0.90         27.18 - 28.33
     Emerging Markets Equity              2016      1.13         0.20 - 0.90         10.50 - 11.61
     Investment Option                    2015      2.03         0.20 - 0.90     (14.58) - (13.83)
                                          2014      1.00         0.40 - 0.90       (7.36) - (6.61)
                                          2013      1.23         0.40 - 0.90       (5.83) - (5.18)

  BHFTI Clarion Global Real Estate        2017      3.72         0.20 - 0.90          9.98 - 10.75
     Investment Option                    2016      2.34         0.20 - 0.90           0.25 - 0.95
                                          2015      3.96         0.20 - 0.90       (2.11) - (1.42)
                                          2014      1.77         0.40 - 0.90         12.66 - 13.22
                                          2013      7.29         0.40 - 0.90           2.83 - 3.35

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                             --------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO        NET
                                                 UNITS     HIGHEST ($)   ASSETS ($)
                                             -----------  ------------  -----------
  BHFTI ClearBridge Aggressive Growth  2017   15,341,867  1.65 - 11.48   29,814,558
     Investment Option                 2016   16,570,614   1.40 - 9.73   27,321,992
     (Commenced 4/28/2014)             2015   17,902,608   1.38 - 9.50   29,123,872
                                       2014   16,730,096   1.44 - 9.94   33,423,291

  BHFTI Invesco Comstock               2017    1,763,271   2.40 - 3.39    5,247,598
     Investment Option                 2016    1,919,090   2.04 - 2.89    4,958,756
                                       2015    1,934,442   1.77 - 2.48    4,467,061
                                       2014    2,006,753   1.90 - 2.65    4,981,332
                                       2013    2,070,043   1.75 - 2.44    4,730,547

  BHFTI Invesco Small Cap Growth       2017      848,893   2.86 - 3.56    2,701,903
     Investment Option                 2016      946,066   2.29 - 2.85    2,452,851
                                       2015    1,068,307   2.05 - 2.57    2,523,457
                                       2014    1,259,715   2.09 - 2.62    3,120,557
                                       2013    1,190,264   1.94 - 2.44    2,763,823

  BHFTI Loomis Sayles Global Markets   2017    1,930,630   2.08 - 7.61    5,711,060
     Investment Option                 2016    2,113,405   1.70 - 6.21    5,045,426
                                       2015    2,344,539   1.62 - 5.95    5,343,828
                                       2014    2,424,929   1.61 - 5.90    5,776,359
                                       2013    2,480,612   1.55 - 5.72    6,003,075

  BHFTI MFS Research International     2017    8,073,075   1.33 - 2.54   12,128,858
     Investment Option                 2016    7,626,892   1.05 - 1.99    9,900,418
                                       2015    5,560,212   1.06 - 2.02    8,281,246
                                       2014    4,977,050   1.08 - 2.07    7,598,420
                                       2013    5,235,901   1.17 - 2.24    8,720,878

  BHFTI Morgan Stanley Mid Cap         2017      255,537   1.78 - 2.22      556,986
     Growth Investment Option          2016      124,041   1.26 - 1.59      172,971
                                       2015      133,065   1.39 - 1.74      189,531
                                       2014      171,254   1.48 - 1.54      258,999
                                       2013      183,643   1.48 - 1.54      277,852

  BHFTI Oppenheimer Global Equity      2017    9,197,418   1.37 - 7.25   23,750,003
     Investment Option                 2016    9,781,362   1.01 - 5.32   18,817,353
                                       2015    9,570,503   1.02 - 5.33   20,501,475
                                       2014    8,071,520   0.99 - 5.14   20,708,150
                                       2013    8,334,276   0.97 - 5.05   22,704,203

  BHFTI PIMCO Inflation Protected      2017    2,597,935   1.31 - 1.50    3,598,462
     Bond Investment Option            2016    2,506,093   1.27 - 1.46    3,395,727
                                       2015    2,596,356   1.21 - 1.39    3,410,485
                                       2014    2,625,534   1.25 - 1.45    3,618,025
                                       2013    3,304,126   1.22 - 1.41    4,477,450

  BHFTI PIMCO Total Return             2017   13,355,407   1.53 - 2.25   28,029,287
     Investment Option                 2016   13,715,485   1.47 - 2.15   27,276,736
                                       2015   14,773,146   1.44 - 2.10   28,653,053
                                       2014   17,945,195   1.45 - 2.08   35,234,371
                                       2013   19,072,875   1.40 - 2.00   36,242,755



                                                       FOR THE YEAR ENDED DECEMBER 31
                                             -------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                INCOME          LOWEST TO         LOWEST TO
                                               RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                             -------------  ----------------  ----------------
  BHFTI ClearBridge Aggressive Growth  2017      0.94         0.20 - 0.90        17.64 - 18.46
     Investment Option                 2016      0.66         0.20 - 1.30          1.65 - 2.78
     (Commenced 4/28/2014)             2015      0.42         0.20 - 1.30      (5.05) - (4.00)
                                       2014        --         0.25 - 1.15        12.86 - 13.55

  BHFTI Invesco Comstock               2017      2.25         0.20 - 0.90        16.97 - 17.78
     Investment Option                 2016      2.67         0.20 - 0.90        16.25 - 17.06
                                       2015      2.88         0.20 - 0.90      (6.81) - (6.16)
                                       2014      0.92         0.40 - 0.90          8.33 - 8.88
                                       2013      1.06         0.40 - 0.90        34.18 - 34.85

  BHFTI Invesco Small Cap Growth       2017        --         0.20 - 1.30        23.99 - 25.36
     Investment Option                 2016        --         0.20 - 1.30        10.28 - 11.50
                                       2015      0.15         0.20 - 1.30      (2.69) - (1.62)
                                       2014        --         0.25 - 1.30          6.78 - 7.91
                                       2013      0.41         0.25 - 1.30        38.72 - 40.18

  BHFTI Loomis Sayles Global Markets   2017      1.61         0.25 - 0.90        22.23 - 23.02
     Investment Option                 2016      1.92         0.25 - 0.90          4.09 - 4.76
                                       2015      1.81         0.25 - 0.90          0.56 - 1.22
                                       2014      2.30         0.25 - 0.90          2.83 - 3.50
                                       2013      2.61         0.25 - 0.90        16.29 - 17.05

  BHFTI MFS Research International     2017      1.75         0.20 - 1.30        26.50 - 27.90
     Investment Option                 2016      1.98         0.20 - 1.30      (2.16) - (1.07)
                                       2015      2.76         0.20 - 1.30      (3.04) - (1.97)
                                       2014      2.17         0.25 - 1.30      (8.15) - (7.18)
                                       2013      2.44         0.25 - 1.30        17.72 - 18.96

  BHFTI Morgan Stanley Mid Cap         2017      0.17         0.20 - 0.85        38.73 - 39.63
     Growth Investment Option          2016        --         0.20 - 0.90      (9.28) - (8.64)
                                       2015        --         0.20 - 0.90      (5.87) - (5.21)
                                       2014        --         0.65 - 0.90          0.11 - 0.36
                                       2013      0.60         0.65 - 0.90        37.78 - 38.12

  BHFTI Oppenheimer Global Equity      2017      1.09         0.20 - 0.90        35.51 - 36.85
     Investment Option                 2016      1.16         0.20 - 0.90        (0.67) - 0.29
                                       2015      1.17         0.20 - 0.90          3.00 - 3.97
                                       2014      1.01         0.25 - 0.90          1.23 - 2.15
                                       2013      2.02         0.25 - 0.90        14.97 - 15.64

  BHFTI PIMCO Inflation Protected      2017      1.80         0.20 - 1.30          2.47 - 3.60
     Bond Investment Option            2016        --         0.20 - 1.30          3.81 - 4.96
                                       2015      5.07         0.20 - 1.15      (4.02) - (3.11)
                                       2014      1.78         0.25 - 1.30          1.85 - 2.92
                                       2013      2.39         0.25 - 1.30     (10.16) - (9.21)

  BHFTI PIMCO Total Return             2017      1.73         0.20 - 0.90          3.57 - 4.29
     Investment Option                 2016      2.53         0.20 - 0.90          1.69 - 2.40
                                       2015      5.11         0.20 - 0.90      (0.89) - (0.19)
                                       2014      2.30         0.40 - 0.90          3.26 - 3.78
                                       2013      4.16         0.40 - 0.90      (2.79) - (2.31)



          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                             --------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO        NET
                                                 UNITS     HIGHEST ($)   ASSETS ($)
                                             -----------  ------------  -----------
  BHFTI T. Rowe Price Large Cap Value  2017   11,689,847   2.18 - 5.67   32,762,191
     Investment Option                 2016   11,157,514   1.87 - 4.87   30,560,981
                                       2015   12,050,462   1.62 - 4.23   30,283,793
                                       2014   13,102,714   1.69 - 4.40   33,217,039
                                       2013    2,327,725   1.59 - 2.30    4,872,792

  BHFTII BlackRock Bond Income         2017      109,204   1.98 - 2.05      221,887
     Investment Option                 2016      129,882   1.83 - 1.99      250,889
                                       2015      187,394   1.80 - 1.95      358,526
                                       2014      232,100   1.86 - 1.96      451,176
                                       2013      329,083   1.75 - 1.85      605,048

  BHFTII BlackRock Capital             2017   14,041,024   1.36 - 4.01   32,402,041
     Appreciation Investment Option    2016   16,039,769   1.02 - 3.02   26,281,394
                                       2015   18,172,879   1.03 - 3.03   28,407,113
                                       2014   18,668,652   0.98 - 2.87   28,598,132
                                       2013   19,730,920   0.90 - 2.65   29,468,346

  BHFTII BlackRock Ultra-Short Term    2017   14,142,221   0.99 - 2.04   14,970,643
     Bond Investment Option            2016   16,754,180   0.98 - 2.04   18,878,622
                                       2015   18,361,993   0.98 - 2.04   22,110,237
                                       2014   17,714,244   0.99 - 2.06   23,457,681
                                       2013   18,992,964   0.99 - 2.07   25,619,808

  BHFTII Brighthouse Asset             2017      521,448   1.53 - 1.68      820,045
     Allocation 20 Investment Option   2016      712,703   1.44 - 1.58    1,056,171
                                       2015      657,516   1.38 - 1.52      964,172
                                       2014      649,279   1.40 - 1.54      968,082
                                       2013      776,262   1.34 - 1.48    1,118,177

  BHFTII Brighthouse Asset             2017      873,439   1.68 - 1.84    1,508,923
     Allocation 40 Investment Option   2016      955,681   1.53 - 1.68    1,516,325
                                       2015      964,982   1.45 - 1.59    1,459,426
                                       2014    1,035,016   1.47 - 1.62    1,608,701
                                       2013    1,167,586   1.41 - 1.55    1,751,838

  BHFTII Brighthouse Asset             2017    3,776,290   1.64 - 1.85    6,697,960
     Allocation 60 Investment Option   2016    3,900,796   1.45 - 1.62    6,056,171
                                       2015    4,069,275   1.37 - 1.51    5,873,781
                                       2014    4,932,744   1.41 - 1.53    7,229,869
                                       2013    5,102,473   1.36 - 1.46    7,173,968

  BHFTII Brighthouse Asset             2017    4,524,135   1.92 - 2.09    8,977,329
     Allocation 80 Investment Option   2016    4,273,780   1.62 - 1.77    7,202,745
                                       2015    4,563,802   1.51 - 1.64    7,214,481
                                       2014    4,379,742   1.54 - 1.68    7,102,648
                                       2013    4,233,222   1.47 - 1.61    6,579,511

  BHFTII Brighthouse/Wellington        2017    5,550,602   2.00 - 3.92   12,904,218
     Balanced Investment Option        2016    5,685,352   1.75 - 3.43   11,653,088
                                       2015    6,048,768   1.64 - 3.22   11,700,254
                                       2014    6,269,795   1.61 - 3.16   12,250,711
                                       2013    6,251,182   1.46 - 2.88   11,773,945

                                                       FOR THE YEAR ENDED DECEMBER 31
                                             -------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                INCOME          LOWEST TO         LOWEST TO
                                               RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                             -------------  ----------------  ----------------
  BHFTI T. Rowe Price Large Cap Value  2017      2.07         0.20 - 1.30        15.56 - 16.83
     Investment Option                 2016      2.79         0.20 - 1.30        14.56 - 15.83
                                       2015      1.62         0.20 - 1.30      (4.73) - (3.68)
                                       2014      0.26         0.25 - 1.30         9.32 - 12.83
                                       2013      1.49         0.40 - 1.30        32.05 - 33.24

  BHFTII BlackRock Bond Income         2017      3.21         1.15 - 1.30          2.76 - 2.92
     Investment Option                 2016      3.07         1.15 - 1.30          1.79 - 1.94
                                       2015      3.54         1.15 - 1.30      (0.71) - (0.56)
                                       2014      3.62         1.15 - 1.30          5.70 - 5.86
                                       2013      3.97         1.15 - 1.30      (2.05) - (1.90)

  BHFTII BlackRock Capital             2017      0.10         0.20 - 1.30        32.21 - 33.66
     Appreciation Investment Option    2016        --         0.20 - 1.30      (1.21) - (0.11)
                                       2015        --         0.20 - 1.30          4.91 - 6.07
                                       2014      0.06         0.25 - 1.30          7.49 - 8.63
                                       2013      0.82         0.25 - 1.30        32.49 - 33.88

  BHFTII BlackRock Ultra-Short Term    2017      0.34         0.20 - 1.30        (0.41) - 0.69
     Bond Investment Option            2016      0.07         0.20 - 1.30        (0.95) - 0.15
                                       2015        --         0.20 - 1.30      (1.29) - (0.20)
                                       2014        --         0.25 - 1.30      (1.29) - (0.25)
                                       2013        --         0.25 - 1.30      (1.29) - (0.25)

  BHFTII Brighthouse Asset             2017      2.18         0.20 - 1.30          5.55 - 6.72
     Allocation 20 Investment Option   2016      3.13         0.20 - 1.30          3.18 - 4.32
                                       2015      2.08         0.20 - 1.30      (1.87) - (0.78)
                                       2014      3.73         0.40 - 1.30          3.12 - 4.05
                                       2013      3.42         0.40 - 1.30          2.94 - 3.87

  BHFTII Brighthouse Asset             2017      1.95         0.20 - 1.30         9.22 - 10.42
     Allocation 40 Investment Option   2016      3.41         0.20 - 1.30          4.72 - 5.88
                                       2015      0.29         0.20 - 1.30      (2.35) - (1.27)
                                       2014      2.95         0.25 - 1.30          3.57 - 4.66
                                       2013      2.46         0.25 - 1.30         9.49 - 10.65

  BHFTII Brighthouse Asset             2017      1.71         0.20 - 1.30        13.25 - 14.50
     Allocation 60 Investment Option   2016      3.12         0.20 - 1.30          5.72 - 6.89
                                       2015      0.55         0.20 - 1.30      (2.54) - (1.46)
                                       2014      2.07         0.25 - 1.30          3.69 - 4.79
                                       2013      1.90         0.25 - 1.30        16.46 - 17.69

  BHFTII Brighthouse Asset             2017      1.52         0.20 - 1.30        17.63 - 18.92
     Allocation 80 Investment Option   2016      2.92         0.20 - 1.30          6.74 - 7.92
                                       2015      0.33         0.20 - 1.30      (2.97) - (1.89)
                                       2014      1.57         0.25 - 1.30          3.87 - 4.96
                                       2013      1.41         0.25 - 1.30        22.71 - 24.00

  BHFTII Brighthouse/Wellington        2017      1.92         0.20 - 0.90        14.11 - 14.91
     Balanced Investment Option        2016      2.79         0.20 - 0.90          6.04 - 6.78
                                       2015      1.96         0.20 - 0.90          1.66 - 2.37
                                       2014      1.98         0.25 - 0.90         9.56 - 10.28
                                       2013      2.48         0.25 - 0.90        19.51 - 20.29

          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                             --------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO        NET
                                                 UNITS     HIGHEST ($)   ASSETS ($)
                                             -----------  ------------  -----------
  BHFTII Brighthouse/Wellington Core   2017    2,407,112   2.10 - 2.73    5,738,782
     Equity Opportunities              2016    2,704,451   1.78 - 2.31    5,486,251
     Investment Option                 2015    1,929,455   1.67 - 2.16    3,848,755
                                       2014    2,260,189   1.64 - 2.13    4,442,865
                                       2013    2,712,692   1.48 - 1.93    4,894,899

  BHFTII Frontier Mid Cap Growth       2017    2,319,312   1.43 - 2.32    4,298,726
     Investment Option                 2016    2,730,937   1.15 - 1.88    3,667,613
                                       2015    2,747,708   1.11 - 1.80    3,214,857
                                       2014    3,023,876   1.09 - 1.77    3,488,522
                                       2013    3,202,554   0.99 - 1.62    3,350,169

  BHFTII Jennison Growth               2017    9,814,720   2.30 - 6.44   27,057,399
     Investment Option                 2016   10,594,431   1.68 - 4.72   21,236,533
                                       2015   11,302,452   1.69 - 4.74   22,612,338
                                       2014   10,691,798   1.53 - 4.30   21,641,986
                                       2013   10,413,248   1.41 - 3.97   21,811,532

  BHFTII MetLife Aggregate Bond Index  2017        7,004          3.03       21,198
     Investment Option                 2016        7,862          2.95       23,183
                                       2015        8,735           2.9       25,318
                                       2014        8,933          2.91       25,982
                                       2013        9,088          2.77       25,133

  BHFTII MetLife MSCI EAFE Index       2017      376,410   1.14 - 1.35      491,930
     Investment Option                 2016      345,813   0.89 - 1.08      362,484
                                       2015    2,358,657   0.89 - 1.07    2,482,515
                                       2014    2,392,057   0.91 - 1.09    2,554,674
                                       2013    2,489,635   0.97 - 1.16    2,812,520

  BHFTII MetLife Russell 2000 Index    2017    6,916,999   2.50 - 3.79   19,148,492
     Investment Option                 2016    7,231,444   2.19 - 3.32   17,926,149
                                       2015    6,878,506   1.81 - 2.76   15,174,038
                                       2014    6,402,759   1.90 - 2.90   16,077,894
                                       2013    6,331,397   1.82 - 2.78   15,467,392

  BHFTII MetLife Stock Index           2017   24,351,227   2.14 - 7.48   70,873,380
     Investment Option                 2016   23,443,734   1.77 - 6.19   56,490,090
                                       2015   23,413,922   1.60 - 5.57   52,465,433
                                       2014   20,878,553   1.60 - 5.54   53,368,201
                                       2013   21,141,924   1.42 - 4.91   51,405,426

  BHFTII MFS Total Return              2017   13,485,375   1.88 - 4.72   29,604,042
     Investment Option                 2016   13,926,348   1.68 - 4.23   29,438,765
                                       2015   13,134,967   1.55 - 3.90   27,979,703
                                       2014   13,447,009   1.56 - 3.94   30,806,716
                                       2013   14,135,380   1.45 - 3.66   31,160,061

  BHFTII MFS Value Investment Option   2017    9,064,484   2.29 - 2.85   23,132,101
                                       2016    9,850,465   1.97 - 2.43   22,260,715
                                       2015   10,567,444   1.74 - 2.13   21,680,578
                                       2014   11,223,658   1.78 - 2.15   23,304,843
                                       2013   11,350,911   1.62 - 1.95   21,457,624



                                                       FOR THE YEAR ENDED DECEMBER 31
                                             -------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                INCOME          LOWEST TO         LOWEST TO
                                               RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                             -------------  ----------------  ----------------
  BHFTII Brighthouse/Wellington Core   2017      1.56         0.20 - 1.30        17.54 - 18.83
     Equity Opportunities              2016      1.82         0.20 - 1.30          1.43 - 7.13
     Investment Option                 2015      1.76         0.20 - 0.90          1.48 - 2.19
                                       2014      0.74         0.40 - 0.90         9.64 - 10.19
                                       2013      1.34         0.40 - 0.90        32.50 - 33.17

  BHFTII Frontier Mid Cap Growth       2017        --         0.20 - 1.30        23.52 - 24.89
     Investment Option                 2016        --         0.20 - 1.30          3.93 - 5.08
                                       2015        --         0.20 - 1.30          1.45 - 2.57
                                       2014        --         0.40 - 1.30         9.62 - 10.61
                                       2013      1.17         0.40 - 1.30        30.92 - 32.10

  BHFTII Jennison Growth               2017      0.31         0.20 - 0.90        36.10 - 37.05
     Investment Option                 2016      0.29         0.20 - 0.90      (0.73) - (0.03)
                                       2015      0.27         0.20 - 0.90         9.79 - 10.56
                                       2014      0.26         0.25 - 0.90          8.08 - 8.78
                                       2013      0.41         0.25 - 0.90        35.77 - 36.66

  BHFTII MetLife Aggregate Bond Index  2017      3.02                 0.6                 2.64
     Investment Option                 2016      2.73                 0.6                 1.74
                                       2015      2.89                 0.6               (0.35)
                                       2014      2.99                 0.6                 5.17
                                       2013      3.97                 0.6               (2.91)

  BHFTII MetLife MSCI EAFE Index       2017      2.51         0.25 - 0.60        24.16 - 24.59
     Investment Option                 2016      0.86         0.25 - 0.90          0.43 - 1.09
                                       2015      3.20         0.25 - 0.90      (1.98) - (1.34)
                                       2014      2.54         0.25 - 0.90      (6.85) - (6.24)
                                       2013      0.74         0.25 - 0.90        20.77 - 21.56

  BHFTII MetLife Russell 2000 Index    2017      1.22         0.20 - 0.90        13.64 - 14.44
     Investment Option                 2016      1.37         0.20 - 0.90        20.20 - 21.04
                                       2015      1.22         0.20 - 0.90      (5.13) - (4.46)
                                       2014      1.15         0.25 - 0.90          4.10 - 4.78
                                       2013      1.70         0.25 - 0.90        37.31 - 38.21

  BHFTII MetLife Stock Index           2017      1.77         0.20 - 0.90        20.45 - 21.30
     Investment Option                 2016      2.02         0.20 - 0.90        10.67 - 11.45
                                       2015      1.74         0.20 - 0.90          0.26 - 0.96
                                       2014      1.67         0.25 - 0.90        12.35 - 13.08
                                       2013      1.84         0.25 - 0.90        30.84 - 31.69

  BHFTII MFS Total Return              2017      2.35         0.20 - 1.30        10.78 - 12.00
     Investment Option                 2016      2.75         0.20 - 1.30          7.57 - 8.76
                                       2015      2.42         0.20 - 1.30      (1.64) - (0.55)
                                       2014      2.17         0.25 - 1.30          7.02 - 8.15
                                       2013      2.40         0.25 - 1.30        17.22 - 18.46

  BHFTII MFS Value Investment Option   2017      2.02         0.20 - 1.30        16.48 - 17.77
                                       2016      2.25         0.20 - 1.30        12.91 - 14.16
                                       2015      2.69         0.20 - 1.30      (1.44) - (0.35)
                                       2014      1.70         0.25 - 1.30         9.38 - 10.53
                                       2013      1.13         0.25 - 1.30        18.08 - 35.39



          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                               --------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO        NET
                                                   UNITS     HIGHEST ($)   ASSETS ($)
                                               -----------  ------------  -----------
  BHFTII T. Rowe Price Large Cap Growth  2017    3,379,986   1.09 - 2.85    8,938,003
     Investment Option                   2016    3,841,577   0.82 - 2.14    7,542,554
                                         2015    4,281,718   0.82 - 2.11    7,981,579
                                         2014    4,817,424   0.75 - 1.89    7,841,959
                                         2013    5,102,030   0.69 - 1.75    7,459,979

  BHFTII T. Rowe Price Small Cap Growth  2017    4,216,442   2.90 - 3.19   12,923,112
     Investment Option                   2016    4,672,663   2.39 - 2.61   11,423,452
                                         2015    4,940,940   2.17 - 2.34   10,815,742
                                         2014    5,259,319   2.13 - 2.26   11,327,505
                                         2013    5,533,367   2.02 - 2.13   11,265,265

  BHFTII Western Asset Management        2017    8,701,149   1.78 - 2.97   17,898,465
     Strategic Bond Opportunities        2016    8,418,432   1.65 - 2.78   17,353,216
     Investment Option
     Commenced 4/27/2016)

  BHFTII Western Asset Management        2017   13,207,439   1.23 - 2.61   19,573,715
     U.S. Government Investment Option   2016   11,432,183   1.22 - 2.57   17,658,229
                                         2015   10,741,177   1.20 - 2.55   18,421,760
                                         2014    7,908,206   1.20 - 2.54   15,026,050
                                         2013    6,925,779   1.17 - 2.49   13,311,430

  Fidelity VIP Contrafund                2017    8,801,128   2.26 - 3.55   25,674,163
     Investment Option                   2016    9,571,699   1.87 - 2.93   24,085,175
                                         2015    9,320,004   1.74 - 2.73   23,701,643
                                         2014   10,772,792   1.73 - 2.74   27,632,492
                                         2013   11,363,865   1.56 - 2.46   26,280,647

  Fidelity VIP Equity-Income             2017    7,475,690   2.11 - 6.08   17,307,553
     Investment Option                   2016    8,133,041   1.88 - 5.42   16,833,335
                                         2015    8,642,878   1.60 - 4.62   16,487,321
                                         2014    8,093,586   1.67 - 4.84   18,390,194
                                         2013    7,871,151   1.54 - 4.48   18,094,786

  Fidelity VIP High Income               2017    1,419,308   1.79 - 2.98    2,714,860
     Investment Option                   2016    1,525,817   1.68 - 2.80    2,752,639
                                         2015    1,657,545   1.47 - 2.46    2,677,845
                                         2014    1,599,802   1.53 - 2.57    2,994,253
                                         2013    1,694,313   1.52 - 2.56    3,267,377

  Fidelity VIP Mid Cap                   2017    3,991,668   2.26 - 5.24   13,508,474
     Investment Option                   2016    3,787,477   1.88 - 4.37   11,874,678
                                         2015    3,557,524   1.69 - 3.93   11,378,910
                                         2014    3,743,110   1.72 - 4.02   12,376,737
                                         2013    3,996,427   1.63 - 3.82   12,568,157

  FTVIPT Franklin Small-Mid Cap Growth   2017    3,010,899   2.25 - 2.39    6,887,007
     VIP Investment Option               2016    3,144,570   1.86 - 1.98    5,981,487
                                         2015    3,640,723   1.79 - 1.91    6,717,792
                                         2014    4,028,465   1.85 - 1.98    7,704,283
                                         2013    4,239,343   1.73 - 1.85    7,605,671



                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -------------------------------------------------
                                               INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                  INCOME          LOWEST TO         LOWEST TO
                                                 RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               -------------  ----------------  ----------------
  BHFTII T. Rowe Price Large Cap Growth  2017      0.08         0.20 - 0.90        32.28 - 33.21
     Investment Option                   2016        --         0.20 - 0.90          0.62 - 1.33
                                         2015        --         0.20 - 0.90         9.52 - 10.29
                                         2014        --         0.25 - 0.90          7.85 - 8.55
                                         2013      0.04         0.25 - 0.90        26.69 - 38.21

  BHFTII T. Rowe Price Small Cap Growth  2017      0.07         0.20 - 0.90        21.44 - 22.29
     Investment Option                   2016      0.03         0.20 - 0.90        10.48 - 11.26
                                         2015        --         0.20 - 0.90          1.55 - 2.26
                                         2014        --         0.40 - 0.90          5.69 - 6.22
                                         2013      0.13         0.40 - 0.90        42.88 - 43.59

  BHFTII Western Asset Management        2017      3.83         0.20 - 1.30          6.83 - 8.01
     Strategic Bond Opportunities        2016      1.54         0.20 - 1.30          4.06 - 4.84
     Investment Option
     Commenced 4/27/2016)

  BHFTII Western Asset Management        2017      2.58         0.20 - 0.75          1.17 - 1.88
     U.S. Government Investment Option   2016      2.61         0.20 - 0.75          0.53 - 1.23
                                         2015      2.35         0.20 - 0.75        (0.18) - 0.52
                                         2014      1.92         0.20 - 0.75          2.04 - 2.76
                                         2013      2.14         0.05 - 0.75      (1.48) - (0.79)

  Fidelity VIP Contrafund                2017      0.91         0.20 - 0.90        20.67 - 21.52
     Investment Option                   2016      0.73         0.20 - 0.90          6.94 - 7.70
                                         2015      0.89         0.20 - 0.90        (0.34) - 0.36
                                         2014      0.86         0.40 - 0.90        10.81 - 11.37
                                         2013      1.01         0.40 - 0.90        29.97 - 30.62

  Fidelity VIP Equity-Income             2017      1.70         0.20 - 0.90        11.89 - 12.67
     Investment Option                   2016      2.27         0.20 - 0.90        16.96 - 17.78
                                         2015      3.14         0.20 - 0.90      (4.82) - (4.16)
                                         2014      2.82         0.25 - 0.90          7.74 - 8.45
                                         2013      2.62         0.25 - 0.90        27.00 - 27.83

  Fidelity VIP High Income               2017      5.27         0.20 - 0.90          5.98 - 6.72
     Investment Option                   2016      5.23         0.20 - 0.90        13.58 - 14.38
                                         2015      6.47         0.20 - 0.90      (4.49) - (3.82)
                                         2014      5.55         0.25 - 0.90          0.25 - 0.90
                                         2013      5.53         0.25 - 0.90          5.00 - 5.68

  Fidelity VIP Mid Cap                   2017      0.49         0.20 - 0.90        19.46 - 20.30
     Investment Option                   2016      0.32         0.20 - 0.90        10.92 - 11.70
                                         2015      0.25         0.20 - 0.90      (2.51) - (1.82)
                                         2014      0.02         0.40 - 0.90          5.08 - 5.61
                                         2013      0.28         0.40 - 0.90        34.65 - 35.33

  FTVIPT Franklin Small-Mid Cap Growth   2017        --         0.20 - 0.90        20.31 - 21.16
     VIP Investment Option               2016        --         0.20 - 0.90          3.24 - 3.96
                                         2015        --         0.20 - 0.90      (3.53) - (2.85)
                                         2014        --         0.40 - 0.90          6.51 - 7.04
                                         2013        --         0.40 - 0.90        36.92 - 37.60



          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                                -------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO        NET
                                                   UNITS     HIGHEST ($)   ASSETS ($)
                                                -----------  -----------  -----------
  FTVIPT Templeton Foreign VIP            2017    9,474,372  1.33 - 2.69   19,380,545
     Investment Option                    2016    8,988,428  1.15 - 2.32   17,214,080
                                          2015    9,391,684  1.08 - 2.18   18,505,919
                                          2014    9,598,491  1.15 - 2.35   20,612,926
                                          2013    9,699,375  1.30 - 2.66   23,549,399

  FTVIPT Templeton Global Bond VIP        2017      391,897  1.64 - 4.23      782,702
     Investment Option                    2016      485,005  1.62 - 4.17      925,535
                                          2015      514,910  1.57 - 4.06    1,004,620
                                          2014      506,646  1.65 - 4.26    1,169,243
                                          2013    1,293,458  1.62 - 4.20    2,554,406

  Goldman Sachs Strategic Growth          2017    2,379,144  2.45 - 2.89    6,026,695
     Investment Option                    2016    2,306,944  1.89 - 2.23    4,743,065
                                          2015    2,280,858  1.86 - 2.20    4,752,684
                                          2014    2,246,719  1.80 - 2.14    4,636,280
                                          2013    2,282,157  1.59 - 1.89    4,189,097

  Janus Henderson Enterprise              2017    4,102,805  1.61 - 2.78   10,228,572
     Investment Option                    2016    4,644,364  1.27 - 2.19    8,610,952
                                          2015    5,129,992  1.15 - 1.96    7,169,337
                                          2014    6,299,817  1.11 - 1.88    7,311,083
                                          2013    6,754,575  1.00 - 1.68    6,924,306

  LMPVET ClearBridge Variable             2017    5,118,575  2.45 - 2.84   14,018,459
     Aggressive Growth Investment Option  2016    5,589,198  2.12 - 2.45   12,638,421
                                          2015    7,355,153  2.12 - 2.43   16,179,593
                                          2014    8,458,688  2.17 - 2.44   19,097,513
                                          2013    8,912,205  1.82 - 2.04   16,860,912

  LMPVET ClearBridge Variable             2017    1,081,299  2.14 - 2.34    2,400,184
     Dividend Strategy Investment Option  2016    1,061,256  1.81 - 1.98    2,001,600
                                          2015    1,268,039  1.58 - 1.73    2,103,308
                                          2014    1,337,396  1.66 - 1.83    2,340,462
                                          2013    1,363,928  1.47 - 1.62    2,118,645

  LMPVET ClearBridge Variable             2017    4,063,838  2.31 - 3.19   11,750,497
     Large Cap Growth Investment Option   2016    4,629,416  1.85 - 2.54   10,115,536
                                          2015    5,265,869  1.74 - 2.37   10,110,994
                                          2014    6,154,202  1.60 - 2.16   10,219,205
                                          2013    7,165,820  1.42 - 1.90   10,419,588

  LMPVET ClearBridge Variable             2017    3,961,491  2.23 - 4.47    9,558,412
     Large Cap Value Investment Option    2016    4,089,244  1.95 - 3.91    9,235,442
                                          2015    4,643,833  1.74 - 3.48    9,654,066
                                          2014    4,554,387  1.80 - 3.61   10,661,457
                                          2013    4,603,594  1.62 - 3.25   10,042,689

  LMPVET QS Variable Conservative         2017          218  2.34 - 2.41          526
     Growth Investment Option             2016       17,087  2.08 - 2.14       35,609
                                          2015        1,326  1.97 - 2.02        2,606
                                          2014        1,712  2.01 - 2.07        3,539
                                          2013        2,071  1.95 - 1.99        4,032



                                                           FOR THE YEAR ENDED DECEMBER 31
                                                --------------------------------------------------
                                                INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                                   INCOME          LOWEST TO          LOWEST TO
                                                  RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                                -------------  ----------------  -----------------
  FTVIPT Templeton Foreign VIP            2017      2.57         0.20 - 0.90         15.65 - 16.46
     Investment Option                    2016      1.98         0.20 - 0.90           6.21 - 6.96
                                          2015      3.29         0.20 - 0.90       (7.33) - (6.68)
                                          2014      1.87         0.40 - 0.90     (11.93) - (11.49)
                                          2013      2.32         0.40 - 0.90         21.87 - 22.48

  FTVIPT Templeton Global Bond VIP        2017        --         0.25 - 0.90           1.24 - 1.90
     Investment Option                    2016        --         0.25 - 0.90           2.28 - 2.95
                                          2015      7.85         0.25 - 0.90       (4.96) - (4.34)
                                          2014      4.80         0.25 - 0.90           1.21 - 1.87
                                          2013      5.73         0.25 - 0.90           0.98 - 1.63

  Goldman Sachs Strategic Growth          2017      0.53         0.20 - 0.90         29.49 - 30.40
     Investment Option                    2016      0.63         0.20 - 0.90           1.07 - 1.78
                                          2015      0.36         0.20 - 0.90           2.47 - 3.19
                                          2014      0.39         0.35 - 0.90         12.62 - 13.24
                                          2013      0.39         0.40 - 0.90         31.23 - 31.89

  Janus Henderson Enterprise              2017      0.15         0.20 - 0.90         25.95 - 26.83
     Investment Option                    2016      0.03         0.20 - 0.90         11.10 - 11.88
                                          2015      0.52         0.20 - 0.90           2.84 - 3.56
                                          2014      0.03         0.25 - 0.90         11.24 - 11.96
                                          2013      0.37         0.25 - 0.90         30.86 - 31.71

  LMPVET ClearBridge Variable             2017      0.51         0.20 - 0.90         15.25 - 16.06
     Aggressive Growth Investment Option  2016      0.63         0.20 - 0.90           0.30 - 1.00
                                          2015      0.34         0.20 - 0.90       (2.62) - (1.93)
                                          2014      0.17         0.40 - 0.90         19.32 - 19.91
                                          2013      0.28         0.40 - 0.90         46.46 - 47.19

  LMPVET ClearBridge Variable             2017      1.39         0.20 - 0.90         17.95 - 18.77
     Dividend Strategy Investment Option  2016      1.36         0.20 - 0.90         13.75 - 14.55
                                          2015      1.63         0.20 - 0.90       (5.30) - (4.63)
                                          2014      2.07         0.40 - 0.90         12.47 - 13.03
                                          2013      1.51         0.40 - 0.90         24.56 - 25.18

  LMPVET ClearBridge Variable             2017      0.23         0.20 - 0.90         24.64 - 25.51
     Large Cap Growth Investment Option   2016      0.52         0.20 - 0.90           6.43 - 7.18
                                          2015      0.47         0.20 - 0.90           8.81 - 9.57
                                          2014      0.52         0.25 - 0.90         12.97 - 13.71
                                          2013      0.51         0.25 - 0.90         36.62 - 37.51

  LMPVET ClearBridge Variable             2017      1.36         0.20 - 1.30         13.36 - 14.61
     Large Cap Value Investment Option    2016      1.49         0.20 - 1.30         11.54 - 12.77
                                          2015      1.44         0.20 - 1.30       (4.12) - (3.06)
                                          2014      1.83         0.25 - 1.30         10.27 - 11.43
                                          2013      1.64         0.25 - 1.30         30.66 - 32.04

  LMPVET QS Variable Conservative         2017      0.28         1.15 - 1.30         12.09 - 12.25
     Growth Investment Option             2016      8.03         1.15 - 1.30           6.04 - 6.20
                                          2015      1.81         1.15 - 1.30       (2.46) - (2.32)
                                          2014      2.43         1.15 - 1.30           3.55 - 3.71
                                          2013      0.26         1.15 - 1.30         13.84 - 14.02



          BRIGHTHOUSE FUND UL FOR VARIABLE LIFE INSURANCE
               OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                          AS OF DECEMBER 31
                                               --------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO        NET
                                                   UNITS     HIGHEST ($)   ASSETS ($)
                                               -----------  ------------  -----------
  LMPVET QS Variable Growth              2017      119,148   1.68 - 1.73      206,021
     Investment Option                   2016      122,490   1.43 - 1.47      179,034
                                         2015      185,116   1.33 - 1.37      248,836
                                         2014      187,852   1.38 - 1.41      265,604
                                         2013      193,221   1.34 - 1.37      263,934

  LMPVET QS Variable Moderate Growth     2017       29,682   2.24 - 2.31       68,016
     Investment Option                   2016       32,428   1.95 - 2.00       63,151
                                         2015       48,766   1.83 - 1.88       90,194
                                         2014       52,229   1.88 - 1.93      101,025
                                         2013       56,022   1.82 - 1.87      103,791

  LMPVIT Western Asset Core Plus         2017    3,432,032   1.91 - 3.05    7,820,716
     Investment Option                   2016    3,473,836   1.81 - 2.91    7,699,222
                                         2015    3,303,553   1.74 - 2.80    7,173,933
                                         2014    3,665,979   1.73 - 2.78    8,083,140
                                         2013    4,203,564   1.74 - 2.81    9,268,051

  Pioneer VCT Mid Cap Value              2017    1,975,101   2.07 - 3.08    4,967,240
     Investment Option                   2016    1,905,134   1.84 - 2.74    4,662,314
                                         2015    2,069,926   1.59 - 2.38    4,472,313
                                         2014    2,262,264   1.70 - 2.55    5,268,419
                                         2013    2,538,198   1.49 - 2.24    5,221,868

  The Merger Fund VL                     2017    1,231,316   1.30 - 1.67    1,921,236
     Investment Option                   2016    1,282,480   1.28 - 1.64    2,001,479
                                         2015    2,131,650   1.25 - 1.61    3,330,396
                                         2014    2,244,379   1.27 - 1.64    3,557,808
                                         2013    2,218,063   1.25 - 1.63    3,506,825

  Vanguard VIF Mid-Cap Index             2017    2,531,748   2.52 - 3.10    6,972,944
     Investment Option                   2016    2,722,868   2.13 - 2.62    6,414,355
                                         2015    2,827,224   1.92 - 2.37    6,157,799
                                         2014    2,821,985   1.96 - 2.42    6,444,636
                                         2013    2,624,327   1.73 - 2.14    5,349,818

  Vanguard VIF Total Stock Market Index  2017    8,924,880   2.49 - 2.85   23,264,525
     Investment Option                   2016    9,212,700   2.07 - 2.37   20,035,214
                                         2015    6,622,055   1.85 - 2.12   13,125,730
                                         2014    6,356,918   1.85 - 2.13   12,673,421
                                         2013    5,445,565   1.65 - 1.90    9,877,759

                                                         FOR THE YEAR ENDED DECEMBER 31
                                               -------------------------------------------------
                                               INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                  INCOME          LOWEST TO         LOWEST TO
                                                 RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                               -------------  ----------------  ----------------
  LMPVET QS Variable Growth              2017      1.85         1.15 - 1.30        17.80 - 17.97
     Investment Option                   2016      1.23         1.15 - 1.30          7.10 - 7.26
                                         2015      1.37         1.15 - 1.30      (3.50) - (3.35)
                                         2014      1.78         1.15 - 1.30          3.33 - 3.49
                                         2013      1.68         1.15 - 1.30        24.86 - 25.05

  LMPVET QS Variable Moderate Growth     2017      2.13         1.15 - 1.30        15.22 - 15.40
     Investment Option                   2016      1.74         1.15 - 1.30          6.60 - 6.76
                                         2015      1.70         1.15 - 1.30      (3.06) - (2.91)
                                         2014      1.89         1.15 - 1.30          3.55 - 3.71
                                         2013      1.50         1.15 - 1.30        20.25 - 20.43

  LMPVIT Western Asset Core Plus         2017      4.33         0.20 - 1.30          4.38 - 5.54
     Investment Option                   2016      2.29         0.20 - 1.30          3.20 - 4.34
                                         2015      1.47         0.20 - 1.30        (0.11) - 1.00
                                         2014      6.98         0.25 - 1.30      (1.61) - (0.58)
                                         2013      7.25         0.25 - 1.30          7.80 - 8.94

  Pioneer VCT Mid Cap Value              2017      0.61         0.20 - 0.90        11.86 - 12.64
     Investment Option                   2016      0.47         0.20 - 0.90        15.19 - 16.00
                                         2015      0.55         0.20 - 0.90      (7.19) - (6.54)
                                         2014      0.66         0.40 - 0.90        13.77 - 14.34
                                         2013      0.77         0.40 - 0.90        31.56 - 32.22

  The Merger Fund VL                     2017        --         0.20 - 0.90          1.65 - 2.36
     Investment Option                   2016      0.65         0.20 - 0.90          1.52 - 2.24
                                         2015      2.07         0.20 - 0.90      (1.79) - (1.10)
                                         2014      1.27         0.40 - 0.90          0.47 - 0.97
                                         2013      0.27         0.40 - 0.90          2.95 - 3.46

  Vanguard VIF Mid-Cap Index             2017      1.18         0.20 - 1.30        17.55 - 18.84
     Investment Option                   2016      1.41         0.20 - 1.30         9.68 - 10.89
                                         2015      1.20         0.20 - 1.30      (2.71) - (1.63)
                                         2014      0.92         0.25 - 1.15        12.29 - 13.31
                                         2013      1.03         0.25 - 1.30        33.19 - 34.59

  Vanguard VIF Total Stock Market Index  2017      1.89         0.20 - 1.30        19.41 - 20.73
     Investment Option                   2016      1.17         0.20 - 1.30        11.10 - 12.33
                                         2015      1.28         0.20 - 1.30        (0.93) - 0.17
                                         2014      1.34         0.25 - 1.30        10.84 - 12.01
                                         2013      1.45         0.25 - 1.30        31.56 - 32.95

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Investment Option from the underlying portfolio or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Investment Option is affected by the timing of the declaration of dividends by the underlying portfolio or fund in which the Investment Option invests. The investment income ratio is calculated as a weighted average ratio since the Investment Option may invest in two or more share classes, within the underlying calculated as a weighted average ratio since the Investment Option may invest in two or more share classes, within the underlying portfolio or fund of the trusts which may have unique investment income ratios.

2 These amounts represent annualized policy expenses of each of the applicable
  Investment Options, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying portfolio or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Investment Option.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                     Page
                                                                                                  -------
Report of Independent Registered Public Accounting Firm..........................................      2

Financial Statements at December 31, 2017 and 2016 and for the Years Ended December 31, 2017,
  2016 and 2015:

 Consolidated Balance Sheets.....................................................................      3

 Consolidated Statements of Operations...........................................................      4

 Consolidated Statements of Comprehensive Income (Loss)..........................................      5

 Consolidated Statements of Stockholder's Equity.................................................      6

 Consolidated Statements of Cash Flows...........................................................      7

Notes to the Consolidated Financial Statements

 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........      9

 Note 2 -- Segment Information...................................................................     21

 Note 3 -- Organizational Changes................................................................     25

 Note 4 -- Insurance.............................................................................     25

 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...     30

 Note 6 -- Reinsurance...........................................................................     33

 Note 7 -- Investments...........................................................................     38

 Note 8 -- Derivatives...........................................................................     53

 Note 9 -- Fair Value............................................................................     63

 Note 10 -- Debt.................................................................................     77

 Note 11 -- Equity...............................................................................     78

 Note 12 -- Other Expenses.......................................................................     83

 Note 13 -- Income Tax...........................................................................     83

 Note 14 -- Contingencies, Commitments and Guarantees............................................     87

 Note 15 -- Related Party Transactions...........................................................     89

Financial Statement Schedules at December 31, 2017 and 2016 and for the Years Ended December 31,
  2017, 2016 and 2015:

 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties..     92

 Schedule II -- Condensed Financial Information (Parent Company Only)............................     93

 Schedule III -- Consolidated Supplementary Insurance Information................................     98

 Schedule IV -- Consolidated Reinsurance.........................................................    100

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholders and the Board of Directors of Brighthouse Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company and subsidiaries (the "Company") as of December 31, 2017 and 2016, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2017, and the related notes and the schedules listed in the Index to the Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures to respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 21, 2018

We have served as the Company's auditor since 2005.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                                                   2017           2016
                                                                                             ------------  -------------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $58,599 and $57,289, respectively).........................................................  $    63,333   $     59,899
Equity securities available-for-sale, at estimated fair value (cost: $212 and $280,
 respectively)..............................................................................          232            300
Mortgage loans (net of valuation allowances of $46 and $40, respectively; includes $115 and
 $136, respectively, at estimated fair value, relating to variable interest entities).......       10,640          9,290
Policy loans................................................................................        1,106          1,093
Real estate joint ventures..................................................................          433            215
Other limited partnership interests.........................................................        1,667          1,639
Short-term investments, principally at estimated fair value (includes $0 and $344,
 respectively, relating to variable interest entities)......................................          269          1,272
Other invested assets, principally at estimated fair value..................................        2,448          5,029
                                                                                             ------------  -------------
    Total investments.......................................................................       80,128         78,737
Cash and cash equivalents, principally at estimated fair value (includes $0 and $3,078,
 respectively, relating to variable interest entities)......................................        1,363          5,057
Accrued investment income (includes $1 and $1, respectively, relating to variable interest
 entities)..................................................................................          575            668
Premiums, reinsurance and other receivables.................................................       12,918         13,853
Deferred policy acquisition costs and value of business acquired............................        5,623          6,339
Current income tax recoverable..............................................................          735            736
Other assets................................................................................          547            689
Separate account assets.....................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total assets............................................................................  $   212,045   $    211,425
                                                                                             ============  =============
Liabilities and Equity
Liabilities
Future policy benefits......................................................................  $    35,715   $     32,752
Policyholder account balances...............................................................       37,069         36,579
Other policy-related balances...............................................................        2,720          2,712
Payables for collateral under securities loaned and other transactions......................        4,158          7,371
Long-term debt (includes $11 and $23, respectively, at estimated fair value, relating to
 variable interest entities)................................................................           46          1,904
Deferred income tax liability...............................................................          894          2,451
Other liabilities (includes $0 and $1, respectively, relating to variable interest entities)        4,419          5,445
Separate account liabilities................................................................      110,156        105,346
                                                                                             ------------  -------------
    Total liabilities.......................................................................      195,177        194,560
                                                                                             ------------  -------------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and
 outstanding................................................................................           75             75
Additional paid-in capital..................................................................       19,073         18,461
Retained earnings (deficit).................................................................       (4,132)        (2,919)
Accumulated other comprehensive income (loss)...............................................        1,837          1,248
                                                                                             ------------  -------------
    Total Brighthouse Life Insurance Company's stockholder's equity.........................       16,853         16,865
Noncontrolling interests....................................................................           15             --
                                                                                             ------------  -------------
    Total equity............................................................................       16,868         16,865
                                                                                             ------------  -------------
    Total liabilities and equity............................................................  $   212,045   $    211,425
                                                                                             ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017        2016         2015
                                                                                       ---------  -----------  -----------
Revenues
Premiums..............................................................................  $    828   $    1,180   $    1,637
Universal life and investment-type product policy fees................................     3,156        3,097        3,293
Net investment income.................................................................     2,973        3,111        3,001
Other revenues........................................................................       336          709          433
Net investment gains (losses):
  Other-than-temporary impairments on fixed maturity securities.......................        (1)         (19)         (23)
  Other-than-temporary impairments on fixed maturity securities transferred to other
   comprehensive income (loss)........................................................        --           (3)          (8)
  Other net investment gains (losses).................................................       (26)         (45)          36
                                                                                       ---------  -----------  -----------
    Total net investment gains (losses)...............................................       (27)         (67)           5
  Net derivative gains (losses).......................................................    (1,468)      (5,770)        (497)
                                                                                       ---------  -----------  -----------
     Total revenues...................................................................     5,798        2,260        7,872
                                                                                       ---------  -----------  -----------
Expenses
Policyholder benefits and claims......................................................     3,594        3,738        3,087
Interest credited to policyholder account balances....................................     1,076        1,131        1,224
Amortization of deferred policy acquisition costs and value of business acquired......       916         (225)         673
Other expenses........................................................................     1,833        2,081        1,723
                                                                                       ---------  -----------  -----------
     Total expenses...................................................................     7,419        6,725        6,707
                                                                                       ---------  -----------  -----------
Income (loss) before provision for income tax.........................................    (1,621)      (4,465)       1,165
Provision for income tax expense (benefit)............................................      (738)      (1,690)         247
                                                                                       ---------  -----------  -----------
Net income (loss).....................................................................  $   (883)  $   (2,775)  $      918
                                                                                       =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                          2017           2016           2015
                                                                                      -----------    -----------    -----------
Net income (loss)....................................................................  $     (883)    $   (2,775)    $      918
Other comprehensive income (loss):
 Unrealized investment gains (losses), net of related offsets........................         590           (535)        (1,681)
 Unrealized gains (losses) on derivatives............................................        (166)            27             89
 Foreign currency translation adjustments............................................           9             (3)           (29)
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), before income tax.................................         433           (511)        (1,621)
Income tax (expense) benefit related to items of other comprehensive income (loss)...         156            165            593
                                                                                      -----------    -----------    -----------
Other comprehensive income (loss), net of income tax.................................         589           (346)        (1,028)
                                                                                      -----------    -----------    -----------
Comprehensive income (loss)..........................................................  $     (294)    $   (3,121)    $     (110)
                                                                                      ===========    ===========    ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                            Brighthouse
                                                                            Accumulated    Life Insurance
                                                Additional    Retained         Other         Company's
                                     Common      Paid-in      Earnings     Comprehensive   Stockholder's  Noncontrolling
                                     Stock       Capital      (Deficit)    Income (Loss)       Equity       Interests
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2014.......  $     75  $     16,698   $    (301)    $     2,622      $    19,094    $       --
Capital contributions from
 MetLife, Inc......................                     202          --                              202
Dividends paid to MetLife, Inc.....                      --        (500)                            (500)
Returns of capital.................                     (50)                                         (50)
Net income (loss)..................                                 918              --              918
Other comprehensive income (loss),
 net of income tax.................                                              (1,028)          (1,028)
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2015.......        75        16,850         117           1,594           18,636            --
Capital contributions from
 MetLife, Inc......................                   1,637                                        1,637
Dividends paid to MetLife, Inc.....                                (261)                            (261)
Returns of capital.................                     (26)                                         (26)
Net income (loss)..................                              (2,775)                          (2,775)
Other comprehensive income (loss),
 net of income tax.................                                                (346)            (346)
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2016.......        75        18,461      (2,919)          1,248           16,865            --
Sale of operating joint venture
 interest to a former affiliate....                     202                                          202
Returns of capital (Note 3)........                  (2,737)                                      (2,737)
Capital contributions..............                   3,147                                        3,147
Change in equity of noncontrolling
 interests.........................                                                                   --            15
Net income (loss)..................                                (883)                            (883)
Effect of change in accounting
 principle (Note 1)................                                (330)            330               --
Other comprehensive income (loss),
 net of income tax.................                                                 259              259
                                    --------- -------------  ----------    -------------   -------------- --------------
Balance at December 31, 2017.......  $     75  $     19,073   $  (4,132)    $     1,837      $    16,853    $       15
                                    ========= =============  ==========    =============   ============== ==============



                                      Total
                                      Equity
                                    ---------
Balance at December 31, 2014.......  $ 19,094
Capital contributions from
 MetLife, Inc......................       202
Dividends paid to MetLife, Inc.....      (500)
Returns of capital.................       (50)
Net income (loss)..................       918
Other comprehensive income (loss),
 net of income tax.................    (1,028)
                                    ---------
Balance at December 31, 2015.......    18,636
Capital contributions from
 MetLife, Inc......................     1,637
Dividends paid to MetLife, Inc.....      (261)
Returns of capital.................       (26)
Net income (loss)..................    (2,775)
Other comprehensive income (loss),
 net of income tax.................      (346)
                                    ---------
Balance at December 31, 2016.......    16,865
Sale of operating joint venture
 interest to a former affiliate....       202
Returns of capital (Note 3)........    (2,737)
Capital contributions..............     3,147
Change in equity of noncontrolling
 interests.........................        15
Net income (loss)..................      (883)
Effect of change in accounting
 principle (Note 1)................        --
Other comprehensive income (loss),
 net of income tax.................       259
                                    ---------
Balance at December 31, 2017.......  $ 16,868
                                    =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                   2017         2016         2015
                                                             -----------  -----------  -----------
Cash flows from operating activities
Net income (loss)...........................................  $     (883)  $   (2,775)  $      918
Adjustments to reconcile net income (loss) to net cash
 provided by (used in) operating activities:
 Depreciation and amortization expenses.....................          25           56           25
 Amortization of premiums and accretion of discounts
   associated with investments, net.........................        (271)        (231)        (233)
 (Gains) losses on investments, net.........................          27           67           (5)
 (Gains) losses on derivatives, net.........................       3,084        6,998        1,321
 (Income) loss from equity method investments, net of
   dividends and distributions..............................         (50)          26          110
 Interest credited to policyholder account balances.........       1,076        1,131        1,224
 Universal life and investment-type product policy fees.....      (3,156)      (3,097)      (3,293)
 Goodwill impairment........................................          --          381           --
 Change in accrued investment income........................         (80)         (35)          10
 Change in premiums, reinsurance and other receivables......          55           45         (403)
 Change in deferred policy acquisition costs and value of
   business acquired, net...................................         660         (555)         273
 Change in income tax.......................................          --       (1,830)         724
 Change in other assets.....................................       2,176        2,152        2,231
 Change in future policy benefits and other policy-related
   balances.................................................       1,522        2,404        2,283
 Change in other liabilities................................        (314)        (590)        (206)
 Other, net.................................................          75          (16)          13
                                                             -----------  -----------  -----------
Net cash provided by (used in) operating activities.........       3,946        4,131        4,992
                                                             -----------  -----------  -----------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................      16,409       45,460       38,341
 Equity securities..........................................          97          224          308
 Mortgage loans.............................................         761        1,560        1,083
 Real estate and real estate joint ventures.................          77          446          512
 Other limited partnership interests........................         262          417          425
Purchases of:
 Fixed maturity securities..................................     (17,811)     (39,097)     (43,502)
 Equity securities..........................................          (2)         (58)        (273)
 Mortgage loans.............................................      (2,044)      (2,847)      (2,560)
 Real estate and real estate joint ventures.................        (268)         (75)        (109)
 Other limited partnership interests........................        (263)        (203)        (233)
Cash received in connection with freestanding derivatives...       1,859          707          224
Cash paid in connection with freestanding derivatives.......      (3,829)      (2,764)        (869)
Cash received under repurchase agreements...................          --           --          199
Cash paid under repurchase agreements.......................          --           --         (199)
Cash received under reverse repurchase agreements...........          --           --          199
Cash paid under reverse repurchase agreements...............          --           --         (199)
Sale of operating joint venture interest to a former
 affiliate..................................................          42           --           --
Sale of loans to a former affiliate.........................          --           --           26
Receipts on loans to a former affiliate.....................          --           50           --
Net change in policy loans..................................         (14)         109          (72)
Net change in short-term investments........................       1,057          596         (343)
Net change in other invested assets.........................         (16)           7          (55)
                                                             -----------  -----------  -----------
Net cash provided by (used in) investing activities.........  $   (3,683)  $    4,532   $   (7,097)
                                                             -----------  -----------  -----------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                        2017         2016          2015
                                                                  -----------  ------------  ------------
Cash flows from financing activities
Policyholder account balances:
 Deposits........................................................  $    4,381   $    10,040   $    20,269
 Withdrawals.....................................................      (3,114)      (12,292)      (21,078)
Net change in payables for collateral under securities loaned
 and other transactions..........................................      (3,139)       (3,251)        3,121
Long-term debt issued............................................          --            --           175
Long-term debt repaid............................................         (13)          (26)         (235)
Returns of capital (Note 3)......................................      (3,425)           --            --
Capital contributions............................................       1,300         1,688           406
Capital contribution associated with the sale of operating joint
 venture interest to a former affiliate..........................         202            --            --
Dividends paid to MetLife, Inc...................................          --          (261)         (500)
Financing element on certain derivative instruments and other
 derivative related transactions, net............................        (149)       (1,011)          (97)
                                                                  -----------  ------------  ------------
Net cash provided by (used in) financing activities..............      (3,957)       (5,113)        2,061
                                                                  -----------  ------------  ------------
Effect of change in foreign currency exchange rates on cash and
 cash equivalents balances.......................................          --            --            (2)
                                                                  -----------  ------------  ------------
Change in cash and cash equivalents..............................      (3,694)        3,550           (46)
Cash and cash equivalents, beginning of year.....................       5,057         1,507         1,553
                                                                  -----------  ------------  ------------
Cash and cash equivalents, end of year...........................  $    1,363   $     5,057   $     1,507
                                                                  ===========  ============  ============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest........................................................  $       81   $       130   $       137
                                                                  ===========  ============  ============
 Income tax......................................................  $     (684)  $       150   $      (463)
                                                                  ===========  ============  ============
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates....  $       --   $     4,030   $        --
                                                                  ===========  ============  ============
 Transfer of mortgage loans from former affiliates...............  $       --   $       662   $        --
                                                                  ===========  ============  ============
 Transfer of short-term investments from former affiliates.......  $       --   $        94   $        --
                                                                  ===========  ============  ============
 Transfer of fixed maturity securities to former affiliates......  $      293   $       346   $        --
                                                                  ===========  ============  ============
 Reduction of other invested assets in connection with
   affiliated reinsurance transactions...........................  $       --   $       676   $        --
                                                                  ===========  ============  ============
 Reduction of policyholder account balances in connection with
   reinsurance transactions......................................  $      293   $        --   $        --
                                                                  ===========  ============  ============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC, which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company reports results through three segments:
Annuities, Life and Run-off. In addition, the Company reports certain of its results in Corporate & Other.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that the separated business would be rebranded as "Brighthouse Financial." Effective March 6, 2017, and in connection with the Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   On October 5, 2016, Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"), which until the completion of the Separation on August 4, 2017, was a wholly-owned subsidiary of MetLife, Inc., filed a registration statement on Form 10 (as amended, the "Form 10") with the U.S. Securities and Exchange Commission ("SEC") that was declared effective by the SEC on July 6, 2017. The Form 10 disclosed MetLife, Inc.'s plans to undertake several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") and include Brighthouse Life Insurance Company and certain affiliates in the planned separated business and distribute at least 80.1% of the shares of Brighthouse Financial, Inc.'s common stock on a pro rata basis to the holders of MetLife, Inc. common stock. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company (the "Contribution Transactions"). The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings, LLC to Brighthouse Financial, Inc., resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 96,776,670 of the 119,773,106 shares of the common stock of Brighthouse Financial, Inc., representing 80.8% of MetLife Inc.'s interest in Brighthouse Financial, Inc., to holders of MetLife, Inc. common stock.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    The Company uses the equity method of accounting for equity securities when it has significant influence or at least 20% interest and for real estate joint ventures and other limited partnership interests ("investee") when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. The Company uses the cost method of accounting for investments in which it has virtually no influence over the investee's operations.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             4
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   5
-----------------------------------------------------------------------------------------
Reinsurance                                                                           6
-----------------------------------------------------------------------------------------
Investments                                                                           7
-----------------------------------------------------------------------------------------
Derivatives                                                                           8
-----------------------------------------------------------------------------------------
Fair Value                                                                            9
-----------------------------------------------------------------------------------------
Income Tax                                                                            13
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              14
-----------------------------------------------------------------------------------------

 Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term and whole-life insurance and immediate annuities), assumptions are determined at issuance of the policy and remain "locked-in" unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal life insurance with secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and fixed and variable deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      See "-- Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, fixed and variable deferred annuity contracts and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed; and

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed;

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

    DAC and VOBA on traditional long-duration insurance contracts is amortized based on actual and expected future gross premiums while DAC and VOBA on fixed and variable universal life insurance and deferred annuities is amortized based on estimated gross profits. The recoverability of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    See Note 5 for additional information on DAC and VOBA amortization.

    The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. If reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain previously assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and previously assumed from a former affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 4 for additional details of guarantees accounted for as insurance liabilities.

    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value. See Note 9.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item. The Company also designates derivatives as a hedge of the estimated fair value of a recognized asset or liabilities (fair value hedge). When a derivative is designated as fair value hedge and is determined to be highly effective, changes in fair value are recorded in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB.

      See "-- Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Fair Value

    Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

    In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

 Separate Accounts

    Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

    Separate accounts that do not pass all investment performance to the contract holder, including those underlying the index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

 Income Tax

    Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial, Inc. and its subsidiaries in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

    Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

    The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

    The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

    The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

    The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

    On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, reduced interest expense deductibility, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act are effective as of January 1, 2018.

    The reduction in the corporate rate required a one-time remeasurement of certain deferred tax items as of December 31, 2017. For the estimated impact of the Tax Act on the financial statements, including the estimated impact resulting from the remeasurement of deferred tax assets and liabilities. See
 Note 13 for more information. Actual results may materially differ from the Company's current estimate due to, among other things, further guidance that may be issued by U.S. tax authorities or regulatory bodies and/or changes in interpretations and assumptions preliminarily made. The Company will continue to analyze the Tax Act to finalize its financial statement impact.

    In December 2017, the SEC issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. SAB 118 acknowledges that a company may be able to complete the accounting for some provisions earlier than others. As such, it may need to apply all three scenarios in determining the accounting for the Tax Act based on information that is available. The Company has not fully completed its accounting for the tax effects of the Tax Act, and thus certain items relating to accounting for the Tax Act are provisional, including accounting for reserves. However, it has recorded the effects of the Tax Act as reasonable estimates due to the need for further analysis of the provisions within the Tax Act and collection, preparation and analysis of relevant data necessary to complete the accounting.

    The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in accumulated other comprehensive income ("AOCI"). The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted federal corporate tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Litigation Contingencies

    The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

 Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2017 did not have a material impact on its consolidated financial statements.

Standard                           Description             Effective Date     Impact on Financial Statements
------------------------------------------------------------------------------------------------------------
ASU 2018-02, Reporting    The amendments to Topic 220    January 1, 2019      The Company elected to early
Comprehensive Income      provide an option to           applied in the       adopt the ASU as of
(Topic 220):              reclassify stranded tax        period of adoption   December 31, 2017 and
Reclassification of       effects within AOCI to         (with early          reclassified $330 million
Certain Tax Effects from  retained earnings in each      adoption permitted)  from AOCI into retained
Accumulated Other         period in which the effect of                       earnings related to the
Comprehensive Income      the change in the U.S.                              impact of the Tax Act of
                          federal corporate income tax                        2017. See Notes 11 and 13.
                          rate in the Tax Act of 2017
                          (or portion thereof) is
                          recorded.
------------------------------------------------------------------------------------------------------------
ASU 2017-12,              The amendments to Topic 815    January 1, 2019      The Company does not expect a
Derivatives and Hedging   (i) refine and expand the      using the modified   material impact on its
(Topic 815): Targeted     criteria for achieving hedge   retrospective        financial statements from
Improvements to           accounting on certain hedging  method (with early   adoption of the new guidance.
Accounting for Hedging    strategies, (ii) require the   adoption permitted)
Activities                earnings effect of the
                          hedging instrument be
                          presented in the same line
                          item in which the earnings
                          effect of the hedged item is
                          reported, and (iii) eliminate
                          the requirement to separately
                          measure and report hedge
                          ineffectiveness.
------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial    The amendments to Topic        January 1, 2020      The Company is currently
Instruments - Credit      326 replace the incurred loss  using the modified   evaluating the impact of this
Losses (Topic 326):       impairment methodology for     retrospective        guidance on its consolidated
Measurement of Credit     certain financial instruments  method (with early   financial statements. The
Losses on Financial       with one that reflects         adoption permitted   Company expects the most
Instruments               expected credit losses based   beginning            significant impacts to be
                          on historical loss             January 1, 2019)     earlier recognition of
                          information, current                                impairments on mortgage loan
                          conditions, and reasonable                          investments.
                          and supportable forecasts.
                          The new guidance also
                          requires that an OTTI on a
                          debt security will be
                          recognized as an allowance
                          going forward, such that
                          improvements in expected
                          future cash flows after an
                          impairment will no longer be
                          reflected as a prospective
                          yield adjustment through net
                          investment income, but rather
                          a reversal of the previous
                          impairment and recognized
                          through realized investment
                          gains and losses.
------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial    The new guidance changes the   January 1, 2018      Effective January 1, 2018 the
Instruments - Overall:    current accounting guidance    using the modified   Company will carry
Recognition and           related to (i) the             retrospective        available-for-sale equity
Measurement of            classification and             method               securities and partnerships
Financial Assets and      measurement of certain equity                       and joint ventures accounted
Financial Liabilities     investments, (ii) the                               for under the cost method at
                          presentation of changes in                          fair value with changes in
                          the fair value of financial                         fair value recognized in net
                          liabilities measured under                          income. The Company will
                          the FVO that are due to                             reclassify unrealized gains
                          instrument-specific credit                          related to equity securities
                          risk, and (iii) certain                             of $19 million AOCI to
                          disclosures associated with                         opening retained earnings.
                          the fair value of financial                         Additionally, the Company
                          instruments. Additionally,                          will adjust the carrying
                          there will no longer be a                           value of partnerships and
                          requirement to assess equity                        joint ventures, previously
                          securities for impairment                           accounted for under the cost
                          since such securities will be                       method, from cost to fair
                          measured at fair value                              value, resulting in a
                          through net income.                                 $9 million increase to
                                                                              retained earnings.
------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue       For those contracts that are   January 1, 2018      No impact on the Company's
from Contracts with       impacted, the guidance will    using the            financial statements.
Customers (Topic 606)     require an entity to           retrospective
                          recognize revenue upon the     method
                          transfer of promised goods or
                          services to customers in an
                          amount that reflects the
                          consideration to which the
                          entity expects to be
                          entitled, in exchange for
                          those goods or services.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. As of the effective date, the application of the amended rulebook, reduced gross derivative assets by $206 million, gross derivative liabilities by $927 million, accrued investment income by $30 million, collateral receivables recorded within premiums, reinsurance and other receivables of $765 million, and collateral payables recorded within payables for collateral under securities loaned and other transactions of $74 million.

2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

 Annuities

    The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

 Life

    The Life segment consists of insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

 Run-off

    The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

 Corporate & Other

    Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long-term care and workers compensation business reinsured through 100% quota share reinsurance agreements and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss).

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding the impact of market volatility, which could distort trends, as well as businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are the significant items excluded from total revenues in calculating adjusted earnings:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are the significant items excluded from total expenses in calculating adjusted earnings:

  . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

  . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above are calculated net of the U.S statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2017, 2016 and 2015 and at December 31, 2017 and 2016. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviewed its approach periodically to ensure that it remained consistent with emerging industry practice standards.

   Beginning in 2018, the Company will allocate equity to the segments based on its new statutory capital oriented internal capital allocation model, which considers capital requirements and aligns with emerging standards and consistent risk principles.

   In 2017 and prior years, segment net investment income was credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss). Going forward, investment portfolios will be funded to support both liabilities and allocated surplus of each segment, requiring no allocated equity adjustments to net investment income. The impact to segment results is not expected to be material. Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and
(iii) cost estimates included in the Company's product pricing.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2017               Annuities     Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,230  $      (68)    $     (466)    $     (114)    $        582
Provision for income tax expense
 (benefit)..............................         323         (30)          (172)           338              459
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $      907  $      (38)    $     (294)    $     (452)             123
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (27)
Net derivative gains (losses)....................................................................        (1,468)
Other adjustments to net income..................................................................          (708)
Provision for income tax (expense) benefit.......................................................         1,197
                                                                                                  -------------
Net income (loss)................................................................................  $       (883)
                                                                                                  =============

Interest revenue........................  $    1,263  $      300     $    1,399     $      142
Interest expense........................  $       --  $       (4)    $       23     $       39

                                                                                    Corporate
Balance at December 31, 2017              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  149,920  $   13,044     $   36,719     $   12,362     $    212,045
Separate account assets.................  $  105,140  $    1,915     $    3,101     $       --     $    110,156
Separate account liabilities............  $  105,140  $    1,915     $    3,101     $       --     $    110,156

                                                                 Operating Results
                                         ----------------------------------------------------------------
                                                                                    Corporate
Year Ended December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Pre-tax adjusted earnings...............  $    1,494  $        6     $     (249)    $       23     $      1,274
Provision for income tax expense
 (benefit)..............................         441          --            (90)           (10)             341
                                         ----------- -----------    -----------    -----------    -------------
 Adjusted earnings......................  $    1,053  $        6     $     (159)    $       33              933
                                         =========== ===========    ===========    ===========    =============
Adjustments for:
Net investment gains (losses)....................................................................           (67)
Net derivative gains (losses)....................................................................        (5,770)
Other adjustments to net income..................................................................            98
Provision for income tax (expense) benefit.......................................................         2,031
                                                                                                  -------------
Net income (loss)................................................................................  $     (2,775)
                                                                                                  =============

Interest revenue........................  $    1,446  $      351     $    1,411     $      197
Interest expense........................  $       --  $       --     $       60     $       67

                                                                                    Corporate
Balance at December 31, 2016              Annuities      Life         Run-off        & Other          Total
---------------------------------------  ----------- -----------    -----------    -----------    -------------
                                                                   (In millions)
Total assets............................  $  146,224  $   12,296     $   40,575     $   12,330     $    211,425
Separate account assets.................  $  100,209  $    1,671     $    3,466     $       --     $    105,346
Separate account liabilities............  $  100,209  $    1,671     $    3,466     $       --     $    105,346

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)

                                                             Operating Results
                                         --------------------------------------------------------
                                                                            Corporate
Year Ended December 31, 2015               Annuities      Life    Run-off  & Other          Total
---------------------------------------  ----------- ---------  --------- -----------  -----------
                                                               (In millions)
Pre-tax adjusted earnings...............  $    1,339  $    (56)   $  713   $    (77)    $    1,919
Provision for income tax expense
 (benefit)..............................         329       (21)      247        (43)           512
                                         ----------- ---------  --------- -----------  -----------
 Adjusted earnings......................  $    1,010  $    (35)   $  466   $    (34)         1,407
                                         =========== =========  ========= ===========  ===========
Adjustments for:
Net investment gains (losses).........................................................           5
Net derivative gains (losses).........................................................        (497)
Other adjustments to net income.......................................................        (262)
Provision for income tax (expense) benefit............................................         265
                                                                                       -----------
Net income (loss).....................................................................  $      918
                                                                                       ===========

Interest revenue........................  $    1,266  $    313    $1,551         $97
Interest expense........................  $       --  $     --    $   60         $69

   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                         -------------------------------------
                                               2017         2016         2015
                                         -----------  -----------  -----------
                                                     (In millions)
Annuities...............................  $    3,721   $    4,423   $    4,665
Life....................................       1,036        1,036          881
Run-off.................................       2,148        2,313        2,366
Corporate & Other.......................         250          338          398
Adjustments.............................      (1,357)      (5,850)        (438)
                                         -----------  -----------  -----------
 Total..................................  $    5,798   $    2,260   $    7,872
                                         ===========  ===========  ===========

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:


                                                Years Ended December 31,
                                           -----------------------------------
                                                2017        2016        2015
                                           ----------- ----------- -----------
                                                      (In millions)
  Annuity products........................  $    2,729  $    3,411  $    3,701
  Life insurance products.................       1,587       1,552       1,529
  Other products..........................           4          23         133
                                           ----------- ----------- -----------
   Total..................................  $    4,320  $    4,986  $    5,363
                                           =========== =========== ===========

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

  . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

  . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

  . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                      December 31,
                                                -------------------------
                                                    2017         2016
                                                ------------ ------------
                                                      (In millions)
       Annuities...............................  $    34,143  $    32,793
       Life....................................        7,057        6,932
       Run-off.................................       26,770       24,887
       Corporate & Other.......................        7,534        7,431
                                                ------------ ------------
        Total..................................  $    75,504  $    72,043
                                                ============ ============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Future policy benefits are measured as follows:

Product Type:                    Measurement Assumptions:
---------------------------------------------------------------------------------------------------------------------------
Participating life insurance     Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                 (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                 (ii) the liability for terminal dividends.
---------------------------------------------------------------------------------------------------------------------------
Nonparticipating life insurance  Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
---------------------------------------------------------------------------------------------------------------------------
Individual and group             Present value of expected future payments. Interest rate assumptions used in establishing
fixed annuities after            such liabilities range from 2% to 8%.
annuitization
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    The net level premium method and assumptions as to future morbidity, withdrawals and
insurance active life reserves   interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
---------------------------------------------------------------------------------------------------------------------------
Long-term care and disability    Present value of benefits method and experience assumptions as to claim terminations,
insurance claim reserves         expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% of the Company's life insurance in-force at both December 31, 2017 and 2016. Participating policies represented 38%, 42% and 39% of gross traditional life insurance premiums for the years ended December 31, 2017, 2016 and 2015, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 7%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
8. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
------------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the appropriate underlying equity index, such as the S&P 500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
------------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contract holder.
------------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

   The Company also issues universal and variable life contracts where the Company contractually guarantees to the contract holder a secondary guarantee.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                      Universal and
                                                         Variable
                                    Annuity Contracts Life Contracts
                                    ----------------  --------------
                                                        Secondary
                                     GMDBs    GMIBs     Guarantees     Total
                                    ------   ------   --------------  ------
                                                 (In millions)
     Direct
     Balance at January 1, 2015.... $  619   $1,535           $2,374  $4,528
     Incurred guaranteed benefits
      (1)..........................    248      337              413     998
     Paid guaranteed benefits......    (36)      --               --     (36)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    831    1,872            2,787   5,490
     Incurred guaranteed benefits..    335      334              753   1,422
     Paid guaranteed benefits......    (60)      --               --     (60)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,106    2,206            3,540   6,852
     Incurred guaranteed benefits..    367      344              692   1,403
     Paid guaranteed benefits......    (57)      --               --     (57)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,416   $2,550           $4,232  $8,198
                                    ======   ======   ==============  ======
     Net Ceded/(Assumed)
     Balance at January 1, 2015.... $  (21)  $  (26)          $  846  $  799
     Incurred guaranteed benefits
      (1)..........................     20       (2)             161     179
     Paid guaranteed benefits......    (33)      --               --     (33)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    (34)     (28)           1,007     945
     Incurred guaranteed benefits..     44        9               98     151
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..    (45)     (19)           1,105   1,041
     Incurred guaranteed benefits..     94      (28)            (159)    (93)
     Paid guaranteed benefits......    (55)      --               --     (55)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $   (6)  $  (47)          $  946  $  893
                                    ======   ======   ==============  ======
     Net
     Balance at January 1, 2015.... $  640   $1,561           $1,528  $3,729
     Incurred guaranteed benefits
      (1)..........................    228      339              252     819
     Paid guaranteed benefits......     (3)      --               --      (3)
                                    ------   ------   --------------  ------
     Balance at December 31, 2015..    865    1,900            1,780   4,545
     Incurred guaranteed benefits..    291      325              655   1,271
     Paid guaranteed benefits......     (5)      --               --      (5)
                                    ------   ------   --------------  ------
     Balance at December 31, 2016..  1,151    2,225            2,435   5,811
     Incurred guaranteed benefits..    273      372              851   1,496
     Paid guaranteed benefits......     (2)      --               --      (2)
                                    ------   ------   --------------  ------
     Balance at December 31, 2017.. $1,422   $2,597           $3,286  $7,305
                                    ======   ======   ==============  ======

--------

(1) See Note 6.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                           December 31,
                               ----------------------------------------------------------------
                                              2017                              2016
                               ------------------------------     -----------------------------
                                    In the             At              In the            At
                                 Event of Death    Annuitization    Event of Death  Annuitization
                               ----------------  ---------------  ----------------  -------------
                                                      (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).......     $ 105,061        $  59,691         $ 106,590       $  61,340
Separate account value........     $ 100,043        $  58,511         $ 101,991       $  60,016
Net amount at risk............     $   5,200 (4)    $   2,330 (5)     $   6,763 (4)   $   3,116 (5)
Average attained age of
 contract holders.............      68 years         68 years          67 years        67 years

                                                      December 31,
                                                  ---------------------
                                                     2017       2016
                                                  ---------- ----------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
         Universal Life Contracts
         Total account value (3).................  $   6,244  $   6,216
         Net amount at risk (6)..................  $  75,304  $  76,216
         Average attained age of policyholders...   64 years   63 years

         Variable Life Contracts
         Total account value (3).................  $   1,021  $     960
         Net amount at risk (6)..................  $  13,848  $  14,757
         Average attained age of policyholders...   44 years   43 years

--------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                        -----------------
                                          2017     2016
                                        -------- --------
                                          (In millions)
                       Fund Groupings:
                         Balanced...... $ 54,729 $ 52,170
                         Equity........   43,685   41,152
                         Bond..........    6,082    6,086
                         Money Market..      605      703
                                        -------- --------
                           Total....... $105,101 $100,111
                                        ======== ========

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2017, 2016 and 2015, the Company issued $0, $1.4 billion and $13.0 billion, respectively, and repaid
$6 million, $3.4 billion and $14.4 billion, respectively, of such funding agreements. At December 31, 2017 and 2016, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $141 million and $127 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2017 and 2016 were $71 million and $75 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Information related to FHLB funding agreements was as follows at:

                                          December 31,
                                          -------------
                                          2017   2016
                                          -----  -----
                                          (In millions)
                          Liabilities....  $595   $645

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Traditional Life Insurance Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also annually reviews other long-term assumptions underlying the projections of estimated gross profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                        Years Ended December 31,
                                                        -----------------------
                                                         2017     2016    2015
                                                        ------  -------  ------
                                                             (In millions)
DAC:
Balance at January 1,.................................. $5,667  $ 5,066  $5,097
Capitalizations........................................    256      330     399
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................    127    1,371     163
 Other expenses........................................   (958)  (1,076)   (690)
                                                        ------  -------  ------
   Total amortization..................................   (831)     295    (527)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................    (77)     (24)     97
                                                        ------  -------  ------
Balance at December 31,................................  5,015    5,667   5,066
                                                        ------  -------  ------
VOBA:
Balance at January 1,..................................    672      711     763
Amortization related to:
 Net investment gains (losses) and net derivative
   gains (losses)......................................     (9)       2     (19)
 Other expenses........................................    (76)     (72)   (127)
                                                        ------  -------  ------
   Total amortization..................................    (85)     (70)   (146)
                                                        ------  -------  ------
Unrealized investment gains (losses)...................     21       31      94
                                                        ------  -------  ------
Balance at December 31,................................    608      672     711
                                                        ------  -------  ------
Total DAC and VOBA:
Balance at December 31,................................ $5,623  $ 6,339  $5,777
                                                        ======  =======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                 December 31,
                                                 -------------
                                                  2017   2016
                                                 ------ ------
                                                 (In millions)
                  Annuities..................... $4,819 $4,820
                  Life..........................    671    787
                  Run-off.......................      5    584
                  Corporate & Other.............    128    148
                                                 ------ ------
                   Total........................ $5,623 $6,339
                                                 ====== ======

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                       Years Ended December 31,
                                                       -----------------------
                                                        2017     2016    2015
                                                       -----    -----   -----
                                                          (In millions)
    DSI:
    Balance at January 1,.............................  $432     $515    $566
    Capitalization....................................     2        3       3
    Amortization......................................   (12)     (83)    (72)
    Unrealized investment gains (losses)..............   (11)      (3)     18
                                                       -----    -----   -----
    Balance at December 31,...........................  $411     $432    $515
                                                       =====    =====   =====
    VODA:
    Balance at January 1,.............................  $120     $136    $155
    Amortization......................................   (15)     (16)    (19)
                                                       -----    -----   -----
    Balance at December 31,...........................  $105     $120    $136
                                                       =====    =====   =====
    Accumulated amortization..........................  $155     $140    $124
                                                       =====    =====   =====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                           VOBA   VODA
                                           ----   ----
                                           (In millions)
                           2018...........  $98    $14
                           2019...........  $84    $13
                           2020...........  $62    $12
                           2021...........  $53    $10
                           2022...........  $46    $ 9

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliates and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2017, the Company had $6.5 billion of reinsurance recoverables associated with our reinsured long-term care business. The reinsurer has established trust accounts for our benefit to secure their obligations under the reinsurance agreements.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2017 and 2016, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $2.6 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2017 and 2016, respectively.

   At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2016, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.8 billion, or 86%, were with the Company's five largest ceded reinsurers, including $1.5 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                    Years Ended December 31,
                                                                  ----------------------------
                                                                    2017      2016      2015
                                                                  --------  --------  --------
                                                                          (In millions)
Premiums
Direct premiums..................................................  $ 1,731   $ 2,226   $ 2,404
Reinsurance assumed..............................................       13        81       296
Reinsurance ceded................................................     (916)   (1,127)   (1,063)
                                                                  --------  --------  --------
 Net premiums....................................................  $   828   $ 1,180   $ 1,637
                                                                  ========  ========  ========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees....  $ 3,653   $ 3,582   $ 3,722
Reinsurance assumed..............................................      103       126       139
Reinsurance ceded................................................     (600)     (611)     (568)
                                                                  --------  --------  --------
 Net universal life and investment-type product policy fees......  $ 3,156   $ 3,097   $ 3,293
                                                                  ========  ========  ========
Other revenues
Direct other revenues............................................  $   260   $   271   $   271
Reinsurance assumed..............................................       29        89         2
Reinsurance ceded................................................       47       349       160
                                                                  --------  --------  --------
 Net other revenues..............................................  $   336   $   709   $   433
                                                                  ========  ========  ========
Policyholder benefits and claims
Direct policyholder benefits and claims..........................  $ 5,080   $ 6,101   $ 4,944
Reinsurance assumed..............................................       89       127       302
Reinsurance ceded................................................   (1,575)   (2,490)   (2,159)
                                                                  --------  --------  --------
 Net policyholder benefits and claims............................  $ 3,594   $ 3,738   $ 3,087
                                                                  ========  ========  ========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                  December 31,
                                 -------------------------------------------------------------------------------
                                                   2017                                    2016
                                 ---------------------------------------- --------------------------------------
                                                                  Total                                  Total
                                                                  Balance                                Balance
                                   Direct    Assumed     Ceded    Sheet     Direct   Assumed    Ceded    Sheet
                                 --------- ---------  --------- --------- --------- -------- --------- ---------
                                                                  (In millions)
Assets
Premiums, reinsurance and other
 receivables....................  $    367  $     43   $ 12,508  $ 12,918  $  1,161  $    23  $ 12,669  $ 13,853
Liabilities
Policyholder account balances...  $ 36,359  $    710   $     --  $ 37,069  $ 35,838  $   741  $     --  $ 36,579
Other policy-related balances...     1,037     1,683         --     2,720     1,035    1,677        --     2,712
Other liabilities...............     3,724        (6)       701     4,419     4,525       13       907     5,445

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $1.4 billion and $1.5 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on reinsurance were $198 million and $1 million at December 31, 2017 and 2016, respectively.

 Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, General American Life Insurance Company, MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), Delaware American Life Insurance Company and American Life Insurance Company, all of which were related parties at December 31, 2017.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                          Years Ended December 31,
                                                          -----------------------
                                                           2017     2016    2015
                                                          -----    -----   -----
                                                             (In millions)
  Premiums
  Reinsurance assumed.................................... $  13    $  35   $ 227
  Reinsurance ceded......................................  (537)    (766)   (687)
                                                          -----    -----   -----
   Net premiums.......................................... $(524)   $(731)  $(460)
                                                          =====    =====   =====
  Universal life and investment-type product policy fees
  Reinsurance assumed.................................... $ 103    $ 126   $ 139
  Reinsurance ceded......................................   (14)     (60)    (58)
                                                          -----    -----   -----
   Net universal life and investment-type product policy
     fees................................................ $  89    $  66   $  81
                                                          =====    =====   =====
  Other revenues
  Reinsurance assumed.................................... $  29    $  59   $   2
  Reinsurance ceded......................................    44      348     160
                                                          -----    -----   -----
   Net other revenues.................................... $  73    $ 407   $ 162
                                                          =====    =====   =====
  Policyholder benefits and claims
  Reinsurance assumed.................................... $  87    $  90   $ 252
  Reinsurance ceded......................................  (420)    (737)   (656)
                                                          -----    -----   -----
   Net policyholder benefits and claims.................. $(333)   $(647)  $(404)
                                                          =====    =====   =====

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                      December 31,
                                             ------------------------------
                                                  2017            2016
                                             --------------- --------------
                                             Assumed  Ceded  Assumed Ceded
                                             -------  ------ ------- ------
                                                     (In millions)
    Assets
    Premiums, reinsurance and other
     receivables............................  $   34  $3,254  $   23 $3,382
    Liabilities
    Policyholder account balances...........  $  436  $   --  $  741 $   --
    Other policy-related balances...........  $1,683  $   --  $1,677 $   --
    Other liabilities.......................  $   (8) $  401  $   11 $  578

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumed risks from NELICO and MLIC related to guaranteed minimum benefits written directly by the cedents. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $436 million and $741 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were $177 million, ($21) million and ($47) million for the years ended December 31, 2017, 2016 and 2015, respectively. In January 2017, MLIC recaptured these risks being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession are included within premiums, reinsurance and other receivables and were $2 million and $171 million at December 31, 2017 and 2016, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($126) million, $46 million, and $54 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   In May 2017, the Company and BHNY recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of reinsurance termination.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.5 billion and $2.6 billion of unsecured related party reinsurance recoverable balances at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $1.3 billion and $1.4 billion at December 31, 2017 and 2016, respectively. The deposit liabilities on related party reinsurance were $198 million and $0 at December 31, 2017 and 2016, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity and Equity Securities AFS

 Fixed Maturity and Equity Securities AFS by Sector

   The following table presents the fixed maturity and equity securities AFS by sector at:

                                    December 31, 2017                                  December 31, 2016
                     ------------------------------------------------ ---------------------------------------------------
                                     Gross Unrealized                                  Gross Unrealized
                                -------------------------                        ----------------------------
                      Cost or                       OTTI    Estimated  Cost or                         OTTI     Estimated
                      Amortized          Temporary Losses     Fair     Amortized            Temporary  Losses     Fair
                        Cost      Gains   Losses    (1)      Value       Cost       Gains    Losses     (1)      Value
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
                                                                (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......    $20,647  $1,822       $ 89    $--     $22,380    $20,663  $  1,287       $285     $--     $21,665
U.S. government and
 agency.............     14,185   1,844        116     --      15,913     11,872     1,281        237      --      12,916
RMBS................      7,588     283         57     (3)      7,817      7,876       203        139      --       7,940
Foreign corporate...      6,457     376         62     --       6,771      6,071       220        168      --       6,123
State and political
 subdivision........      3,573     532          6      1       4,098      3,520       376         38      --       3,858
CMBS................      3,259      48         17     (1)      3,291      3,687        40         32      (1)      3,696
ABS.................      1,779      19          2     --       1,796      2,600        11         13      --       2,598
Foreign government..      1,111     159          3     --       1,267      1,000       114         11      --       1,103
                     ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------  ----------
 Total fixed
   maturity
   securities.......    $58,599  $5,083       $352    $(3)    $63,333    $57,289  $  3,532       $923     $(1)    $59,899
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========
Equity securities
 (2)................    $   212  $   21       $  1    $--     $   232    $   280  $     29       $  9     $--     $   300
                     ========== ======= ========== ======  ========== ========== ========= ========== =======  ==========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are Structured Securities.

    The Company held non-income producing fixed maturity securities with an estimated fair value of $3 million and $5 million with unrealized gains (losses) of ($2) million and less than $1 million at December 31, 2017 and 2016, respectively.

 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2017:

                                                        Due After Five
                                         Due After One      Years                                  Total Fixed
                           Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                           Year or Less   Five Years        Years          Years      Securities   Securities
                          ------------- -------------- --------------- -------------- ----------- ------------
                                                             (In millions)
Amortized cost...........        $1,833        $10,018         $11,131        $22,991     $12,626      $58,599
Estimated fair value.....        $1,838        $10,347         $11,458        $26,786     $12,904      $63,333

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                   December 31, 2017                              December 31, 2016
                     ----------------------------------------------- -------------------------------------------------
                                            Equal to or Greater than                       Equal to or Greater than 12
                      Less than 12 Months         12 Months           Less than 12 Months          Months
                     ---------------------- ------------------------ --------------------- ---------------------------
                      Estimated    Gross     Estimated     Gross      Estimated   Gross     Estimated       Gross
                        Fair     Unrealized    Fair      Unrealized     Fair    Unrealized    Fair        Unrealized
                       Value      Losses      Value       Losses       Value      Losses     Value         Losses
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
                                                       (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......  $   1,762   $    21    $   1,413    $    68     $   4,632   $   187   $     699        $    98
U.S. government and
 agency.............      4,764        36        1,573         80         4,396       237          --             --
RMBS................      2,308        13        1,292         41         3,457       107         818             32
Foreign corporate...        636         8          559         54         1,443        64         573            104
State and political
 subdivision........        171         3          106          4           887        35          29              3
CMBS................        603         6          335         10         1,553        26         171              5
ABS.................        165        --           75          2           450         5         461              8
Foreign government..        152         2           50          1           242        10           6              1
                     ---------- ----------- ----------  -----------  ---------- ---------- ----------    -----------
 Total fixed
   maturity
   securities.......  $  10,561   $    89    $   5,403    $   260     $  17,060   $   671   $   2,757        $   251
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Equity securities...  $      17   $    --    $      10    $     1     $      57   $     2   $      40        $     7
                     ========== =========== ==========  ===========  ========== ========== ==========    ===========
Total number of
 securities in
 an unrealized loss
 position...........        914                    623                    1,711                   475
                     ==========             ==========               ==========            ==========

 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2017.

      Gross unrealized losses on fixed maturity securities decreased
   $573 million during the year ended December 31, 2017 to $349 million. The decrease in gross unrealized losses for the year ended December 31, 2017, was primarily attributable to narrowing credit spreads and decreasing longer-term interest rates.

      At December 31, 2017, $5 million of the total $349 million of gross unrealized losses were from 10 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater, of which $2 million were from investment grade fixed maturity securities.

Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                         December 31,
                                                   --------------------------------------------------------
                                                               2017                         2016
                                                   ----------------------------  --------------------------
                                                      Carrying         % of         Carrying       % of
                                                       Value           Total         Value         Total
                                                   --------------  ------------  -------------  -----------
                                                                     (Dollars in millions)
Mortgage loans:
 Commercial.......................................  $       7,233          67.9%  $      6,497         69.9%
 Agricultural.....................................          2,200          20.7          1,830         19.7
 Residential......................................          1,138          10.7            867          9.3
                                                   --------------  ------------  -------------  -----------
   Subtotal (1)...................................         10,571          99.3          9,194         98.9
 Valuation allowances (2).........................            (46)         (0.4)           (40)        (0.4)
                                                   --------------  ------------  -------------  -----------
   Subtotal mortgage loans, net...................         10,525          98.9          9,154         98.5
 Commercial mortgage loans held by CSEs -- FVO....            115           1.1            136          1.5
                                                   --------------  ------------  -------------  -----------
      Total mortgage loans, net...................  $      10,640         100.0%  $      9,290        100.0%
                                                   ==============  ============  =============  ===========

(1) The Company purchases unaffiliated mortgage loans under a master participation agreement from a former affiliate, simultaneously with the former affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from the former affiliate during the years ended December 31, 2017, 2016 and 2015 were $1.2 billion, $2.4 billion and
    $2.0 billion, respectively. In connection with the mortgage loan participations, the former affiliate collected mortgage loan principal and interest payments on the Company's behalf and the former affiliate remitted such payments to the Company in the amount of $945 million, $1.6 billion and $1.0 billion during the years ended December 31, 2017, 2016 and 2015, respectively.

    Purchases of mortgage loans from third parties were $420 million and $619 million for the years ended December 31, 2017 and 2016, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans. Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs--FVO is presented in Note 9. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Valuation Allowance Methodology

    Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                         Recorded Investment
                       -------------------------------------------------------
                           Debt Service Coverage Ratios                           Estimated
                       ------------------------------------              % of      Fair         % of
                          > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value        Total
                       ---------- --------------- --------- -------- ---------  ----------- ---------
                                                    (Dollars in millions)
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,167            $293      $ 33   $6,493      89.7%      $6,654      90.0%
65% to 75%............        642              --        14      656       9.1          658       8.9
76% to 80%............         42              --         9       51       0.7           50       0.7
Greater than 80%......         --               9        24       33       0.5           30       0.4
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,851            $302      $ 80   $7,233     100.0%      $7,392     100.0%
                       ========== =============== ========= ======== =========  =========== =========
December 31, 2016
Loan-to-value ratios:
Less than 65%.........     $5,718            $230      $167   $6,115      94.1%      $6,197      94.3%
65% to 75%............        291              --        19      310       4.8          303       4.6
76% to 80%............         34              --        --       34       0.5           33       0.5
Greater than 80%......         24              14        --       38       0.6           37       0.6
                       ---------- --------------- --------- -------- ---------  ----------- ---------
  Total...............     $6,067            $244      $186   $6,497     100.0%      $6,570     100.0%
                       ========== =============== ========= ======== =========  =========== =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                            ----------------------------------------------
                                     2017                    2016
                            ----------------------  ----------------------
                              Recorded     % of       Recorded     % of
                              Investment   Total      Investment   Total
                            ------------ ---------  ------------ ---------
                                         (Dollars in millions)
     Loan-to-value ratios:
     Less than 65%.........   $    2,039      92.7%   $    1,789      97.8%
     65% to 75%............          161       7.3            41       2.2
                            ------------ ---------  ------------ ---------
       Total...............   $    2,200     100.0%   $    1,830     100.0%
                            ============ =========  ============ =========

    The estimated fair value of agricultural mortgage loans was $2.2 billion and $1.9 billion at December 31, 2017 and 2016, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                     December 31,
                         --------------------------------------------------------------------
                                        2017                               2016
                         ---------------------------------  ---------------------------------
                         Recorded Investment   % of Total   Recorded Investment   % of Total
                         ------------------- -------------  ------------------- -------------
                                                 (Dollars in millions)
Performance indicators:
Performing..............  $            1,106          97.2%   $            856           98.7%
Nonperforming...........                  32           2.8                  11            1.3
                         ------------------- -------------  ------------------- -------------
Total...................  $            1,138         100.0%   $            867          100.0%
                         =================== =============  =================== =============

    The estimated fair value of residential mortgage loans was $1.2 billion and $867 million at December 31, 2017 and 2016, respectively.

 Past Due, Nonaccrual and Modified Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
 December 31, 2017 and 2016. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2017 or 2016. The recorded investment of residential mortgage loans past due and in nonaccrual status was $32 million and $11 million at December 31, 2017 and 2016, respectively. During the years ended December 31, 2017 and 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values and loans to affiliates comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships and leveraged leases.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Leveraged Leases

    Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2017       2016
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 87
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        101
Unearned income................................................       (35)       (32)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 66       $ 69
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases generally range from one to 15 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2017 and 2016, all leverage leases were performing.

    The deferred income tax liability related to leveraged leases was $43 million and $74 million at December 31, 2017 and 2016, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.0 billion and $4.7 billion at December 31, 2017 and 2016, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ---------------------------
                                                               2017      2016      2015
                                                             --------  --------  -------
                                                                    (In millions)
Fixed maturity securities...................................  $ 4,722   $ 2,600   $2,283
Fixed maturity securities with noncredit OTTI losses
 included in AOCI...........................................        2         1      (23)
                                                             --------  --------  -------
 Total fixed maturity securities............................    4,724     2,601    2,260
Equity securities...........................................       39        32       54
Derivatives.................................................      231       397      370
Short-term investments......................................       --       (42)      --
Other.......................................................       (8)       59       79
                                                             --------  --------  -------
 Subtotal...................................................    4,986     3,047    2,763
                                                             --------  --------  -------
Amounts allocated from:
Future policy benefits......................................   (2,370)     (922)    (126)
DAC and VOBA related to noncredit OTTI losses recognized in
 AOCI.......................................................       (2)       (2)      (1)
DAC, VOBA and DSI...........................................     (260)     (193)    (198)
                                                             --------  --------  -------
 Subtotal...................................................   (2,632)   (1,117)    (325)
                                                             --------  --------  -------
Deferred income tax benefit (expense) related to noncredit
 OTTI losses recognized in AOCI.............................        1        --        9
Deferred income tax benefit (expense).......................     (495)     (653)    (827)
                                                             --------  --------  -------
   Net unrealized investment gains (losses).................  $ 1,860   $ 1,277   $1,620
                                                             ========  ========  =======

    The changes in net unrealized investment gains (losses) were as follows:

                                                                                                Years Ended December 31,
                                                                                         -------------------------------------
                                                                                               2017         2016         2015
                                                                                         -----------  -----------  -----------
                                                                                                     (In millions)
Balance at January 1,...................................................................  $    1,277   $    1,620   $    2,628
Fixed maturity securities on which noncredit OTTI losses have been recognized...........           1           24           15
Unrealized investment gains (losses) during the year....................................       1,938          260       (2,303)
Unrealized investment gains (losses) relating to:
  Future policy benefits................................................................      (1,448)        (796)         487
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI......................          --           (1)           1
  DAC, VOBA and DSI.....................................................................         (67)           5          208
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in
   AOCI.................................................................................           1           (9)          (5)
  Deferred income tax benefit (expense).................................................         158          174          589
                                                                                         -----------  -----------  -----------
Balance at December 31,.................................................................  $    1,860   $    1,277   $    1,620
                                                                                         ===========  ===========  ===========
    Change in net unrealized investment gains (losses)..................................  $      583   $     (343)  $   (1,008)
                                                                                         ===========  ===========  ===========

 Concentrations of Credit Risk

    There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2017 and 2016.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Securities Lending

   Elements of the securities lending program are presented below at:

                                                                        December 31,
                                                                       ---------------
                                                                        2017    2016
                                                                       ------- -------
                                                                        (In millions)
Securities on loan: (1)
 Amortized cost.......................................................  $3,085  $5,895
 Estimated fair value.................................................  $3,748  $6,555
Cash collateral received from counterparties (2)......................  $3,791  $6,642
Security collateral received from counterparties (3)..................  $   29  $   27
Reinvestment portfolio -- estimated fair value........................  $3,823  $6,571

--------

(1) Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                             December 31, 2017                     December 31, 2016
                                                    -------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities          Remaining Tenor of Securities
                                                        Lending Agreements                     Lending Agreements
                                                    -----------------------------          -----------------------------
                                                                1 Month  1 to 6                        1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total   Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $1,626      $964   $1,201   $ 3,791    $2,129    $1,906   $1,743   $5,778
U.S. corporate.....................................        --        --       --        --        --       480       --      480
Agency RMBS........................................        --        --       --        --        --        --      274      274
Foreign corporate..................................        --        --       --        --        --        58       --       58
Foreign government.................................        --        --       --        --        --        52       --       52
                                                    ---------  --------  -------  -------- ---------  --------  -------  -------
  Total............................................    $1,626      $964   $1,201   $ 3,791    $2,129    $2,496   $2,017   $6,642
                                                    =========  ========  =======  ======== =========  ========  =======  =======

--------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2017 was $1.6 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. government and agency securities, ABS, U.S. and foreign corporate securities, and non-agency RMBS) with 59% invested in agency RMBS, U.S. government and agency securities, cash equivalents, short-term investments or held in cash at December 31, 2017. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                               December 31,
                                                                       -----------------------------
                                                                              2017           2016
                                                                       -------------- --------------
                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)..................  $       8,259  $       7,644
Invested assets held in trust (reinsurance agreements) (2)............          2,634          9,054
Invested assets pledged as collateral (3).............................          3,199          3,548
                                                                       -------------- --------------
 Total invested assets on deposit, held in trust, and pledged as
   collateral.........................................................  $      14,092  $      20,246
                                                                       ============== ==============

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $34 million of the assets on deposit balance represents restricted cash at both December 31, 2017 and 2016.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $42 million and $15 million of the assets held in trust balance represents restricted cash at December 31, 2017 and 2016, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The Company's PCI fixed maturity securities were as follows at:

                                                                          December 31,
                                                                       -------------------
                                                                            2017      2016
                                                                       --------- ---------
                                                                          (In millions)
Outstanding principal and interest balance (1)........................    $1,237    $1,458
Carrying value (2)....................................................    $1,020    $1,113

--------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                                       Years Ended December 31,
                                                                       ------------------------
                                                                            2017         2016
                                                                       ---------    ---------
                                                                          (In millions)
Contractually required payments (including interest)..................        $3         $558
Cash flows expected to be collected (1)...............................        $3         $483
Fair value of investments acquired....................................        $2         $341

--------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                                         Years Ended December 31,
                                                                       ------------------------
                                                                            2017          2016
                                                                       -----------   -----------
                                                                             (In millions)
Accretable yield, January 1,..........................................  $      419    $      400
Investments purchased.................................................           1           142
Accretion recognized in earnings......................................         (67)          (66)
Disposals.............................................................         (10)           (8)
Reclassification (to) from nonaccretable difference...................          34           (49)
                                                                       -----------   -----------
Accretable yield, December 31,........................................  $      377    $      419
                                                                       ===========   ===========

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.2 billion at December 31, 2017. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2017. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2017 and 2015. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2017, 2016 and 2015. Aggregate total assets of these entities totaled $328.9 billion and $285.1 billion at December 31, 2017 and 2016, respectively. Aggregate total liabilities of these entities totaled
$39.8 billion and $26.3 billion at December 31, 2017 and 2016, respectively. Aggregate net income (loss) of these entities totaled $36.2 billion, $21.3 billion and $13.7 billion for the years ended December 31, 2017, 2016 and 2015, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in legal entities that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at:

                                                           December 31,
                                                     -------------------------
                                                        2017         2016
                                                     ----------- -------------
                                                           (In millions)
  MRSC (collateral financing arrangement) (1).......  $       --  $      3,422
  CSEs: (2)
  Assets:
   Mortgage loans (commercial mortgage loans).......         115           136
   Accrued investment income........................           1             1
                                                     ----------- -------------
     Total assets...................................  $      116  $        137
                                                     =========== =============
  Liabilities:
   Long-term debt...................................  $       11  $         23
   Other liabilities................................          --             1
                                                     ----------- -------------
     Total liabilities..............................  $       11  $         24
                                                     =========== =============

--------
(1) In April 2017, these assets were liquidated and the proceeds were used to repay the MRSC collateral financing arrangement (see Note 3).

(2) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $86 million and $95 million at estimated fair value at December 31, 2017 and 2016, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                  December 31,
                               ---------------------------------------------------
                                         2017                      2016
                               ------------------------- -------------------------
                                              Maximum                   Maximum
                                 Carrying    Exposure      Carrying    Exposure
                                  Amount    to Loss (1)     Amount    to Loss (1)
                               ------------ ------------ ------------ ------------
                                                  (In millions)
Fixed maturity securities AFS:
 Structured Securities (2)....  $    11,136  $    11,136  $    12,809  $    12,809
 U.S. and foreign corporate...          501          501          536          536
Other limited partnership
 interests....................        1,509        2,460        1,491        2,287
Real estate joint ventures....           24           27           17           22
Other investments (3).........           47           52           60           66
                               ------------ ------------ ------------ ------------
   Total......................  $    13,217  $    14,176  $    14,913  $    15,720
                               ============ ============ ============ ============

--------

(1) The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2) For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3) Other investments are comprised of other invested assets and non-redeemable preferred stock.

    As described in Note 14, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2017, 2016 and 2015.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                        Years Ended December 31,
                                                                       --------------------------
                                                                           2017     2016     2015
                                                                       -------- -------- --------
                                                                             (In millions)
Investment income:
 Fixed maturity securities............................................   $2,347   $2,567   $2,398
 Equity securities....................................................       12       19       19
 Mortgage loans.......................................................      442      393      367
 Policy loans.........................................................       49       54       54
 Real estate and real estate joint ventures...........................       53       32      108
 Other limited partnership interests..................................      182      163      134
 Cash, cash equivalents and short-term investments....................       30       20        9
 Other................................................................       25       25       22
                                                                       -------- -------- --------
   Subtotal...........................................................    3,140    3,273    3,111
 Less: Investment expenses............................................      175      173      126
                                                                       -------- -------- --------
   Subtotal, net......................................................    2,965    3,100    2,985
 FVO CSEs -- interest income -- commercial mortgage loans.............        8       11       16
                                                                       -------- -------- --------
     Net investment income............................................   $2,973   $3,111   $3,001
                                                                       ======== ======== ========

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

      The components of net investment gains (losses) were as follows:

                                                                                    Years Ended December 31,
                                                                            ----------------------------------------
                                                                                2017          2016          2015
                                                                            ------------  ------------  ------------
                                                                                          (In millions)
Total gains (losses) on fixed maturity securities:
 Total OTTI losses recognized -- by sector and industry:
   U.S. and foreign corporate securities -- by industry:
     Industrial............................................................  $        --   $       (16)  $        (3)
     Consumer..............................................................           --            --            (8)
     Utility...............................................................           --            --            (6)
                                                                            ------------  ------------  ------------
   Total U.S. and foreign corporate securities.............................           --           (16)          (17)
   RMBS....................................................................           --            (6)          (14)
   State and political subdivision.........................................           (1)           --            --
                                                                            ------------  ------------  ------------
OTTI losses on fixed maturity securities recognized in earnings............           (1)          (22)          (31)
 Fixed maturity securities -- net gains (losses) on sales and disposals....          (25)          (28)          (60)
                                                                            ------------  ------------  ------------
   Total gains (losses) on fixed maturity securities.......................          (26)          (50)          (91)
                                                                            ------------  ------------  ------------
Total gains (losses) on equity securities:
OTTI losses on equity securities recognized in earnings....................           (4)           (2)           (3)
 Equity securities -- net gains (losses) on sales and disposals............           26            10            18
                                                                            ------------  ------------  ------------
   Total gains (losses) on equity securities...............................           22             8            15
                                                                            ------------  ------------  ------------
Mortgage loans.............................................................           (9)            5           (11)
Real estate and real estate joint ventures.................................            4           (34)           98
Other limited partnership interests........................................          (11)           (7)           (1)
Other......................................................................           (4)           11            (2)
                                                                            ------------  ------------  ------------
 Subtotal..................................................................          (24)          (67)            8
                                                                            ------------  ------------  ------------
FVO CSEs:
   Commercial mortgage loans...............................................           (3)           (2)           (7)
   Long-term debt -- related to commercial mortgage loans..................            1             1             4
Non-investment portfolio gains (losses)....................................           (1)            1            --
                                                                            ------------  ------------  ------------
     Subtotal..............................................................           (3)           --            (3)
                                                                            ------------  ------------  ------------
      Total net investment gains (losses)..................................  $       (27)  $       (67)  $         5
                                                                            ============  ============  ============

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                           Years Ended December 31,
                                    ----------------------------------------------------------------------
                                       2017        2016        2015        2017        2016        2015
                                    ----------  ----------  ----------  ----------  ----------  ----------
                                         Fixed Maturity Securities               Equity Securities
                                    ----------------------------------  ----------------------------------
                                                                 (In millions)
Proceeds...........................  $  11,974   $  39,210   $  32,085   $      68   $      48   $      80
                                    ==========  ==========  ==========  ==========  ==========  ==========
Gross investment gains.............  $      58   $     253   $     184   $      27   $      10   $      26
Gross investment losses............        (83)       (281)       (244)         (1)         --          (8)
OTTI losses........................         (1)        (22)        (31)         (4)         (2)         (3)
                                    ----------  ----------  ----------  ----------  ----------  ----------
 Net investment gains (losses).....  $     (26)  $     (50)  $     (91)  $      22   $       8   $      15
                                    ==========  ==========  ==========  ==========  ==========  ==========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                             Years Ended December 31,
                                                                                           -------------------------
                                                                                                2017          2016
                                                                                            ----------   ----------
                                                                                                (In millions)
Balance at January 1,.....................................................................  $      28     $      66
Additions:
 Additional impairments -- credit loss OTTI on securities previously impaired.............         --             5
Reductions:
 Sales (maturities, pay downs or prepayments) of securities previously impaired as credit
   loss OTTI..............................................................................        (28)          (42)
 Increase in cash flows -- accretion of previous credit loss OTTI.........................         --            (1)
                                                                                           ----------    ----------
Balance at December 31,...................................................................  $      --     $      28
                                                                                           ==========    ==========

Related Party Investment Transactions

   The Company previously transferred fixed maturity securities, mortgage loans, real estate and real estate joint ventures, to and from former affiliates, which were as follows:

                                                                                         Years Ended December 31,
                                                                                 ----------------------------------------
                                                                                      2017          2016         2015
                                                                                 -------------  ------------- -----------
                                                                                              (In millions)
Estimated fair value of invested assets transferred to former affiliates........  $        292   $      1,495  $      185
Amortized cost of invested assets transferred to former affiliates..............  $        294   $      1,400  $      169
Net investment gains (losses) recognized on transfers...........................  $         (2)  $         27  $       16
Change in additional paid-in-capital recognized on transfers....................  $         --   $         68  $       --
Estimated fair value of invested assets transferred from former affiliates......  $         --   $      5,582  $      928

   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate, which are included in the table above. See Note 6 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred investments and cash and cash equivalents which are included in the table above. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital, which is included in shareholder's equity (See Note 11) of $202 million in the first quarter of 2017.

   The Company had affiliated loans outstanding to wholly owned real estate subsidiaries of MLIC which were fully repaid in cash by December 2015. Net investment income and mortgage loan prepayment income earned from these affiliated loans was $39 million for the year ended December 31, 2015.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC ("MLIA"), a related party investment manager. The related investment administrative service charges were $93 million, $98 million, and $79 million for the years ended December 31, 2017, 2016 and 2015, respectively.

8. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                 December 31,
                                                      -------------------------------------------------------------------
                                                                    2017                              2016
                                                      --------------------------------- ---------------------------------
                                                                  Estimated Fair Value                 Estimated Fair Value
                                                                  ---------------------                ---------------------
                                                        Gross                             Gross
                                                       Notional                          Notional
                     Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount        Assets   Liabilities
                   ---------------------------------- ----------- --------- ----------- -----------    --------- -----------
                                                                                 (In millions)
Derivatives Designated as Hedging
 Instruments
Fair value hedges:
 Interest rate
   swaps..........           Interest rate...........  $      175  $     44   $     --   $      310     $     41   $     --
                                                      ----------- --------- ----------- -----------    --------- -----------
Cash flow hedges:
 Interest rate
   swaps..........           Interest rate...........          27         5         --           45            7         --
 Foreign currency            Foreign
   swaps..........            currency
                              exchange rate..........       1,762        86         75        1,420          186         10
                                                      ----------- --------- ----------- -----------    --------- -----------
   Subtotal.......................................          1,789        91         75        1,465          193         10
                                                      ----------- --------- ----------- -----------    --------- -----------
    Total qualifying hedges......................           1,964       135         75        1,775          234         10
                                                      ----------- --------- ----------- -----------    --------- -----------
Derivatives Not Designated or Not
 Qualifying as Hedging Instruments
Interest rate
 swaps............           Interest rate...........      20,213       922        774       28,175        1,928      1,688
Interest rate
 floors...........           Interest rate...........          --        --         --        2,100            5          2
Interest rate
  caps............           Interest rate...........       2,671         7         --       12,042           25         --
Interest rate
 futures..........           Interest rate...........         282         1         --        1,288            9         --
Interest rate
 options..........           Interest rate...........      24,600       133         63       15,520          136         --
Interest rate
 total return
 swaps............           Interest rate...........          --        --         --        3,876           --        611
Foreign currency             Foreign
 swaps............            currency
                              exchange rate..........       1,103        69         41        1,250          153          4
Foreign currency             Foreign
 forwards.........            currency
                              exchange rate..........         130        --          2          158            9         --
Credit default
 swaps --
 purchased........           Credit..................          65        --          1           34           --         --
Credit default
 swaps --
  written.........           Credit..................       1,878        40         --        1,891           28         --
Equity futures....           Equity market...........       2,713        15         --        8,037           38         --
Equity index
 options..........           Equity market...........      47,066       794      1,664       37,501          897        934
Equity variance
 swaps............           Equity market...........       8,998       128        430       14,894          140        517
Equity total
 return swaps.....           Equity market...........       1,767        --         79        2,855            1        117
                                                      ----------- ---------  ---------  -----------    ---------  ---------
    Total non-designated or
     nonqualifying derivatives...................         111,486     2,109      3,054      129,621        3,369      3,873
                                                      ----------- ---------  ---------  -----------    ---------  ---------
       Total..................................         $  113,450  $  2,244   $  3,129   $  131,396     $  3,603   $  3,883
                                                      =========== ========= =========== ===========    ========= ===========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2017 and 2016. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                                        Years Ended December 31,
                                                                  -----------------------------------
                                                                     2017        2016         2015
                                                                  ----------- ----------- -----------
                                                                             (In millions)
Qualifying hedges:
 Net investment income...........................................  $       21  $       19  $       11
 Interest credited to policyholder account balances..............          --          --          (2)
Nonqualifying hedges:
 Net derivative gains (losses)...................................         314         460         361
 Policyholder benefits and claims................................           8          16          14
                                                                  ----------- ----------- -----------
   Total.........................................................  $      343  $      495  $      384
                                                                  =========== =========== ===========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                            Year Ended December 31, 2017
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                               Amount of
                                                              Gains       Recognized      Net                       Gains
                                                            (Losses)          for      Investment  Policyholder   (Losses)
                                                         Recognized for     Hedged       Income    Benefits and   deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)     in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                    (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $          2    $      (2)   $     --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               2           (2)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................              --           --           6            --           1
    Foreign currency exchange rate derivatives..........               8           (9)         --            --        (153)
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               8           (9)          6            --        (152)
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................            (325)          --          --             8          --
    Foreign currency exchange rate derivatives..........             (98)         (32)         --            --          --
    Credit derivatives..................................              21           --          --            --          --
    Equity derivatives..................................          (2,584)          --          (1)         (341)         --
    Embedded derivatives................................           1,237           --          --           (16)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................          (1,749)         (32)         (1)         (349)         --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................    $     (1,739)   $     (43)   $      5     $    (349)  $    (152)
                                                         ===============  ===========  ==========  ============  ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)



                                                                           Year Ended December 31, 2016
                                                         ----------------------------------------------------------------
                                                                             Net
                                                                         Derivatives
                                                               Net          Gains
                                                           Derivative     (Losses)                             Amount of
                                                              Gains      Recognized      Net                     Gains
                                                            (Losses)         for      Investment  Policyholder (Losses)
                                                         Recognized for    Hedged       Income    Benefits and deferred
                                                         Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                         --------------- -----------  ----------  ------------ ----------
                                                                                  (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................    $        1     $      (1)  $      --    $     --    $      --
                                                         --------------- -----------  ----------  ------------ ----------
     Total fair value hedges............................             1            (1)         --          --           --
                                                         --------------- -----------  ----------  ------------ ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................            35            --           5          --           28
    Foreign currency exchange rate derivatives..........             3            (2)         --          --           42
                                                         --------------- -----------  ----------  ------------ ----------
     Total cash flow hedges.............................            38            (2)          5          --           70
                                                         --------------- -----------  ----------  ------------ ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................        (2,873)           --          --          (4)          --
    Foreign currency exchange rate derivatives..........            76           (14)         --          --           --
    Credit derivatives..................................            10            --          --          --           --
    Equity derivatives..................................        (1,724)           --          (6)       (320)          --
    Embedded derivatives................................        (1,741)           --          --          (4)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total non-qualifying hedges......................        (6,252)          (14)         (6)       (328)          --
                                                         --------------- -----------  ----------  ------------ ----------
       Total............................................    $   (6,213)    $     (17)  $      (1)   $   (328)   $      70
                                                         =============== ===========  ==========  ============ ==========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                            Year Ended December 31, 2015
                                                         ------------------------------------------------------------------
                                                                              Net
                                                                          Derivatives
                                                               Net           Gains
                                                           Derivative      (Losses)                              Amount of
                                                              Gains       Recognized      Net                      Gains
                                                            (Losses)          for      Investment  Policyholder  (Losses)
                                                         Recognized for     Hedged       Income    Benefits and  deferred
                                                         Derivatives (1)   Items (2)      (3)       Claims (4)    in AOCI
                                                         ---------------  -----------  ----------  ------------  ----------
                                                                                   (In millions)
Derivatives Designated as Hedging Instruments:
    Fair value hedges (5):
    Interest rate derivatives...........................      $        3    $      (1)  $      --     $      --   $      --
                                                         ---------------  -----------  ----------  ------------  ----------
     Total fair value hedges............................               3           (1)         --            --          --
                                                         ---------------  -----------  ----------  ------------  ----------
    Cash flow hedges (5):
    Interest rate derivatives...........................               3           --           3            --          16
    Foreign currency exchange rate derivatives..........              --            1          --            --          79
                                                         ---------------  -----------  ----------  ------------  ----------
     Total cash flow hedges.............................               3            1           3            --          95
                                                         ---------------  -----------  ----------  ------------  ----------
Derivatives Not Designated or Not Qualifying as Hedging
Instruments:
    Interest rate derivatives...........................             (67)          --          --             5          --
    Foreign currency exchange rate derivatives..........              44           (7)         --            --          --
    Credit derivatives..................................             (14)          --          --            --          --
    Equity derivatives..................................            (476)          --          (4)          (25)         --
    Embedded derivatives................................            (344)          --          --            21          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total non-qualifying hedges......................            (857)          (7)         (4)            1          --
                                                         ---------------  -----------  ----------  ------------  ----------
       Total............................................      $     (851)   $      (7)  $      (1)    $       1   $      95
                                                         ===============  ===========  ==========  ============  ==========

--------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges. Ineffective portion of the gains (losses) recognized in income is not significant.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $9 million, $1 million and $3 million for the years ended December 31, 2017, 2016 and 2015, respectively.

   At December 31, 2017 and 2016, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years and three years, respectively.

   At December 31, 2017 and 2016, the balance in AOCI associated with cash flow hedges was $231 million and $397 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                            December 31,
                                          --------------------------------------------------------------------------------
                                                           2017                                     2016
                                          --------------------------------------- ----------------------------------------
                                                        Maximum                                  Maximum
                                          Estimated      Amount                   Estimated      Amount
                                          Fair Value   of Future      Weighted    Fair Value    of Future      Weighted
                                          of Credit  Payments under    Average    of Credit   Payments under    Average
 Rating Agency Designation of Referenced   Default   Credit Default   Years to     Default   Credit Default    Years to
 Credit Obligations (1)                     Swaps        Swaps       Maturity (2)   Swaps         Swaps       Maturity (2)
----------------------------------------  ---------- -------------- ------------- ---------- --------------- -------------
                                                                       (Dollars in millions)
                Aaa/Aa/A.................  $      12  $        558            2.8  $       9             478           3.6
                Baa......................         28         1,295            4.7         19           1,393           4.4
                Ba.......................         --            25            4.5         --              20           2.7
                                          ---------- -------------                ---------- ---------------
                 Total...................  $      40  $      1,878            4.1  $      28  $        1,891           4.2
                                          ========== =============                ========== ===============

---------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swap referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                   December 31,
                                                                                 -----------------------------------------------
                                                                                          2017                     2016
                                                                                 ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement      Assets    Liabilities    Assets    Liabilities
-------------------------------------------------------------------------------  --------  ------------  ---------  ------------
                                                                                                  (In millions)
 Gross estimated fair value of derivatives:
 OTC-bilateral (1)..............................................................  $ 2,222       $ 3,080   $  3,394       $ 2,929
 OTC-cleared and Exchange-traded (1) (6)........................................       69            40        313           905
                                                                                 --------  ------------  ---------  ------------
 Total gross estimated fair value of derivatives (1)............................    2,291         3,120      3,707         3,834
 Amounts offset on the consolidated balance sheets..............................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Estimated fair value of derivatives presented on the consolidated balance
  sheets (1) (6)................................................................    2,291         3,120      3,707         3,834
 Gross amounts not offset on the consolidated balance sheets:
 Gross estimated fair value of derivatives: (2)
 OTC-bilateral..................................................................   (1,942)       (1,942)    (2,231)       (2,231)
 OTC-cleared and Exchange-traded................................................       (1)           (1)      (165)         (165)
 Cash collateral: (3), (4)
 OTC-bilateral..................................................................     (247)           --       (634)           --
 OTC-cleared and Exchange-traded................................................      (27)          (39)       (91)         (740)
 Securities collateral: (5)
 OTC-bilateral..................................................................      (31)       (1,138)      (429)         (698)
 OTC-cleared and Exchange-traded................................................       --            --         --            --
                                                                                 --------  ------------  ---------  ------------
 Net amount after application of master netting agreements and collateral.......  $    43       $    --   $    157       $    --
                                                                                 ========  ============  =========  ============

--------

(1) At December 31, 2017 and 2016, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $47 million and $104 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($9) million and ($49) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2017 and 2016, the Company received excess cash collateral of $93 million and $3 million, respectively, and provided excess cash collateral of $5 million and $25 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2017 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2017 and 2016, the Company received excess securities collateral with an estimated fair value of $337 million and $135 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2017 and 2016, the Company provided excess securities collateral with an estimated fair value of $471 million and $108 million, respectively, for its OTC-bilateral derivatives, $426 million and $630 million, respectively, for its OTC-cleared derivatives, and $118 million and $453 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 3, 2017, the CME amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. See Note 1 for further information on the CME amendments.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2017           2016
                                                                                           --------------- -------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $        1,138  $        698
Estimated Fair Value of Collateral Provided:
 Fixed maturity securities................................................................  $        1,414  $        777

--------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; assumed reinsurance on fixed deferred annuities; fixed annuities with equity indexed returns; and certain debt and equity securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                      --------------------
                                                                  Balance Sheet Location                 2017       2016
                                                       ---------------------------------------------  ---------  ---------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables...  $    227   $    409
  Options embedded in debt or equity securities....... Investments...................................       (52)       (49)
                                                                                                      ---------  ---------
   Embedded derivatives within asset host contracts...............................................     $    175   $    360
                                                                                                      =========  =========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances.................  $  1,122   $  2,237
  Assumed reinsurance on fixed deferred annuities..... Policyholder account balances.................         1         --
  Assumed guaranteed minimum benefits................. Policyholder account balances.................       437        741
  Fixed annuities with equity indexed returns......... Policyholder account balances.................       674        192
                                                                                                      ---------  ---------
   Embedded derivatives within liability host contracts...........................................     $  2,234   $  3,170
                                                                                                      =========  =========

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                   Years Ended December 31,
                                           -----------------------------------------
                                               2017           2016           2015
                                           -----------  -------------- -------------
                                                         (In millions)
Net derivative gains (losses) (1), (2)....  $    1,237   $    (1,741)   $      (344)
Policyholder benefits and claims..........  $      (16)  $        (4)   $         21

--------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $337 million, $244 million and $26 million for the years ended December 31, 2017, 2016 and 2015, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                    December 31, 2017
                                ----------------------------------------------------------
                                          Fair Value Hierarchy
                                -----------------------------------------
                                                                           Total Estimated
                                     Level 1       Level 2       Level 3     Fair Value
                                ------------- ------------- ------------- ----------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     21,491  $        889   $     22,380
 U.S. government and agency....         8,002         7,911            --         15,913
 RMBS..........................            --         6,836           981          7,817
 Foreign corporate.............            --         5,723         1,048          6,771
 State and political
   subdivision.................            --         4,098            --          4,098
 CMBS..........................            --         3,155           136          3,291
 ABS...........................            --         1,691           105          1,796
 Foreign government............            --         1,262             5          1,267
                                ------------- ------------- ------------- ----------------
   Total fixed maturity
    securities.................         8,002        52,167         3,164         63,333
                                ------------- ------------- ------------- ----------------
Equity securities..............            18            90           124            232
Short-term investments.........           135           120            14            269
Commercial mortgage loans
 held by CSEs -- FVO...........            --           115            --            115
Derivative assets: (1)
 Interest rate.................             1         1,111            --          1,112
 Foreign currency exchange
   rate........................            --           155            --            155
 Credit........................            --            30            10             40
 Equity market.................            15           773           149            937
                                ------------- ------------- ------------- ----------------
   Total derivative assets.....            16         2,069           159          2,244
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 asset host contracts (2)......            --            --           227            227
Separate account assets........           410       109,741             5        110,156
                                ------------- ------------- ------------- ----------------
       Total assets............  $      8,581  $    164,302  $      3,693   $    176,576
                                ============= ============= ============= ================
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $        837  $         --   $        837
 Foreign currency exchange
   rate........................            --           117             1            118
 Credit........................            --             1            --              1
 Equity market.................            --         1,736           437          2,173
                                ------------- ------------- ------------- ----------------
   Total derivative
    liabilities................            --         2,691           438          3,129
                                ------------- ------------- ------------- ----------------
Embedded derivatives within
 liability host contracts (2)..            --            --         2,234          2,234
Long-term debt of CSEs -- FVO..            --            11            --             11
                                ------------- ------------- ------------- ----------------
       Total liabilities.......  $         --  $      2,702  $      2,672   $      5,374
                                ============= ============= ============= ================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                    December 31, 2016
                                ---------------------------------------------------------
                                          Fair Value Hierarchy
                                ----------------------------------------- Total Estimated
                                   Level 1       Level 2       Level 3      Fair Value
                                ------------- ------------- ------------- ---------------
                                                      (In millions)
Assets
Fixed maturity securities:
 U.S. corporate................  $         --  $     20,221  $      1,444   $     21,665
 U.S. government and agency....         6,110         6,806            --         12,916
 RMBS..........................            --         6,627         1,313          7,940
 Foreign corporate.............            --         5,257           866          6,123
 State and political
   subdivision.................            --         3,841            17          3,858
 CMBS..........................            --         3,529           167          3,696
 ABS...........................            --         2,383           215          2,598
 Foreign government............            --         1,103            --          1,103
                                ------------- ------------- ------------- ---------------
   Total fixed maturity
    securities.................         6,110        49,767         4,022         59,899
                                ------------- ------------- ------------- ---------------
Equity securities..............            39           124           137            300
Short-term investments.........           702           568             2          1,272
Commercial mortgage loans
 held by CSEs -- FVO...........            --           136            --            136
Derivative assets: (1)
 Interest rate.................             9         2,142            --          2,151
 Foreign currency exchange
   rate........................            --           348            --            348
 Credit........................            --            20             8             28
 Equity market.................            37           860           179          1,076
                                ------------- ------------- ------------- ---------------
   Total derivative assets.....            46         3,370           187          3,603
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 asset host contracts (2)......            --            --           409            409
Separate account assets........           720       104,616            10        105,346
                                ------------- ------------- ------------- ---------------
       Total assets............  $      7,617  $    158,581  $      4,767   $    170,965
                                ============= ============= ============= ===============
Liabilities
Derivative liabilities: (1)
 Interest rate.................  $         --  $      1,690  $        611   $      2,301
 Foreign currency exchange
   rate........................            --            14            --             14
 Equity market.................            --         1,038           530          1,568
                                ------------- ------------- ------------- ---------------
   Total derivative
    liabilities................            --         2,742         1,141          3,883
                                ------------- ------------- ------------- ---------------
Embedded derivatives within
 liability host contracts (2)..            --            --         3,170          3,170
Long-term debt of CSEs -- FVO..            --            23            --             23
                                ------------- ------------- ------------- ---------------
       Total liabilities.......  $         --  $      2,765  $      4,311   $      7,076
                                ============= ============= ============= ===============

--------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2017 and 2016, debt and equity securities also included embedded derivatives of ($52) million and ($49) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by MLIA. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. MLIA performs several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments. Fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2017.

      MLIA also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, MLIA will use the last available price.

      The Company reviews outputs of MLIA's controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2017.

 Determination of Fair Value

   Fixed maturities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

      Equity securities, short-term investments, commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs - FVO

      The fair value for actively traded equity and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans held by CSEs - FVO and long-term debt of CSEs -
   FVO: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Embedded Derivatives

      Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for Brighthouse Financial, Inc.'s debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to Brighthouse Financial, Inc.'s overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

      The Company recaptured from a former affiliate the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these recaptured risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

      The Company ceded to a former affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to a former affiliate, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

      The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2017 and 2016, transfers between Levels 1 and 2 were not significant.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                   December 31, 2017             December 31, 2016
                                              ---------------------------   ---------------------------
                                                                                                              Impact of
                             Significant                                                                   Increase in Input
               Valuation     Unobservable                        Weighted                      Weighted      on Estimated
              Techniques        Inputs            Range         Average (1)     Range         Average (1)   Fair Value (2)
             ------------  -----------------  -------------    ------------ -------------    ------------ ------------------
Fixed
 maturity
 securities
 (3)
U.S.
 corporate
 and
 foreign     . Matrix      . Offered
 corporate..   pricing       quotes (4)         93   -    142      110        18   -    138      104          Increase
             . Market      . Quoted
               pricing       prices (4)         --   -    443      76         13   -    700      99           Increase
             . Consensus   . Offered
               pricing       quotes (4)                                       37   -    109      85           Increase
             ---------------------------------------------------------------------------------------------------------------
RMBS........ . Market      . Quoted
               pricing       prices (4)         3    -    107      94         38   -    111      91           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
ABS......... . Market      . Quoted
               pricing       prices (4)        100   -    104      101        94   -    106      100          Increase (5)
             . Consensus   . Offered
               pricing       quotes (4)        100   -    100      100        98   -    100      99           Increase (5)
             ---------------------------------------------------------------------------------------------------------------
Derivatives
Interest     . Present     . Repurchase         --   -    --                 (44)       18                    Decrease (6)
 rate.......   value         rates (7)
               techniques
             ---------------------------------------------------------------------------------------------------------------
Credit...... . Present     . Credit             --   -    --                  97   -    98                    Decrease (6)
               value         spreads (8)
               techniques
             . Consensus   . Offered
               pricing       quotes (9)
             ---------------------------------------------------------------------------------------------------------------
Equity       . Present     . Volatility (10)   11%   -    31%                14%   -    32%                   Increase (6)
 market.....   value
               techniques
               or option
               pricing
               models
                           . Correlation
                             (11)              10%   -    30%                40%   -    40%
             ---------------------------------------------------------------------------------------------------------------
Embedded
 derivatives
Direct,
 assumed
 and ceded
 guaranteed  . Option
 minimum       pricing     . Mortality
 benefits...   techniques    rates:
                             Ages 0 - 40        0%   -   0.09%                0%   -   0.09%                  Decrease (12)
                             Ages 41 -60      0.04%  -   0.65%              0.04%  -   0.65%                  Decrease (12)
                             Ages 61 - 115    0.26%  -   100%               0.26%  -   100%                   Decrease (12)
                           . Lapse rates:
                             Durations
                             1 - 10           0.25%  -   100%               0.25%  -   100%                   Decrease (13)
                             Durations
                             11 -20             2%   -   100%                 2%   -   100%                   Decrease (13)
                             Durations
                             21 - 116           2%   -   100%                 2%   -   100%                   Decrease (13)
                           . Utilization
                             rates              0%   -    25%                 0%   -    25%                   Increase (14)
                           . Withdrawal
                             rates            0.25%  -    10%               0.25%  -    10%                       (15)
                           . Long-term
                             equity
                             volatilities     17.40% -    25%               17.40% -    25%                   Increase (16)
                           . Nonperformance
                             risk spread      0.64%  -   1.43%              0.04%  -   0.57%                  Decrease (17)

--------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

(2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

(3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

(4) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

(5) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(6) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

(7) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

(8) Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

(9) At December 31, 2017 and 2016, independent non-binding broker quotations were used in the determination of 1% and 3% of the total net derivative estimated fair value, respectively.

(10)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

(11)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

(12)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(13)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(14)The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(15)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(16)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(17)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table.

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                               Fixed Maturity Securities
                                                ------------------------------------------------------------------------
                                                                                        State and
                                                                      Structured        Political          Foreign
                                                Corporate (1)         Securities        Subdivision       Government
-                                               -------------         -------------    ------------      -----------
                                                                     (In millions)
Balance, January 1, 2016.......................  $      2,410        $      1,996       $        13       $       27
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........           (11)                 30                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           (24)                 21                --               --
Purchases (7)..................................           584                 600                --               --
Sales (7)......................................          (443)               (598)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           119                  12                 9               --
Transfers out of Level 3 (8)...................          (325)               (366)               (5)             (27)
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2016.....................  $      2,310        $      1,695       $        17       $       --
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........            (3)                 28                --               --
Total realized/unrealized gains (losses)
 included in AOCI..............................           127                  52                --               --
Purchases (7)..................................           442                 106                --                5
Sales (7)......................................          (222)               (526)               --               --
Issuances (7)..................................            --                  --                --               --
Settlements (7)................................            --                  --                --               --
Transfers into Level 3 (8).....................           178                  11                --               --
Transfers out of Level 3 (8)...................          (895)               (144)              (17)              --
                                                -------------       -------------      ------------      -----------
Balance, December 31, 2017.....................  $      1,937        $      1,222       $        --       $        5
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $         11        $         21       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $          2        $         28       $        --       $       --
                                                =============       =============      ============      ===========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $          1        $         23       $        --       $       --
                                                =============       =============      ============      ===========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $         16        $         21       $        --       $       --
Total realized/unrealized gains (losses)
 included in AOCI..............................  $       (120)       $        (14)      $        --       $       (2)

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


                                                  Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                ------------------------------------------------------------------------
                                                                                                               Separate
                                                   Equity      Short Term         Net         Net Embedded     Account
                                                 Securities    Investments  Derivatives (2)  Derivatives (3)  Assets (4)
                                                 -----------   -----------  ---------------  ---------------  ----------
                                                                           (In millions)
Balance, January 1, 2016.......................  $       97     $      47     $      (232)    $        (442)   $    146
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          --            --            (703)           (1,760)         --
Total realized/unrealized gains (losses)
 included in AOCI..............................         (11)           --               4                --          --
Purchases (7)..................................          --             3              10                --           2
Sales (7)......................................         (26)           (1)             --                --        (134)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             (33)             (559)         --
Transfers into Level 3 (8).....................         131            --              --                --          --
Transfers out of Level 3 (8)...................         (54)          (47)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2016.....................  $      137     $       2     $      (954)    $      (2,761)   $     10
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........          (3)           --              92             1,233          --
Total realized/unrealized gains (losses)
 included in AOCI..............................          --            --              --                --          --
Purchases (7)..................................           3            14               4                --           2
Sales (7)......................................         (13)           (1)             --                --          (4)
Issuances (7)..................................          --            --              --                --          --
Settlements (7)................................          --            --             579              (479)         (1)
Transfers into Level 3 (8).....................          --            --              --                --           2
Transfers out of Level 3 (8)...................          --            (1)             --                --          (4)
                                                -----------    -----------  ---------------  ---------------  ----------
Balance, December 31, 2017.....................  $      124     $      14     $      (279)    $      (2,007)   $      5
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2015 (9)...........  $       --     $      --     $       (64)    $        (310)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2016 (9)...........  $       --     $      --     $      (687)    $      (1,772)   $     --
                                                ===========    ===========  ===============  ===============  ==========
Changes in unrealized gains (losses) included
 in net income (loss) for the instruments
 still held at December 31, 2017 (9)...........  $       --     $      --     $       (52)    $       1,300    $     --
                                                ===========    ===========  ===============  ===============  ==========
Gains (Losses) Data for the year ended
 December 31, 2015
Total realized/unrealized gains (losses)
 included in net income (loss) (5) (6).........  $       11     $      --     $       (74)    $        (303)   $     (6)
Total realized/unrealized gains (losses)
 included in AOCI..............................  $      (10)    $      --     $         2     $          --    $     --

--------

(1) Comprised of U.S. and foreign corporate securities.

(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Fair Value (continued)


(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                    December 31,
                                                                             ---------------------------
                                                                                 2017          2016
                                                                             ------------- -------------
                                                                                    (In millions)
Assets (1)
Unpaid principal balance....................................................  $         70  $         88
Difference between estimated fair value and unpaid principal balance........            45            48
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $        115  $        136
                                                                             ============= =============
Liabilities (1)
Contractual principal balance...............................................  $         10  $         22
Difference between estimated fair value and contractual principal balance...             1             1
                                                                             ------------- -------------
 Carrying value at estimated fair value.....................................  $         11  $         23
                                                                             ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                             December 31, 2017
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $      10,525  $        --  $        --  $      10,768  $      10,768
Policy loans......................................  $       1,106  $        --  $       746  $         439  $       1,185
Real estate joint ventures........................  $           5  $        --  $        --  $          22  $          22
Other limited partnership interests...............  $          36  $        --  $        --  $          28  $          28
Loans to MetLife, Inc.............................  $          --  $        --  $        --  $          --  $          --
Premiums, reinsurance and other receivables.......  $       1,556  $        --  $       126  $       1,783  $       1,909
Liabilities
Policyholder account balances.....................  $      15,626  $        --  $        --  $      15,760  $      15,760
Long-term debt....................................  $          35  $        --  $        42  $          --  $          42
Other liabilities.................................  $         459  $        --  $        93  $         368  $         461
Separate account liabilities......................  $       1,206  $        --  $     1,206  $          --  $       1,206

                                                                             December 31, 2016
                                                   ----------------------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  ----------------------------------------
                                                                                                               Total
                                                      Carrying                                               Estimated
                                                       Value        Level 1      Level 2       Level 3       Fair Value
                                                   -------------- ------------ ------------ -------------- --------------
                                                                               (In millions)
Assets
Mortgage loans....................................  $       9,154  $        --  $        --  $       9,298  $       9,298
Policy loans......................................  $       1,093  $        --  $       746  $         431  $       1,177
Real estate joint ventures........................  $          12  $        --  $        --  $          44  $          44
Other limited partnership interests...............  $          44  $        --  $        --  $          42  $          42
Loans to MetLife, Inc.............................  $       1,100  $        --  $     1,090  $          --  $       1,090
Premiums, reinsurance and other receivables.......  $       2,363  $        --  $       834  $       1,981  $       2,815
Liabilities
Policyholder account balances.....................  $      16,043  $        --  $        --  $      17,259  $      17,259
Long-term debt....................................  $       1,881  $        --  $     2,117  $          --  $       2,117
Other liabilities.................................  $         256  $        --  $        90  $         166  $         256
Separate account liabilities......................  $       1,110  $        --  $     1,110  $          --  $       1,110

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Loans to MetLife, Inc.

    The estimated fair value of loans to MetLife, Inc. is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on discounted cash flow methodologies that use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements, deposits payable and derivatives payable. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                December 31,
                                                          ------------------------
                                 Interest Rate   Maturity     2017        2016
                               --------------- ---------- ------------ -----------
                                                               (In millions)
Surplus note -- affiliated
 with MetLife, Inc. (1).......      8.595%        2038     $        --  $      744
Surplus note -- affiliated
 with MetLife, Inc............      5.130%        2032              --         750
Surplus note -- affiliated
 with MetLife, Inc............      6.000%        2033              --         350
Long-term debt --
 unaffiliated (2).............      7.028%        2030              35          37
                                                          ------------ -----------
 Total long-term debt (3)...............................   $        35  $    1,881
                                                          ============ ===========

----------

(1) Includes $6 million of unamortized debt issuance costs at December 31, 2016.

(2) Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

(3) Excludes $11 million and $23 million of long-term debt related to CSEs at December 31, 2017 and 2016, respectively. See Note 7 for more information regarding CSEs.

   The aggregate maturities of long-term debt at December 31, 2017 were $2 million in each of 2018, 2019, 2020, 2021 and 2022 and $26 million thereafter.

   Interest expense related to long-term debt of $58 million, $128 million and $128 million for the years ended December 31, 2017, 2016 and 2015, respectively, is included in other expenses.

Surplus Notes

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in-capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


Committed Facilities and Reinsurance Financing Arrangement

   The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities.

   In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial, Inc. became a part of Brighthouse Financial, Inc. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial, Inc.'s access to MetLife Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated committed facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MetLife Reinsurance Company of Vermont ("MRV Cell").

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized fees of $19 million, $55 million and $61 million, respectively, in other expenses associated with these committed facilities.

   On April 28, 2017, BRCD entered into a new $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each have a term of 20 years. At December 31, 2017, there were no drawdowns on this facility and there was $8.3 billion of funding available under this arrangement. Fees associated with this financing arrangement were not significant.

11. Equity

Capital Transactions

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3 for additional information regarding the Contribution Transactions. During the years ended December 31, 2016 and 2015, the Company recognized non-cash returns of capital to MetLife, Inc. of $26 million and $50 million, respectively.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10 for additional information regarding the surplus notes.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was triggered prior to the Separation and MetLife, Inc. is responsible for this obligation through a Tax Separation Agreement. See Note 13 for additional information regarding the tax charge.

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings, LLC.

   During the years ended December 31, 2016 and 2015, the Company received cash capital contributions of $1.6 billion and $21 million, respectively and recognized non-cash capital contributions of $69 million and $181 million, respectively, from MetLife, Inc.

   In December 2015 and 2014, the Company accrued capital contributions from MetLife, Inc. of $120 million and $385 million, respectively, in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis. Brighthouse Life Insurance Company and BHNY have no material state prescribed accounting practices.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                              Years Ended December 31,
                                                   ----------------------------------------------
 Company                         State of Domicile      2017           2016             2015
-----------------------------  ------------------- -------------  --------------  ---------------
                                                                    (In millions)
 Brighthouse Life Insurance
 Company......................      Delaware         $      (425)   $      1,186    $      (1,022)
 Brighthouse Life Insurance
 Company of NY................      New York         $        22    $        (87)   $          17

   Statutory capital and surplus was as follows at:

                                                 December 31,
                                         -----------------------------
           Company                            2017           2016
          -----------------------------  -------------- --------------
                                                 (In millions)
           Brighthouse Life Insurance
           Company......................   $      5,594   $      4,374
           Brighthouse Life Insurance
           Company of NY................   $        294   $        196

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.3 billion for the year ended December 31, 2017. BRCD's RBC would have triggered a regulatory event without the use of the state prescribed practice.

   Prior to the formation of BRCD and related merger, the legacy MetLife captive reinsurance subsidiaries included in the statutory merger and formation of BRCD had certain state prescribed accounting practices. A protected designated cell of MetLife Reinsurance Company of Vermont's ("MRV Cell"), with the explicit permission of the Commissioner of Insurance of the State of Vermont, included, as admitted assets, the value of letters of credit serving as collateral for reinsurance credit taken by various affiliated cedants, in connection with reinsurance agreements entered into between MRV Cell and the various affiliated cedants, which resulted in higher statutory capital and surplus of $3.0 billion for the year ended December 31, 2016. MRV Cell's RBC would have triggered a regulatory event without the use of the state prescribed practice. MetLife Reinsurance Company of Delaware ("MRD"), with the explicit permission of the Delaware Commissioner, previously included, as admitted assets, the value of letters of credit issued to MRD, serving as collateral, which resulted in higher statutory capital and surplus of $260 million

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)

for the year ended December 31, 2016. MRD's RBC would not have triggered a regulatory event without the use of the state prescribed practice.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.6) billion, ($363) million and ($372) million for the years ended December 2017, 2016 and 2015, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $972 million and $2.6 billion at December 31, 2017 and 2016, respectively.

Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                      2018                2017            2016
                               -------------------  ---------------- ---------------
                                 Permitted Without
 Company                           Approval (1)         Paid (2)        Paid (2)
-----------------------------  -------------------  ---------------- ---------------
                                                  (In millions)
 Brighthouse Life Insurance
 Company......................  $             84     $            --  $          261
 Brighthouse Life Insurance
 Company of NY................  $             21     $            --  $           --

----------

(1) Reflects dividend amounts that may be paid during 2018 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2018, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                           Unrealized                              Foreign
                        Investment Gains      Unrealized Gains    Currency
                        (Losses), Net of        (Losses) on      Translation
                        Related Offsets (1)      Derivatives      Adjustments       Total
                      ---------------------  -----------------  -------------  -----------
                                                  (In millions)
Balance at
 January 1,
 2015................       $         2,445      $         183    $        (6)  $    2,622
OCI before
 reclassifications...                (1,759)                95            (29)      (1,693)
Deferred
 income tax
 benefit
 (expense)...........                   643                (33)             9          619
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,329                245            (26)       1,548
Amounts
 reclassified
 from AOCI...........                    78                 (6)            --           72
Deferred
 income tax
 benefit
 (expense)...........                   (28)                 2             --          (26)
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    50                 (4)            --           46
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2015................                 1,379                241            (26)       1,594
OCI before
 reclassifications...                  (565)                70             (3)        (498)
Deferred
 income tax
 benefit
 (expense)...........                   185                (25)            --          160
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                   999                286            (29)       1,256
Amounts
 reclassified
 from AOCI...........                    30                (43)            --          (13)
Deferred
 income tax
 benefit
 (expense)...........                   (10)                15             --            5
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                    20                (28)            --           (8)
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2016................                 1,019                258            (29)       1,248
OCI before
 reclassifications...                   529               (152)             9          386
Deferred
 income tax
 benefit
 (expense)...........                  (206)                54             (3)        (155)
                      ---------------------  -----------------  -------------  -----------
 AOCI before
   reclassifications,
   net of
   income tax........                 1,342                160            (23)       1,479
Amounts
 reclassified
 from AOCI...........                    61                (14)            --           47
Deferred
 income tax
 benefit
 (expense) (2).......                   306                  5             --          311
                      ---------------------  -----------------  -------------  -----------
 Amounts
   reclassified
   from AOCI,
   net of
   income tax........                   367                 (9)            --          358
                      ---------------------  -----------------  -------------  -----------
Balance at
 December 31,
 2017................       $         1,709      $         151    $       (23)  $    1,837
                      =====================  =================  =============  ===========

---------------
(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                 Consolidated Statements of Operations
                                                                                   and Comprehensive Income (Loss)
 AOCI Components                          Amounts Reclassified from AOCI                      Locations
----------------------------------  -------------------------------------        -------------------------------------
                                           Years Ended December 31,
                                    -------------------------------------
                                          2017           2016           2015
                                    -----------    -----------    -----------
                                                (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment
  gains(losses)....................  $      (15)    $      (39)    $      (81)      Net investment gains (losses)
 Net unrealized investment gains
  (losses).........................           1              3             13       Net investment income
 Net unrealized investment gains
  (losses).........................         (47)             6            (10)      Net derivative gains (losses)
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), before income tax.....         (61)           (30)           (78)
  Income tax (expense) benefit.....        (306)            10             28
                                    -----------    -----------    -----------
  Net unrealized investment gains
   (losses), net of income tax.....  $     (367)    $      (20)    $      (50)
                                    ===========    ===========    ===========
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...............  $       --     $       33     $        1       Net derivative gains (losses)
 Interest rate swaps...............           3              3              1       Net investment income
 Interest rate forwards............          --              2              2       Net derivative gains (losses)
 Interest rate forwards............           3              2              2       Net investment income
 Foreign currency swaps............           8              3             --       Net derivative gains (losses)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, before income tax.......          14             43              6
  Income tax (expense) benefit.....          (5)           (15)            (2)
                                    -----------    -----------    -----------
  Gains (losses) on cash flow
   hedges, net of income tax.......  $        9     $       28     $        4
                                    ===========    ===========    ===========
Total reclassifications, net of
 income tax........................  $     (358)    $        8     $      (46)
                                    ===========    ===========    ===========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Expenses

   Information on other expenses was as follows:

                                                   Years Ended December 31,
                                         -------------------------------------------
                                                2017           2016           2015
                                         -------------  -------------  -------------
                                                        (In millions)
Compensation............................  $        263   $        356   $        487
Commissions.............................           741            641            722
Volume-related costs....................           175            279            231
Related party expenses on ceded and
 assumed reinsurance....................            --             22             17
Capitalization of DAC...................          (256)          (330)          (399)
Interest expense on debt................            56            130            137
Goodwill impairment (1).................            --            381             --
Premium taxes, licenses and fees........            58             59             71
Professional services...................           239             85             22
Rent and related expenses...............            12             46             54
Other...................................           545            412            381
                                         -------------  -------------  -------------
   Total other expenses.................  $      1,833   $      2,081   $      1,723
                                         =============  =============  =============

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for additional information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance. Interest expense on debt includes interest expense related to CSEs.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

13. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    -----------------------------------------
                                                           2017          2016         2015
                                                    -------------  -----------  -------------
                                                                  (In millions)
Current:
  Federal..........................................  $        368   $     (374)  $         35
  Foreign..........................................            18            4             --
                                                    -------------  -----------  -------------
    Subtotal.......................................           386         (370)            35
                                                    -------------  -----------  -------------
Deferred:
  Federal..........................................        (1,124)      (1,320)           212
  Foreign..........................................            --           --             --
                                                    -------------  -----------  -------------
    Subtotal.......................................        (1,124)      (1,320)           212
                                                    -------------  -----------  -------------
     Provision for income tax expense (benefit)....  $       (738)  $   (1,690)  $        247
                                                    =============  ===========  =============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                             Years Ended December 31,
                                                        ----------------------------------
                                                             2017        2016        2015
                                                        ----------  ----------  ----------
                                                                   (In millions)
Tax provision at U.S. statutory rate...................  $    (567)  $  (1,563)  $     408
Tax effect of:
 Dividend received deduction...........................       (116)       (110)       (132)
 Excess loss account - Separation from MetLife (1).....      1,088          --          --
 Rate revaluation due to tax reform (2)................       (696)         --          --
 Prior year tax........................................         (4)         24          (5)
 Tax credits...........................................        (29)        (22)        (16)
 Foreign tax rate differential.........................         --           2          (5)
 Goodwill impairment...................................       (288)        (20)         --
 Sale of subsidiary....................................       (136)         (6)         --
 Other, net............................................         10           5          (3)
                                                        ----------  ----------  ----------
    Provision for income tax expense (benefit).........  $    (738)  $  (1,690)  $     247
                                                        ==========  ==========  ==========

---------
(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife. This tax obligation was in connection with the Separation and MetLife is responsible for this obligation through a Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1. As the Company completes the analysis of data relevant to the Tax Act, as well as interprets any additional guidance issued by the Internal Revenue Service ("IRS"), U.S. Department of the Treasury, or other relevant organizations, it may make adjustments to these amounts.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                            December 31,
                                                   ------------------------------
                                                        2017            2016
                                                   -------------  ---------------
                                                            (In millions)
Deferred income tax assets:
  Investments, including derivatives..............  $        313   $          357
  Net operating loss carryfowards.................           416               --
  Tax credit carryforwards........................           191              184
  Intangibles.....................................           227               --
  Other...........................................            74               55
                                                   -------------  ---------------
    Total deferred income tax assets..............         1,221              596
    Less: valuation allowance.....................            11               --
                                                   -------------  ---------------
     Total net deferred income tax assets.........         1,210              596
                                                   -------------  ---------------
Deferred income tax liabilities:
  Policyholder liabilities and receivables........           853              536
  Intangibles.....................................            --              293
  Net unrealized investment gains.................           494              653
  DAC.............................................           757            1,565
                                                   -------------  ---------------
    Total deferred income tax liabilities.........         2,104            3,047
                                                   -------------  ---------------
     Net deferred income tax asset (liability)....  $       (894)  $       (2,451)
                                                   =============  ===============

   At December 31, 2017, the Company had net operating loss carryforwards of approximately $2.0 billion and the Company had recorded a related deferred tax asset of $416 million which expires in years 2033-2037.

   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes at December 31, 2017.

                                              Tax Credit Carryforwards
                               -------------------------------------------------------
                                 General Business
                                    Credits         Foreign Tax Credits        Other
                               ------------------ --------------------- --------------
                                                    (In millions)
Expiration
2018-2022.....................   $           --     $              --    $          --
2023-2027.....................               --                    14               --
2028-2032.....................               --                    --               --
2033-2037.....................                2                    --               --
Indefinite....................               --                    --              175
                               ------------------ --------------------- --------------
                                 $            2     $              14    $         175
                               ================== ===================== ==============

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
                                                                                      2017        2016        2015
                                                                                 ----------  ----------  ----------
                                                                                            (In millions)
Balance at January 1,...........................................................  $      38   $      43   $      39
Additions for tax positions of prior years......................................         --           1           5
Reductions for tax positions of prior years.....................................         (4)         (9)         --
Additions for tax positions of current year.....................................          3           5           3
Reductions for tax positions of current year....................................         (2)         --          --
Settlements with tax authorities................................................        (13)         (2)         (4)
                                                                                 ----------  ----------  ----------
Balance at December 31,.........................................................  $      22   $      38   $      43
                                                                                 ==========  ==========  ==========
Unrecognized tax benefits that, if recognized would impact the effective rate...  $      22   $      38   $      33
                                                                                 ==========  ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2017, 2016 and 2015.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   For the years ended December 31, 2017, 2016 and 2015, the Company recognized an income tax benefit of $123 million, $88 million and $143 million, respectively, related to the separate account dividend received deduction. The 2017 benefit included a benefit of $6 million related to a true-up of the 2016 tax return. The 2016 benefit included an expense of $22 million related to a true-up of the 2015 tax return. The 2015 benefit included a benefit of $13 million related to a true-up of the 2014 tax return.

   The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction. The Company is no longer subject to U.S. federal, state, or local income tax examinations for years prior to 2007, except for 2006 where the IRS disallowance relates to policyholder liability deductions and the Company is engaged with IRS appeals. Management believes it has established adequate tax liabilities and final resolution of the audit for the years 2006 and forward is not expected to have a material impact on the Company's financial statements.

 Tax Sharing Agreements

   For the periods prior to the Separation from MetLife, Brighthouse Life Insurance Company and its subsidiaries will file a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, Brighthouse Life Insurance Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of Brighthouse Life Insurance Company will file their own U.S. federal income tax returns. The tax sharing agreements state that federal taxes are generally allocated to the Company as if each entity were filing its own separate company tax return, except that net operating losses and certain other tax attributes are characterized as realized (or realizable) when those tax attributes are realized (or realizable) by the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


 Related Party Income Tax Transactions

   The Company also entered into a tax separation agreement with MetLife (the "Tax Separation Agreement"). Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid
$723 million to Brighthouse Life Insurance Company and subsidiaries under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

    The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

    Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

    The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2017.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2017, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Unclaimed Property Litigation

      Total Asset Recovery Services, LLC on its own behalf and on behalf of the State of New York v. Brighthouse Financial, Inc. et al (Supreme Court, New York County, NY, second amended complaint filed November 17, 2017). Total Asset Recovery Services, LLC. (the "Relator") has brought a qui tam action against Brighthouse Financial, Inc., and its subsidiaries and affiliates, under the New York False Claims Act seeking to recover damages on behalf of the State of New York. The action originally was filed under seal on or about December 3, 2010. The State of New York declined to intervene in the action, and the Relator is now prosecuting the action. The Relator alleges that from on or about April 1, 1986 and continuing annually through on or about September 10, 2017, the defendants violated New York State Finance Law
   Section 189 (1) (g) by failing to timely report and deliver unclaimed insurance property to the State of New York. The Relator is seeking, among other things, treble damages, penalties, expenses and attorneys' fees and prejudgment interest. No specific dollar amount of damages is specified by the Relator who also is suing numerous insurance companies and John Doe defendants. The Brighthouse defendants intend to defend this action vigorously.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

    Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

    Assets and liabilities held for insolvency assessments were as follows:

                                                                            December 31,
                                                                            ------------
                                                                            2017    2016
                                                                            ----    ----
                                                                            (In millions)
 Other Assets:
 Premium tax offset for future discounted and undiscounted assessments.....  $13     $13
 Premium tax offsets currently available for paid assessments..............    5       8
                                                                            ----    ----
   Total...................................................................  $18     $21
                                                                            ====    ====
 Other Liabilities:
 Insolvency assessments....................................................  $17     $17
                                                                            ====    ====

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

    The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $388 million and $335 million at December 31, 2017 and 2016, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

    The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.4 billion and $1.3 billion at December 31, 2017 and 2016, respectively.

 Other Commitments

    The Company had entered into collateral arrangements with former affiliates which required the transfer of collateral in connection with secured demand notes. These arrangements expired during the first quarter of 2017 and the Company is no longer transferring collateral to custody accounts. At
 December 31, 2016, the Company had agreed to fund up to $20 million of cash upon the request by these former affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these former affiliates was permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $203 million, with a cumulative maximum of $208 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2017 and 2016 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with related parties (excluding broker-dealer transactions) for the years indicated:

                                           Years Ended December 31,
                                     -------------------------------------
                                         2017         2016        2015
                                     -----------  -----------  -----------
                                                 (In millions)
      Income........................  $     (149)  $      (45)  $       36
      Expense.......................  $      933   $      370   $      855

   The following table summarizes assets and liabilities from transactions with related parties (excluding broker-dealer transactions) at:

                                                 December 31,
                                          ---------------------------
                                              2017          2016
                                          ------------- -------------
                                                 (In millions)
           Assets........................  $      2,839  $      4,288
           Liabilities...................  $      2,675  $      5,125

   The material arrangements between the Company and its related parties are as follows:

 Reinsurance Agreements

    The Company has reinsurance agreements with its affiliate NELICO and certain of MetLife, Inc.'s subsidiaries, all of which are related parties. See
 Note 6 for further discussion of the related party reinsurance agreements.

 Financing Arrangements

    Prior to the Separation, the Company had surplus notes outstanding to MetLife, Inc., as well as collateral financing arrangement with a third party that involved MetLife, Inc. See Note 10 for more information.

 Investment Transactions

    Prior to the Separation, the Company had extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company had previously transferred invested assets, primarily consisting of fixed maturity securities, to and from former affiliates. See
 Note 7 for further discussion of the related party investment transactions.

 Shared Services and Overhead Allocations

    Brighthouse affiliates and MetLife provides the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. In 2017, the Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with Brighthouse affiliates and MetLife related to these arrangements, recorded in other expenses, were $1.0 billion, $847 million and $1.1 billion for the years ended December 31, 2017, 2016 and 2015, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


Broker-Dealer Transactions

   Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing certain of the Company's existing and future variable insurance products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's variable annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company.

   The following table summarizes income and expense from transactions with related party broker-dealers for the years indicated:

                                           Years Ended December 31,
                                      -----------------------------------
                                         2017        2016        2015
                                      ----------- ----------- -----------
                                                 (In millions)
       Fee income....................  $      224  $      202  $      218
       Commission expense............  $      642  $      638  $      643

   The following table summarizes assets and liabilities from transactions with related party broker-dealers at:

                                                 December 31,
                                             ---------------------
                                                2017       2016
                                             ---------- ----------
                                                 (In millions)
              Fee income receivables........  $      19  $      19
              Secured demand notes..........  $      --  $      20

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2017

                                 (In millions)

                                                                                      Amount at
                                                       Cost or       Estimated Fair Which Shown on
                                                  Amortized Cost (1)     Value      Balance Sheet
Types of Investments                              ------------------ -------------- --------------
Fixed maturity securities:
  Bonds:
    U.S. government and agency securities........        $    14,185        $15,913        $15,913
    State and political subdivision securities...              3,573          4,098          4,098
    Public utilities.............................              2,111          2,408          2,408
    Foreign government securities................              1,111          1,267          1,267
    All other corporate bonds....................             24,755         26,400         26,400
                                                  ------------------ -------------- --------------
     Total bonds.................................             45,735         50,086         50,086
  Mortgage-backed and asset-backed securities....             12,626         12,904         12,904
  Redeemable preferred stock.....................                238            343            343
                                                  ------------------ -------------- --------------
       Total fixed maturity securities...........             58,599         63,333         63,333
                                                  ------------------ -------------- --------------
Equity securities:
  Non-redeemable preferred stock.................                129            138            138
  Common stock:..................................
    Industrial, miscellaneous and all other......                 83             92             92
    Public utilities.............................                 --              2              2
                                                  ------------------ -------------- --------------
     Total equity securities.....................                212            232            232
                                                  ------------------ -------------- --------------
Mortgage loans...................................             10,640                        10,640
Policy loans.....................................              1,106                         1,106
Real estate joint ventures.......................                433                           433
Other limited partnership interests..............              1,667                         1,667
Short-term investments...........................                269                           269
Other invested assets............................              2,448                         2,448
                                                  ------------------                --------------
       Total investments.........................        $    75,374                       $80,128
                                                  ==================                ==============

--------

(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2017 and 2016

                (In millions, except share and per share data)

                                                                                                        2017         2016
                                                                                                    -----------  -----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $50,878 and
 $49,356, respectively)............................................................................ $    55,180  $    51,880
Equity securities available-for-sale, at estimated fair value (cost: $193 and $280, respectively)..         210          300
Mortgage loans (net of valuation allowances of $44 and $38, respectively)..........................      10,127        8,746
Policy loans.......................................................................................       1,106        1,093
Real estate and real estate joint ventures.........................................................         419          200
Other limited partnership interests................................................................       1,662        1,632
Short-term investments, principally at estimated fair value........................................         269          926
Investment in subsidiaries.........................................................................       5,681        7,338
Other invested assets, at estimated fair value.....................................................       2,291        3,712
                                                                                                    -----------  -----------
  Total investments................................................................................      76,945       75,827
Cash and cash equivalents..........................................................................       1,249        1,881
Accrued investment income..........................................................................         511          591
Premium, reinsurance and other receivable..........................................................       9,658       10,397
Receivable from subsidiaries.......................................................................      10,397        9,703
Deferred policy acquisition costs and value of business acquired...................................       5,123        5,274
Current income tax recoverable.....................................................................          39          454
Deferred income tax receivable.....................................................................       1,247        1,016
Other assets, principally at estimated fair value..................................................         536          667
Separate account assets............................................................................     105,135      100,588
                                                                                                    -----------  -----------
  Total assets..................................................................................... $   210,840  $   206,398
                                                                                                    ===========  ===========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits............................................................................. $    35,003  $    31,684
Policyholder account balances......................................................................      36,034       35,588
Other policy-related balances......................................................................       3,347        3,384
Payables for collateral under securities loaned and other transactions.............................       4,153        7,362
Long-term debt.....................................................................................          --          744
Other liabilities..................................................................................      10,315       10,183
Separate account liabilities.......................................................................     105,135      100,588
                                                                                                    -----------  -----------
  Total liabilities................................................................................     193,987      189,533
                                                                                                    -----------  -----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued and
 outstanding.......................................................................................          75           75
Additional paid-in capital.........................................................................      19,073       18,461
Retained earnings (deficit)........................................................................      (4,132)      (2,919)
Accumulated other comprehensive income (loss)......................................................       1,837        1,248
                                                                                                    -----------  -----------
  Total stockholder's equity.......................................................................      16,853       16,865
                                                                                                    -----------  -----------
  Total liabilities and stockholder's equity....................................................... $   210,840  $   206,398
                                                                                                    ===========  ===========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                     2017        2016        2015
                                                                                  ----------  ----------  ----------
Condensed Statements of Operations
Revenues
Premiums......................................................................... $      283  $      921  $    1,433
Universal life and investment-type product policy fees...........................      2,774       2,696       2,940
Equity in earnings of subsidiaries...............................................      1,221         157         144
Net investment income............................................................      2,613       2,680       2,550
Other revenues...................................................................        402         760         504
Net investment gains (losses)....................................................         (7)         (2)         20
Net derivative gains (losses)....................................................     (1,425)     (5,878)       (424)
                                                                                  ----------  ----------  ----------
  Total revenues.................................................................      5,861       1,334       7,167
                                                                                  ==========  ==========  ==========
Expenses
Policyholder benefits and claims.................................................      2,862       2,984       2,696
Interest credited to policyholder account balances...............................        909         957       1,037
Amortization of deferred policy acquisition costs and value of business acquired.        310        (172)        595
Other expenses...................................................................      1,848       2,114       1,710
                                                                                  ----------  ----------  ----------
  Total expenses.................................................................      5,929       5,883       6,038
                                                                                  ----------  ----------  ----------
Income (loss) before provision for income tax....................................        (68)     (4,549)      1,129
Provision for income tax expense (benefit).......................................        815      (1,774)        211
                                                                                  ----------  ----------  ----------
  Net income (loss).............................................................. $     (883) $   (2,775) $      918
                                                                                  ==========  ==========  ==========
Comprehensive income (loss)...................................................... $     (294) $   (3,121) $     (110)
                                                                                  ==========  ==========  ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                            2017         2016         2015
                                                                                        -----------  -----------  -----------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities                                     $     3,460  $     3,256  $     4,196
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities............................................................      14,667       39,104       35,728
  Equity securities....................................................................         119          175          308
  Mortgage loans.......................................................................         704        1,484          958
  Real estate and real estate joint ventures...........................................          75          441          368
  Other limited partnership interests..................................................         258          413          422
Purchases of:
  Fixed maturity securities............................................................     (16,287)     (34,906)     (39,298)
  Equity securities....................................................................          (2)         (58)        (273)
  Mortgage loans.......................................................................      (2,017)      (2,803)      (2,515)
  Real estate and real estate joint ventures...........................................        (268)         (75)        (105)
  Other limited partnership interests..................................................        (263)        (203)        (233)
Cash received in connection with freestanding derivatives..............................       1,858          707          223
Cash paid in connection with freestanding derivatives..................................      (3,829)      (2,764)        (868)
Cash received under repurchase agreements..............................................          --           --          199
Cash paid under repurchase agreements..................................................          --           --         (199)
Cash received under reverse repurchase agreements......................................          --           --          199
Cash paid under reverse repurchase agreements..........................................          --           --         (199)
Sale of operating joint venture interest to a former affiliate.........................          67           --           --
Returns of capital from subsidiaries...................................................           7           32          169
Capital contributions to subsidiaries..................................................         (83)          (1)          (2)
Dividends from subsidiaries............................................................         544           --           --
Net change in policy loans.............................................................         (14)         109          (72)
Net change in short-term investments...................................................         711          876         (495)
Net change in other invested assets....................................................         (41)           5          (59)
                                                                                        -----------  -----------  -----------
Net cash provided by (used in) investing activities....................................      (3,794)       2,536       (5,744)
                                                                                        -----------  -----------  -----------
Cash flows from financing activities
Policyholder account balances:
  Deposits.............................................................................       3,845        9,672       19,970
  Withdrawals..........................................................................      (2,360)     (12,001)     (20,797)
Net change in payables for collateral under securities loaned and other transactions...      (3,136)      (3,257)       3,118
Long-term debt issued..................................................................          --           --          175
Long-term debt repaid..................................................................          --           --         (148)
Capital contributions..................................................................       1,300        1,568           11
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate......................................................................         202           --           --
Dividends paid to MetLife, Inc.........................................................          --         (261)        (500)
Financing element on certain derivative instruments and other derivative related
 transactions, net.....................................................................        (149)      (1,011)         (97)
Net cash provided by (used in) financing activities....................................        (298)      (5,290)       1,732
Effect of change in foreign currency exchange rates on cash and cash equivalents
 balances..............................................................................          --           --           (2)
Change in cash and cash equivalents....................................................        (632)         502          182
Cash and cash equivalents, beginning of year...........................................       1,881        1,379        1,197
                                                                                        -----------  -----------  -----------
Cash and cash equivalents, end of year                                                  $     1,249  $     1,881  $     1,379
                                                                                        ===========  ===========  ===========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2017, 2016 and 2015

                                 (In millions)

                                                                                    2017          2016          2015
                                                                                 ----------    ----------    ----------
Supplemental disclosures of cash flow information
Net cash paid (received) for:
  Interest...................................................................... $       12    $       64    $       65
                                                                                 ==========    ==========    ==========
  Income tax.................................................................... $     (421)   $      428    $     (267)
                                                                                 ==========    ==========    ==========
Non-cash transactions:
  Capital contributions......................................................... $       --    $       43    $      141
                                                                                 ==========    ==========    ==========
  Transfer of fixed maturity securities from former affiliates.................. $       --    $    3,565    $       --
                                                                                 ==========    ==========    ==========
  Transfer of mortgage loans from former affiliates............................. $       --    $      395    $       --
                                                                                 ==========    ==========    ==========
  Transfer of short-term investments from former affiliates..................... $       --    $       94    $       --
                                                                                 ==========    ==========    ==========
  Transfer of fixed maturity securities to former affiliates.................... $      293    $      346    $       --
                                                                                 ==========    ==========    ==========
  Reduction of other invested assets in connection with affiliated reinsurance
   transactions................................................................. $       --    $      676    $       --
                                                                                 ==========    ==========    ==========
  Reduction of policyholder account balances in connection with reinsurance
   transactions................................................................. $      293    $       --    $       --
                                                                                 ==========    ==========    ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company (the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions of $83 million to subsidiaries, of which $75 million was paid to BHNY.

   During the year ended December 31, 2017, Brighthouse Life Insurance Company received $544 million of cash dividends from subsidiaries, of which $535 million was received from BRCD.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III
               Consolidated Supplementary Insurance Information
                          December 31, 2017 and 2016

                                 (In millions)

                                Future Policy
                      DAC     Benefits and Other Policyholder
                      and       Policy-Related     Account        Unearned       Unearned
Segment               VOBA         Balances        Balances   Premiums (1), (2) Revenue (1)
------------------ ---------- ------------------ ------------ ----------------- -----------
2017
Annuities......... $    4,819    $     8,200     $    25,943       $    --       $     93
Life..............        671          4,437           2,620            13             28
Run-off...........          5         18,265           8,505            --             95
Corporate & Other.        128          7,533               1             5             --
                   ----------    -----------     -----------       -------       --------
  Total........... $    5,623    $    38,435     $    37,069       $    18       $    216
                   ==========    ===========     ===========       =======       ========
2016
Annuities......... $    4,820    $     7,560     $    25,233       $    --       $     86
Life..............        787          4,094           2,838            13             53
Run-off...........        584         16,381           8,506            --             79
Corporate & Other.        148          7,429               2             6             --
                   ----------    -----------     -----------       -------       --------
  Total........... $    6,339    $    35,464     $    36,579       $    19       $    218
                   ==========    ===========     ===========       =======       ========

--------
(1) Amounts are included within the future policy benefits and other policy-related balances column.
(2) Includes premiums received in advance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III
        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2017, 2016 and 2015

                                 (In millions)

                                                      Policyholder
                                                  Benefits and Claims
                      Premiums and                        and
                     Universal Life       Net     Interest Credited to
                   and Investment-Type Investment     Policyholder     Amortization of   Other
Segment            Product Policy Fees Income (1)   Account Balances    DAC and VOBA    Expenses
------------------ ------------------- ---------- -------------------- --------------- ----------
2017
Annuities.........    $      2,448     $    1,238      $    2,140        $      141    $    1,035
Life..............             713            285             681               186           237
Run-off...........             715          1,358           1,788               570           278
Corporate & Other.             108             92              61                19           283
                      ------------     ----------      ----------        ----------    ----------
  Total...........    $      3,984     $    2,973      $    4,670        $      916    $    1,833
                      ============     ==========      ==========        ==========    ==========
2016
Annuities.........    $      2,714     $    1,324      $    2,340        $     (908)   $      903
Life..............             546            330             541               261           242
Run-off...........             878          1,311           1,901               399           275
Corporate & Other.             139            146              87                23           280
                      ------------     ----------      ----------        ----------    ----------
  Total...........    $      4,277     $    3,111      $    4,869        $     (225)   $    1,700
                      ============     ==========      ==========        ==========    ==========
2015
Annuities.........    $      3,282     $    1,141      $    2,285        $      432    $      938
Life..............             555            295             507               150           259
Run-off...........             793          1,461           1,301                67           285
Corporate & Other.             300            104             218                24           241
                      ------------     ----------      ----------        ----------    ----------
  Total...........    $      4,930     $    3,001      $    4,311        $      673    $    1,723
                      ============     ==========      ==========        ==========    ==========

--------
(1) See Note 2 of the Notes to the Consolidated Financial Statements for the basis of allocation of net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2017, 2016 and 2015
                             (Dollars in millions)

                                                                                  % Amount
                             Gross Amount    Ceded      Assumed    Net Amount  Assumed to Net
                             ------------ ------------ ---------- ------------ --------------
2017
Life insurance in-force..... $    589,488 $    194,032 $    9,006 $    404,462           2.2%
                             ============ ============ ========== ============
Insurance premium
Life insurance (1).......... $      1,500 $        689 $       13 $        824           1.6%
Accident & health insurance.          231          227         --            4            --%
                             ------------ ------------ ---------- ------------
  Total insurance premium... $      1,731 $        916 $       13 $        828           1.6%
                             ============ ============ ========== ============
2016
Life insurance in-force..... $    610,206 $    450,000 $    7,006 $    167,212           4.2%
                             ============ ============ ========== ============
Insurance premium
Life insurance (1).......... $      1,850 $        909 $       67 $      1,008           6.6%
Accident & health insurance.          376          218         14          172           8.1%
                             ------------ ------------ ---------- ------------
  Total insurance premium... $      2,226 $      1,127 $       81 $      1,180           6.9%
                             ============ ============ ========== ============
2015
Life insurance in-force..... $    591,105 $    466,406 $   94,863 $    219,562          43.2%
                             ============ ============ ========== ============
Insurance premium
Life insurance (1).......... $      2,172 $        824 $       84 $      1,432           5.9%
Accident & health insurance.          232          239        212          205         103.4%
                             ------------ ------------ ---------- ------------
  Total insurance premium... $      2,404 $      1,063 $      296 $      1,637          18.1%
                             ============ ============ ========== ============

--------

(1)Includes annuities with life contingencies.

   For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of $17.1 billion and $9.0 billion, respectively, and life insurance premiums of $537 million and $13 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included related party transactions for life insurance in-force of $266.3 billion and $7.0 billion, respectively, and life insurance premiums of $766 million and $35 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included related party transactions for life insurance in-force of $278.4 billion and $86.4 billion, respectively, and life insurance premiums of $687 million and $227 million, respectively.

                                     PART C


                               OTHER INFORMATION


ITEM 26. EXHIBITS


(a) 1. Resolutions of the Board of Directors of The Travelers Insurance Company authorizing the establishment of the Registrant. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's Registration Statement, File No. 002-88637, on Form S-6 filed April 29, 1996.)


(a) 2. Resolutions of MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication). (Incorporated herein by reference to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


(b)                   Not Applicable.


(c) 1. Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-6, File No. 333-56952 filed February 7, 2003.)


(c) 2. Specimen Selling Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Travelers Fund BD III for Variable Annuities' Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)


(c) 3. Specimen Selling Agreement (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed April 10, 2006.)


(c) 4. Agreement and Plan of Merger between MetLife Investors Distribution Company and MLI Distribution LLC dated as of October 20, 2006 (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2007.)


(c) 5. Retail Sales Agreement between MetLife Investors Distribution Company and broker-dealers (Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2007.)


(c) 6. Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to the Services Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed May 23, 2008.)


(c) 7. Enterprise Sales Agreement between MetLife Investors Distribution Company and broker-dealers dated February 2010 (Incorporated herein by reference to Post-Effective Amendment No. 2 to the MetLife of CT Separate Account QPN Registration Statement on Form N-4, File No. 333-156911, as filed April 6, 2010.)


(c) 8. Master Retail Sales Agreement between MetLife Investors Distribution Company and broker-dealers dated September 2012 (Incorporated herein by reference to Post- Effective Amendment No. 23 to the MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)



(c) 9. Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective November 14, 2014). (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No. 333-200241, filed November 17, 2014.)


(c) 10. Amendment No. 2 to Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015). (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)

(c) 11. Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017)(Incorporated herein by reference to Post-Effective Amendment No. 27 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2017.)



(c) 12. Form of Brighthouse Securities, LLC Sales Agreement (Incorporated herein by reference to Exhibit 3(iv) to Post-Effective Amendment No. 7 to Brighthouse Separate Account A's Registration Statement on Form N-4, File Nos. 333-209053/811-03365 filed on December 14, 2017.)


(d) 1. Form of Variable Life Insurance Contract. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)



(d) 2. Accidental Death Benefit Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 3. Accelerated Death Benefit Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 4. Child Term Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 5. Cost of Living Adjustment Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 6. Coverage Extension Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 7. Estate Tax Repeal Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 8. Full Surrender Charge Waiver Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 9. Lapse Protection Guarantee Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 10. Maturity Extension Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 11. Primary Insured Term Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 12. Spouse Term Insurance Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 13. Specified Amount Payment Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 14. Waiver of Deduction Amount Rider. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(d) 15. Name Change Endorsement (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed April 10, 2006.)

(d) 16. Name Change Endorsement effective November 14, 2014 (6-E120-14). (Incorporated herein by reference to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)


(d) 17.               Name Change Endorsement (effective March 6,
                      2017)(5-E132-6) (Incorporated herein by reference to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778 filed April 5, 2017.)


(e)                   Application for Variable Life Insurance Contracts.
                      (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519 filed February 10, 2003.)


(f) 1. Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No. 333-200241, filed November 17, 2014.)


(f) 2. Copy of By-Laws of the Company. (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No. 333-200241, filed November 17, 2014.)


(f) 3. Copy of Certificate of Amendment of Certificate of Incorporation of the Company (effective March 6, 2017). (Incorporated herein by reference to Post-Effective Amendment No. 27 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2017.)


(f) 4.                Copy of Amended and Restated By-Laws of the Company.
                      (Incorporated herein by reference to Post-Effective Amendment No. 27 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2017.)


(g) 1. Specimen Reinsurance Contracts. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)



(g) 2. Service Agreement and Co-Insurance Agreement between MetLife Insurance Co of CT and Metropolitan Life Insurance Co. dated January 1, 2014 (Incorporated herein by reference to Post-Effective Amendment No. 20 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 4, 2014.)



(h) 1. Form of Participation Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)


(h) 2(a) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut effective August 31, 2007. (Incorporated herein by reference to the Post-Effective Amendment No. 11 to the MetLife of CT Separate Account Nine for Variable Annuities Registration Statement filed on Form N-4, File No. 033-65326, filed October 31, 2007.)


(h) 2(b) Amendment dated April 30, 2010 to the Participation Agreement dated August 31, 2007 with Metropolitan Series Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed on April 5, 2012.)


(h) 2(c) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017) (Incorporated herein by reference to Post-Effective Amendment No. 27 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2017.)


(h) 3(a) Participation Agreement among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 10, 2006.)

(h) 3(b) Amendments dated May 1, 2009 and April 30, 2010 to the Participation Agreement dated November 1, 2005 among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2012.)


(h) 3(c) Third Amendment to the Participation Agreement dated November 1, 2005 among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No. 333-200241, filed November 17, 2014.)


(h) 3(d) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017) (Incorporated herein by reference to Post-Effective Amendment No. 27 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2017.)


(h) 4(a) Fund Participation Agreement among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Variable Insurance Series (aka American Funds Insurance Series), American Funds Distributors, Inc. and Capital Research and Management Company dated October 1, 1999 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the MetLife of CT Fund UL III for Variable Life Insurance's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009).


(h) 4(b) Amendment dated April 30, 2010 to the Participation Agreement dated October 1, 1999 between American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)


(h) 4(c) Amendment to the Participation Agreement dated October 1, 1999 among American Funds Insurance Series, Capital Research and Management Company and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No. 333-200241, filed November 17, 2014.)


(h) 4(d) Eighth Amendment to the Participation Agreement dated May 15, 2015 among American Funds Insurance Series, Capital Research and Management Company, American Funds Distributors, Inc. and MetLife Insurance Company USA (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)


(h) 4(e) Ninth Amendment to the Participation Agreement dated November 19, 2014 among American Funds Insurance Series, Capital Research and Management Company, American Funds Distributors, Inc. and MetLife Insurance Company USA (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)



(h) 4(f) Tenth Amendment to Participation Agreement Among Brighthouse Life Insurance Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company (03-06-17) (Incorporated herein by reference to Exhibit 8(e)(v) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262,
                      filed on April 25, 2018.)



(h) 5(a) Amended and Restated Participation Agreement among Fidelity(Reg. TM) Variable Insurance Products Funds, Fidelity Distributions Corporation and The Travelers Insurance Company and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the MetLife of CT Fund UL III for Variable Life Insurance's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009).


(h) 5(b) Summary Prospectus Agreement Among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut effective April 30, 2010. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate

                      Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


(h) 5(c) Amendment No. 5 dated November 17, 2014 to the Participation Agreement dated May 1, 2001 among MetLife Insurance Company of Connecticut, Fidelity(Reg. TM) Variable Insurance Products Funds (I, II, III, IV & V) and Fidelity Distributors Corporation.(Incorporated herein by reference to MetLife Investors Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)


(h) 5(d) Amendments to the Participation Agreement among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1,
                      2005) (Incorporated herein by reference to Post-Effective Amendment No. 27 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 5, 2017.)



(h) 5(e) Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective 3-06-17). (Incorporated herein by reference to Exhibit 8(l)(iv) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)



(h) 6(a) Amended and Restated Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC dated May 1, 2004 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the MetLife of CT Fund UL III for Variable Life Insurance's Registration Statement on Form N-6, File No. 333-71349, filed April 9,
                      2009).


(h) 6(b) Amendment No. 5 dated October 5, 2010 to the Amended and Restated Participation Agreement dated May 1, 2004 Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


(h) 6(c) Participation Agreement Addendum with Franklin Templeton Variable Insurance Products Trust dated May 1, 2011. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2012.)


(h) 6(d) Amendment dated January 15, 2013 to the Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


(h) 6(e) Amendment to the Participation Agreement dated May 1, 2004 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to MetLife Investors USA Variable Life Account A's Registration Statement on Form N-6, File No. 333-200241, filed November 17, 2014.)


(h) 6(f) Amendment to the Participation Agreement dated August 1, 2014 among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company. (Incorporated herein by reference to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-101778, filed April 6, 2016.)



(h) 6(g) Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse

                      Securities, LLC (03-06-17). (Incorporated herein by reference to Exhibit 8(i)(vi) to Post-Effective Amendment No. 29 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 25, 2018.)



(h) 7(a) Fund Participation Agreement among Janus Aspen Series, The Travelers Insurance Company and The Travelers Life and Annuity Company dated May 1, 2000 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the MetLife of CT Fund UL III for Variable Life Insurance's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009).


(h) 7(b) Amendment No. 8 to Participation Agreement with Janus Aspen Series effective as of May 1, 2011. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2012.)


(h) 7(c) Amendment No. 9 dated May 1, 2011 to the Fund Participation Agreement dated May 1, 2000 among Janus Aspen Series and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 7 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 8, 2015.)


(h) 8(a) Participation Agreement among Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut dated January 1, 2009. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the MetLife of CT Fund UL III for Variable Life Insurance's Registration Statement on Form N-6, File No. 333-71349, filed April 9, 2009).


(h) 8(b) Amendment dated April 30, 2010 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 3 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


(h) 8(c) Amendment dated November 17,2014 to the Participation Agreement dated January 1, 2009 between Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, Legg Mason Partners Fund Advisor, LLC and MetLife Insurance Company of Connecticut. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)


(h) 9(a) Participation Agreement among Pioneer Variable Contracts Trust, The Travelers Insurance Company and The Travelers Life and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated January 1, 2002 and amendments. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the MetLife of CT Fund UL III for Variable Life Insurance's Registration Statement on Form N-6, File No. 333-71349, filed April 9,
                      2009).


(h) 9(b) Amendment No. 3 to the Participation Agreement with Pioneer Investment Management, Inc. effective as of May 1, 2011. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2012.)


(h) 9(c) Amendment No. 4 dated November 17, 2014 to the Participation Agreement dated January 1, 2002 among Pioneer Variable Contracts Trust, MetLife Insurance Company of Connecticut, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (Incorporated herein by reference to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File No. 333-200237, filed November 17, 2014.)


(h) 10(a)             Fund Participation Agreement among The Merger Fund VL,
                      Westchester Capital Management, Inc. and The Travelers
                      Insurance Company dated August 1, 2003 and amendment.
                      (Incorporated herein by reference to Post-Effective
                      Amendment No. 15 to the MetLife of CT Fund UL III for
                      Variable Life Insurance's Registration Statement on Form
                      N-6, File No. 333-71349, filed April 9, 2009).

(h) 10(b)             Amendment No. 2 to the Fund Participation Agreement among
                      The Merger Fund VL, Westchester Capital Management, Inc.
                      and MetLife Insurance Company of Connecticut.
                      (Incorporated herein by reference to Post-Effective
                      Amendment No. 21 to the Registrant's Registration
                      Statement on Form N-6, File No. 333-96519, filed April
                      10, 2015.)


(h) 11(a)             Participation Agreement among Vanguard Variable Insurance
                      Fund and The Vanguard Group, Inc. and Vanguard Marketing
                      Corporation and The Travelers Insurance Company dated
                      July 1, 2003.(Incorporated herein by reference to Post-Effective Amendment No. 15 to the MetLife of CT Fund
                      UL III for Variable Life Insurance's Registration
                      Statement on Form N-6, File No. 333-71349, filed April 9,
                      2009).


(h) 11(b)             Third Amendment to Participation Agreement with Vanguard
                      Variable Insurance Fund effective May 1, 2011.
                      (Incorporated herein by reference to Post-Effective
                      Amendment No. 18 to the Registrant's Registration
                      Statement on Form N-6, File No. 333-96519, filed April 5,
                      2012.)


(h) 11(c)             Fifth Amendment to Participation Agreement among Vanguard
                      Variable Insurance Fund, The Vanguard Group, Inc.,
                      Vanguard Marketing Corporation and MetLife Insurance
                      Company of Connecticut. ((Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-6, File No.
                      333-96519, filed April 10, 2015.)


(h) 12(a)             Participation Agreement dated December 5, 2003 between
                      Goldman Sachs Variable Insurance Trust, The Travelers
                      Insurance Company and The Travelers Life and Annuity
                      Company. (Incorporated herein by reference to Post-Effective Amendment No. 17 to the Registrant's
                      Registration statement on Form N-6, File No. 333-96519, filed April 6, 2011.)


(h) 12(b)             Amendment No. 2 to Participation Agreement with Goldman
                      Sachs Variable Insurance Trust, Goldman, Sachs & Co. and
                      MetLife Insurance Company of Connecticut, effective as
                      May 1, 2010. (Incorporated herein by reference to Post-
                      Effective Amendment No. 18 to the Registrant's
                      Registration Statement on Form N-6, File No. 333-96519, filed April 5, 2012.)


(h) 12(c)             Amendment No. 3 to Participation Agreement with Goldman
                      Sachs Variable Insurance Trust, Goldman, Sachs & Co. and
                      MetLife Insurance Company of Connecticut. (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-6, File
                      No. 333-96519, filed April 10, 2015.)



(h) 12(d)             Participation Agreement Among Goldman Sachs Variable
                      Insurance Trust, Goldman Sachs & Co., LLC, Brighthouse
                      Life Insurance Company (06-01-17) (Filed herewith.)



(i)                   Administrative Contracts. Not applicable.


(j)                   None


(k) Opinion of Counsel as to the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed February 10, 2003.)


(l) Actuarial Representation Letter. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 7, 2008.)


(m) Calculation Exhibit. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-6, File No. 333-96519, filed April 7, 2008.)


(n) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)


(o)                   Omitted Financial Statement. Not applicable.


(p)                   Initial Capital Agreements. Not applicable.


(q) Redeemability Exemption. (Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant's Registration Statement on Form N-6, File No. 02-88637, filed April 29, 2005.)

(r) Powers of Attorney for Eric T. Steigerwalt, Anant Bhalla, Myles J. Lambert, Peter M. Carlson, John L. Rosenthal Conor E. Murphy and Lynn A. Dumais (Filed herewith.)



ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
     Brighthouse Life Insurance Company
     11225 North Community House Road
     Charlotte, North Carolina 28277



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH INSURANCE COMPANY
-------------------------------------   ---------------------------------------------





Eric T. Steigerwalt                  Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road     Officer
Charlotte, NC 28277





Anant Bhalla                        Director, Vice President and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Peter Carlson                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Conor Murphy                        Director
11225 North Community House Road
Charlotte, NC 28277





John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960





Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277





Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Ruth Damian                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Davis                          Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President
11225 North Community House Road
Charlotte, NC 28277




David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960

Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277





Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 29277





James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Hughes                      Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





John Lima                Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960





Timothy J. McLinden                 Vice President
11225 North Community House Road
Charlotte, NC 28277




Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960




Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Andrew Vigar                        Vice President
11225 North Community House Road
Charlotte, NC 28277

Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277




James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960




Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277





David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647





Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277

Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277



ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of Brighthouse Life Insurance Company under Delaware insurance law. Brighthouse Life Insurance Company is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.

    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES
                            AS OF DECEMBER 31, 2017

The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2017.

That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.




A.   Brighthouse Holdings, LLC (DE)
     1.   New England Life Insurance Company (MA)
     2.   Brighthouse Life Insurance Company (DE)
          a.   Brighthouse Reinsurance Company of Delaware (DE)
          b.   Brighthouse Life Insurance Company of NY (NY)
          c.   Brighthouse Connecticut Properties Ventures, LLC (DE)
          d.   Brighthouse Renewables Holdings, LLC (DE)
          e.   Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
          f.   Brighthouse Assignment Company (CT)
          g.   ML 1065 Hotel, LLC (DE)
          h.   TIC European Real Estate LP, LLC (DE)
          i.   Euro TL Investments LLC (DE)
          j.   Greater Sandhill I, LLC (DE)
          k.   1075 Peachtree, LLC (DE)
          l.   TLA Holdings LLC (DE)
          m.   The Prospect Company (DE)
          n.   Euro T1 Investments LLC (DE)
          o.   TLA Holdings II LLC (DE)
     3.   Brighthouse Securities, LLC (DE)
     4.   Brighthouse Services, LLC (DE)
     5.   Brighthouse Investment Advisers, LLC (DE)


ITEM 29. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Policies.

Brighthouse Financial, Inc. also maintains a directors and officers professional liability insurance policy under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


RULE 484 UNDERTAKING



Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person or the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 30. PRINCIPAL UNDERWRITER

Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment Companies (including the Registrant):

Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account


(b) Brighthouse Securities, LLC is the principal underwriter for the Policies. The following persons are the officers and directors of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.




NAME AND PRINCIPAL BUSINESS OFFICE     POSITIONS AND OFFICES WITH UNDERWRITER
------------------------------------   ---------------------------------------





Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277

Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277



(c) Brighthouse Securities, LLC, as the principal underwriter and distributor, did not receive any fees on the Policies. The Company paid compensation directly to broker-dealers who had selling agreements with Brighthouse Securities, LLC.




                                                            (3)
                                                      COMPENSATION ON
                                                          EVENTS
                                           (2)          OCCASIONING
                                           NET         THE DEDUCTION
                 (1)                   UNDERWRITING        OF A            (4)           (5)
          NAME OF PRINCIPAL           DISCOUNTS AND   DEFERRED SALES    BROKERAGE       OTHER
             UNDERWRITER               COMMISSIONS         LOAD        COMMISSIONS   COMPENSATION
------------------------------------ --------------- ---------------- ------------- -------------
 Brighthouse Securities, LLC+........$1,660,352      $0               $0            $0



+ MetLife Investors Distribution Company served as principal underwriter and was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities, LLC was the recipient of these commissions thereafter.

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

The following companies will maintain possession of the documents required by
Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

(a)        Registrant


(b) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277

(c) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277

(d)        Brighthouse Financial, 18205 Crane Nest Dr., Floor 5, Tampa, FL
           33647

(e)        Brighthouse Financial, One Financial Center, 21st Floor, Boston, MA
           02111

(f)        State Street Bank & Trust Company, 225 Franklin Street, Boston, MA
           02110



ITEM 32. MANAGEMENT SERVICES

Not Applicable.


ITEM 33. FEE REPRESENTATION


Brighthouse Life Insurance Company hereby represents that the fees and charges deducted under the Policy described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Brighthouse Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Securities Act Rule 485(b) and has duly caused this amendment to this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Charlotte, and State of North Carolina, on the 25th day of April, 2018.

Brighthouse Fund UL for Variable Life Insurance
(Registrant)

By: Brighthouse Life Insurance Company

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President


By: Brighthouse Life Insurance Company
     (Depositor)

By: /s/ Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities indicated on April 25, 2018.


/s/ ERIC T. STEIGERWALT*   Chairman of the Board, President, Chief Executive Officer and a Director
------------------------
Eric T. Steigerwalt

/s/ ANANT BHALLA*          Director, Vice President and Chief Financial Officer
------------------------
Anant Bhalla

/s/ MYLES J. LAMBERT*      Director and Vice President
------------------------
Myles J. Lambert

/s/ PETER M. CARLSON*      Director and Vice President
------------------------
Peter M. Carlson

/s/ JOHN L. ROSENTHAL*     Director, Vice President and Chief Investment Officer
------------------------
John L. Rosenthal

/s/ CONOR E. MURPHY*       Director
------------------------
Conor E. Murphy

/s/ LYNN A. DUMAIS*        Vice President and Chief Accounting Officer
------------------------
Lynn A. Dumais

By:  /s/Michele H. Abate
     ---------------------
     Michele H. Abate, Attorney-In-Fact
     April 25, 2018

* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX


EXHIBIT

LETTER                DESCRIPTION
                      -----------


(h)12(d) Participation Agreement Among Goldman Sachs Variable Insurance Trust, Goldman Sachs & Co., LLC, Brighthouse Life Insurance Company (06-01-17)

(n) Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm

(r)                     Powers of Attorney